Document and Entity Information (USD $)	6 Months Ended
	Jun. 30, 2013	Jul. 31, 2013
Document And Entity Information
Entity Registrant Name	MOBIVITY HOLDINGS CORP.
Entity Central Index Key	0001447380
Document Type	S-1
Document Period End Date	Jun 30, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 0
Entity Common Stock, Shares Outstanding		96,618,482
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2013

Consolidated Balance Sheets (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash	$ 4,998,148	$ 363	$ 396
Accounts receivable, net of allowance for doubtful accounts of $34,930 and $44,700, respectively	305,732	414,671	243,846
Other current assets	69,242	30,009	15,924
Total current assets	5,373,122	445,043	260,166
Equipment, net	13,120	14,111	25,316
Goodwill	4,213,699	2,259,624	3,002,070
Intangible assets, net	1,738,773	444,112	1,116,506
Other assets	33,800	187,117	197,046
TOTAL ASSETS	11,372,514	3,350,007	4,601,104
Current liabilities
Accounts payable	476,780	514,949	842,777
Accrued interest	110,714	321,368	130,426
Accrued and deferred personnel compensation	325,281	299,534	237,691
Deferred revenue - related party		35,262	200,000
Deferred revenue and customer deposits	300,324	181,731	126,525
Convertible notes payable, net of discount		2,857,669	1,002,730
Notes payable	20,000	171,984	736,270
Cash payment obligation, net of discount			86,714
Derivative liabilities	209,089	3,074,504	1,573,859
Other current liabilities	231,567	250,144	245,227
Earn-out payable	46,567	2,032,881
Total current liabilities	1,720,322	9,740,026	5,182,219
Non-current liabilities
Long term accounts payable			125,846
Non-current liabilities	177,433		2,784,084
Earn-out payable	177,433		2,658,238
Total non-current liabilities	177,433		2,784,084
Total liabilities	1,897,755	9,740,026	7,966,303
Stockholders' equity (deficit)
Common stock, $0.001 par value; 150,000,000 shares authorized; 96,079,318 and 23,218,117 shares issued and outstanding as of June 30, 2013 and December 31, 2012, respectively	96,080	23,218	22,754
Equity payable	349,694
Additional paid-in capital	53,153,190	25,412,932	21,099,289
Accumulated deficit	(44,124,205)	(31,826,169)	(24,487,242)
Total stockholders' equity (deficit)	9,474,759	(6,390,019)	(3,365,199)
TOTAL LIABILITIES & STOCKHOLDERS' EQUITY (DEFICIT)	$ 11,372,514	$ 3,350,007	$ 4,601,104

Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Accounts receivable, net of allowance for doubtful accounts	$ 34,930	$ 44,700	$ 18,050
Stockholders' equity (deficit)
Common Stock, Par Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	150,000,000	150,000,000	150,000,000
Common Stock, Shares, Issued	96,079,318	23,218,117	22,754,308
Common Stock, Shares, Outstanding	96,079,318	23,218,117	22,754,308

Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenues
Revenues	$ 1,085,610	$ 1,009,398	$ 2,113,603	$ 2,022,604	$ 4,079,745	$ 2,524,265
Cost of revenues	311,390	332,458	596,012	700,228	1,300,325	986,854
Gross margin	774,220	676,940	1,517,591	1,322,376	2,779,420	1,537,411
Operating expenses
General & administrative	787,698	796,946	1,320,323	1,714,527	2,984,531	3,625,799
Sales & marketing	1,435,444	381,868	1,798,341	729,119	1,562,520	583,284
Engineering, research, & development	157,184	135,760	251,239	295,973	562,459	347,884
Depreciation & amortization	58,315	146,766	92,129	301,383	549,151	751,072
Goodwill impairment					742,446	10,435,170
Intangible asset impairment					145,396	1,325,134
Total operating expenses	2,438,641	1,461,340	3,462,032	3,041,002	6,546,503	17,068,343
Loss from operations	(1,664,421)	(784,400)	(1,944,441)	(1,718,626)	(3,767,083)	(15,530,932)
Other income/(expense)
Interest income	18	2,568	21	2,568	2,833	176
Interest expense	(4,899,193)	(880,321)	(6,346,553)	(1,238,499)	(4,559,564)	(544,215)
Change in fair value of derivative liabilities	(2,812,048)	654,477	(3,813,598)	193,990	359,530	(1,234,145)
Gain (loss) on adjustment in contingent consideration	(499,177)	16,131	(193,465)	76,782	625,357	999,347
Total other income/(expense)	(8,210,400)	(207,145)	(10,353,595)	(965,159)	(3,571,844)	(778,837)
Loss before income taxes	(9,874,821)	(991,545)	(12,298,036)	(2,683,785)	(7,338,927)	(16,309,769)
Income tax expense						(3,220)
Net loss	$ (9,874,821)	$ (991,545)	$ (12,298,036)	$ (2,683,785)	$ (7,338,927)	$ (16,312,989)
Net loss per share - basic and diluted	$ (0.28)	$ (0.04)	$ (0.42)	$ (0.12)	$ (0.32)	$ (0.78)
Weighted average number of shares during the period - basic and diluted	35,099,827	22,797,641	29,224,981	22,797,641	23,069,669	20,910,334

Consolidated Statements of Stockholders' Equity (Deficit) (USD $)	Common Stock	Equity Payable	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Total
Beginning Balance, Amount at Dec. 31, 2010	$ 17,700		$ 6,945,584	$ (8,174,253)	$ (1,210,969)
Beginning Balance, Shares at Dec. 31, 2010	17,700,000
Issuance of common stock and warrants for cash, Shares	688,669
Issuance of common stock and warrants for cash, Amount	689		1,032,314		1,033,003
Issuance of common stock for acquisitions, Shares	3,944,540
Issuance of common stock for acquisitions, Amount	3,945		11,314,124		11,318,069
Issuance of common stock for patent rights, Shares	14,286
Issuance of common stock for patent rights, Amount	14		49,986		50,000
Issuance of common stock for services, Shares	253,298
Issuance of common stock for services, Amount	253		428,747		429,000
Notes payable converted into common stock, Shares	153,515
Notes payable converted into common stock, Amount	153		230,118		230,271
Adjustment to derivative liability due to debt conversion			143,961		143,961
Stock-based compensation			976,255		976,255
Equity offering costs			(21,800)		(21,800)
Netloss				(16,312,989)	(16,312,989)
Ending Balance, Amount at Dec. 31, 2011	22,754		21,099,289	(24,487,242)	(3,365,199)
Ending Balance, Shares at Dec. 31, 2011	22,754,308
Issuance of common stock for services, Shares	225,000
Issuance of common stock for services, Amount	225		269,775		270,000
Adjustment to derivative liability due to debt conversion					3,421,579
Stock-based compensation			391,410		391,410
Issuance of common stock for late payment penalty, Shares	235,441
Issuance of common stock for late payment penalty, Amount	235		160,233		160,468
Adjustment to derivative liability due to note repayment, Shares	3,368
Adjustment to derivative liability due to note repayment, Amount	4		1,370		1,374
Adjustment of derivative liability due to note repayment			67,958		67,958
Adjustment to derivative liability due to note conversion			3,421,579		3,421,579
Adjustment to derivative liability due to warrant cancellation, Amount			1,318		1,318
Netloss				(7,338,927)	(7,338,927)
Ending Balance, Amount at Dec. 31, 2012	23,218		25,412,932	(31,826,169)	(6,390,019)
Ending Balance, Shares at Dec. 31, 2012	23,218,117
Issuance of common stock for acquisitions, Shares	7,750,000
Issuance of common stock for acquisitions, Amount	1,484		2,209,183		2,210,667
Issuance of common stock for services, Shares	75,000
Issuance of common stock for services, Amount	75		18,300		18,375
Stock-based compensation			1,277,794		1,277,794
Adjustment to derivative liability due to note conversion		218,446	10,726,967		10,945,413
Shares issued for Boomtext earn-out payment, Shares	1,483,669
Shares issued for Boomtext earn-out payment, Amount	23,218		25,412,932	(31,826,169)	(6,390,019)
Issuance of common stock for cash, net of transaction costs of $486,720, Shares	36,780,000
Issuance of common stock for cash, net of transaction costs of $486,720, Amount	36,780		6,752,905		6,789,685
Issuance of common stock for conversion of note principal and interest, Shares	26,772,532
Issuance of common stock for conversion of note principal and interest, Amount	26,773		5,327,733		5,354,506
Common stock issuable for allonge		131,248			131,248
Adjustment of derivative liability for note repayment			40,511		40,511
Adjustment of derivative liability for non-employee warrant conversion			176,555		176,555
Netloss				(12,298,036)	(12,298,036)
Ending Balance, Amount at Jun. 30, 2013	$ 69,080	$ 349,694	$ 53,153,190	$ (44,124,205)	$ 9,474,759
Ending Balance, Shares at Jun. 30, 2013	96,079,318

Consolidated Statements of Stockholders' Equity (Deficit) (Parenthetical) (USD $)	6 Months Ended
Jun. 30, 2013
Statement of Stockholders' Equity [Abstract]
Transaction costs of $486,720	$ 486,720

Consolidated Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
OPERATING ACTIVITIES
Net loss	$ (12,298,036)	$ (2,683,785)	$ (7,338,927)	$ (16,312,989)
Adjustments to reconcile net loss to net cash used in operating activities:
Bad debt expense	(10,778)	79,179	115,059	21,514
Common stock issued for services	18,375	270,000	270,000	25,000
Common stock issued for late payment		160,468
Stock-based compensation	1,277,794	210,429	391,410	1,380,256
Stock issued for late payment			160,468
Depreciation and amortization expense	92,129	301,383	549,151	751,072
(Gain) loss on adjustment in contingent consideration	193,465	(76,782)	(625,357)	(999,347)
Change in fair value of derivative liabilities	3,813,598	(193,990)	(359,530)	1,234,145
Amortization of deferred financing costs			263,255	39,958
Amortization of note discounts	6,134,367	1,020,749	3,935,108	370,810
Goodwill impairment			742,446	10,435,170
Intangible asset impairment			145,396	1,325,134
Loss on sale of assets		164	164
Increase (decrease) in cash resulting from changes in:
Accounts receivable	147,184	(110,239)	(285,884)	(216,145)
Other current assets	(33,733)	(540,553)	(29,460)	25,331
Other assets		(2,060)	9,929	(1,800)
Accounts payable	(84,388)	(189,617)	(327,828)	576,305
Accrued interest	159,132	83,598	335,035	112,796
Accrued and deferred personnel compensation	25,747	(22,826)	61,843	118,050
Deferred revenue - related party	(35,262)		(164,738)
Deferred revenue and customer deposits	1,926	(86,611)	55,206	72,887
Other liabilities	119,061	454,123	(120,929)	151,168
Net cash provided by used in operating activities	(479,419)	(1,225,514)	(2,218,183)	(890,685)
INVESTING ACTIVITIES
Purchases of equipment	(2,799)	(9,732)	(11,112)	(12,189)
Acquisitions	(400,000)			(77,000)
Cash paid for acquisitions				(209,833)
Net cash used in investing activities	(402,799)	(9,732)	(11,112)	(299,022)
FINANCING ACTIVITIES
Proceeds from issuance of notes payable, net of finance offering costs	700,000	3,148,470	3,148,470	272,500
Payments on notes payable	(1,609,682)	(772,547)	(831,708)	(304,539)
Payments on cash payment obligation		(87,500)	(87,500)	(162,500)
Proceeds from issuance of common stock, net of issuance costs	6,789,685			1,011,203
Net cash provided by financing activities	5,880,003	2,288,423	2,229,262	816,664
Net change in cash	4,997,785	1,053,177	(33)	(373,043)
Cash at beginning of period	363	396	396	373,439
Cash at end of period	4,998,148	1,053,573	363	396
Cash paid during period for :
Interest	53,389	33,108	33,385	20,650
Income taxes				3,220
Non cash investing and financing activities:
Debt discount from derivatives	4,614,714	2,733,412
Adjustment to derivative liability due to note repayment	40,511	181,646
Adjustment to derivative liability due to note conversion	10,945,413	1,020,859	3,421,579
Adjustment to derivative liability due to Allonge / ASID conversion	349,694
Adjustment to derivative liability due to non-employee warrant conversion	176,555
Issuance of common stock for Boomtext earn-out	2,210,667
Issuance of common stock for acquisitions	2,210,667			11,318,069
Issuance of note payable for acquisition	1,365,096
Earn-out payable recorded for acquisition	224,000
Conversion of accrued interest into notes payable		137,649
Conversion of notes payable into common stock	4,984,720
Conversion of accrued interest into common stock	369,786
Settlement of working capital asset related to the Boomtext acquisition	153,317
Common stock issued for patents and trademarks				50,000
Debt discount			5,352,404	149,196
Adjustment to derivative liability due to debt repayment			69,332
Adjustment to derivative liability due to debt conversion			3,421,579	143,961
Adjustment to derivative liability due to warrant cancellation			1,318
Conversion of notes payable and interest into common stock				230,271
Conversion of accrued interest into convertible notes payable			137,649
Share value issued in acquisitions				$ 11,318,069

Reverse Merger Transaction and Accounting	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 1 - Reverse Merger Transaction and Accounting

Reverse Merger Transaction

Mobivity Holdings Corp. (the “Company”) was incorporated as Ares Ventures Corporation in Nevada in 2008. In November 2010, the Company acquired CommerceTel, Inc., which was wholly-owned by CommerceTel Canada Corporation, in a reverse merger, or the “Merger”. Pursuant to the Merger, all of the issued and outstanding shares of CommerceTel, Inc. common stock were converted, at an exchange ratio of 0.7268-for-1, into an aggregate of 10,000,000 shares of the Company’s common stock, and CommerceTel, Inc. became a wholly owned subsidiary of the Company. In connection with the Merger, the Company changed its corporate name to CommerceTel Corporation in October 2010. The accompanying condensed consolidated financial statements, common share and weighted average common share basic and diluted information have been retroactively adjusted to reflect the exchange ratio in the Merger.

In connection with the Company’s acquisition of assets from Mobivity, LLC, the Company changed its corporate name to Mobivity Holdings Corp. and its operating company name from CommerceTel, Inc. to Mobivity, Inc., in August 2012.

Reverse Merger Accounting

Immediately following the consummation of the Merger: (i) the former security holders of Mobivity, Inc. common stock had an approximate 56% voting interest in the Company and the Company stockholders retained an approximate 44% voting interest; (ii) the former executive management team of Mobivity, Inc. remained as the only continuing executive management team for the Company; and (iii) the Company’s ongoing operations consist solely of the ongoing operations of Mobivity, Inc.

Based primarily on these factors, the Merger was accounted for as a reverse merger and a recapitalization in accordance with generally accepted accounting principles in the United States of America, or “GAAP”. As a result, these condensed financial statements reflect: (i) the historical results of Mobivity, Inc. prior to the Merger; (ii) the combined results of the Company following the Merger; and (iii) the acquired assets and liabilities at their historical cost.

Reverse Merger Transaction

Mobivity Holdings Corp. (the “Company”) was incorporated as Ares Ventures Corporation in Nevada in 2008. In November 2010, the Company acquired CommerceTel, Inc., which was wholly-owned by CommerceTel Canada Corporation, in a reverse merger, or the “Merger”. Pursuant to the Merger, all of the issued and outstanding shares of CommerceTel, Inc. common stock were converted, at an exchange ratio of 0.7268-for-1, into an aggregate of 10,000,000 shares of the Company’s common stock, and CommerceTel, Inc. became a wholly owned subsidiary of the Company. In connection with the Merger, the Company changed its corporate name to CommerceTel Corporation in October 2010. The accompanying condensed consolidated financial statements, common share and weighted average common share basic and diluted information has been retroactively adjusted to reflect the exchange ratio in the Merger.

In connection with the Company’s acquisition of assets from Mobivity, LLC (See Note 3 Acquisitions below), the Company changed its corporate name to Mobivity Holdings Corp. and its operating company from CommerceTel, Inc. to Mobivity, Inc., in August 2012.

Reverse Merger Accounting

Immediately following the consummation of the Merger: (i) the former security holders of Mobivity, Inc. common stock had an approximate 56% voting interest in the Company and the Company stockholders retained an approximate 44% voting interest; (ii) the former executive management team of Mobivity, Inc. remained as the only continuing executive management team for the Company; and (iii) the Company’s ongoing operations consist solely of the ongoing operations of Mobivity, Inc.

Based primarily on these factors, the Merger was accounted for as a reverse merger and a recapitalization in accordance with generally accepted accounting principles in the United States of America, or “GAAP”. As a result, these condensed financial statements reflect: (i) the historical results of Mobivity, Inc. prior to the Merger; (ii) the combined results of the Company following the Merger; and (iii) the acquired assets and liabilities at their historical cost. In connection with the Merger, the Company received net assets of $16,496.

In December 2010, the Board of Directors of the Company resolved to change the Company’s fiscal year end from September 30 to December 31, effective immediately, to coincide with the fiscal year end of its wholly owned subsidiary Mobivity, Inc.

Nature of Operations and Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Nature Of Operations And Summary Of Significant Accounting Policies
NOTE 2 - Nature of Operations and Summary of Significant Accounting Policies

Nature of Operations and Basis of Presentation

The Company is a provider of mobile marketing technology that enables major brands and enterprises to engage consumers via their mobile phones and other smart devices. Interactive electronic communications with consumers is a complex process involving communication networks and software. The Company removes this complexity through its suite of services and technologies thereby enabling brands, marketers, and content owners to communicate with their customers and consumers in general.

Principles of Accounting and Consolidation

These consolidated financial statements have been prepared in accordance with GAAP. The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All significant intercompany balances and transactions have been eliminated.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Significant estimates used are those related to stock-based compensation, the valuation of the derivative liabilities, asset impairments, the valuation and useful lives of depreciable tangible and certain intangible assets, the fair value of common stock used in acquisitions of businesses, the fair value of assets and liabilities acquired in acquisitions of businesses, and the valuation allowance of deferred tax assets. Management believes that these estimates are reasonable; however, actual results may differ from these estimates.

Purchase Accounting

The Company accounts for acquisitions pursuant to Accounting Standards Codification (“ASC”) No. 805 “Business Combinations”. The Company records all acquired tangible and intangible assets and all assumed liabilities based upon their estimated fair values.

Cash

The Company minimizes its credit risk associated with cash by periodically evaluating the credit quality of its primary financial institution. The balance at times may exceed federally insured limits. The Company has not experienced any losses on such accounts. The Company’s cash balances at June 30, 2013 and December 31, 2012 were $4,998,148 and $363, respectively.

Fair Value of Financial Instruments

On January 1, 2011, the Company adopted guidance which defines fair value, establishes a framework for using fair value to measure financial assets and liabilities on a recurring basis, and expands disclosures about fair value measurements. Beginning on January 1, 2011, the Company also applied the guidance to non-financial assets and liabilities measured at fair value on a non-recurring basis, which includes goodwill and intangible assets. The guidance establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions of what market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the reliability of the inputs as follows:

Level 1 - Valuation is based upon unadjusted quoted market prices for identical assets or liabilities in active markets that the Company has the ability to access.

Level 2 -Valuation is based upon quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in inactive markets; or valuations based on models where the significant inputs are observable in the market.

Level 3 - Valuation is based on models where significant inputs are not observable. The unobservable inputs reflect the Company's own assumptions about the inputs that market participants would use.

The following table presents assets and liabilities that are measured and recognized at fair value as of June 30, 2013 on a recurring and non-recurring basis:

Description	Level 1	Level 2	Level 3	Gains (Losses)
Goodwill (non-recurring)	$-	$-	$4,213,699	$-
Intangibles, net (non-recurring)	$-	$-	$1,738,773	$-
Derivatives (recurring)	$-	$-	$209,089	$(3,813,598)
Earn-out payable (non-recurring)	$-	$-	$224,000	$-

The following table presents assets and liabilities that are measured and recognized at fair value as of December 31, 2012 on a recurring and non-recurring basis:

Description	Level 1	Level 2	Level 3	Gains (Losses)
Goodwill (non-recurring)	$-	$-	$2,259,624	$(742,446)
Intangibles, net (non-recurring)	$-	$-	$444,112	$(145,396)
Derivatives (recurring)	$-	$-	$3,074,504	$359,530

The Company recorded goodwill and intangible assets as a result of the acquisitions completed in 2011 and 2013.

These assets were valued with the assistance of a valuation consultant and consisted of Level 3 valuation techniques.

As of December 31, 2012, the Company recorded derivative liabilities as a result of: (i) the variable maturity conversion feature (“VMCO”) in its convertible notes payable; (ii) the additional security issuance feature (“ASID”) in its convertible notes payable notes, common stock and warrants; and (iii) warrants issued to non-employees that are treated as derivative liabilities. These liabilities were valued with the assistance of a valuation consultant and consisted of Level 3 valuation techniques. As of June 30, 2013, the only remaining derivative liability related to the common stock and warrants.

The Company’s financial instruments consist of cash, accounts receivable, accounts payable, accrued liabilities and notes payable. The estimated fair value of cash, accounts receivable, accounts payable and accrued liabilities approximate their carrying amounts due to the short-term nature of these instruments. The carrying value of notes payable also approximates fair value because their terms are similar to those in the lending market for comparable loans with comparable risks. None of these instruments are held for trading purposes.

Accounts Receivable and Factoring Agreement

Accounts Receivable

Accounts receivable are carried at their estimated collectible amounts. The Company grants unsecured credit to substantially all of its customers. Ongoing credit evaluations are performed and potential credit losses are charged to operations at the time the account receivable is estimated to be uncollectible. Since the Company cannot necessarily predict future changes in the financial stability of its customers, the Company cannot guarantee that its reserves will continue to be adequate.

From time to time, the Company may have a limited number of customers with individually large amounts due. Any unanticipated change in one of the customer’s credit worthiness could have a material effect on the results of operations in the period in which such changes or events occurred. As of June 30, 2013 and December 31, 2012, the Company recorded an allowance for doubtful accounts of $34,930 and $44,700, respectively.

As of June 30, 2013, two customers’ balances represented 49% of total accounts receivable. As of December 31, 2012, one customer’s balance represented and 43% of total accounts receivable.

Factoring Agreement

In connection with a factoring agreement that the Company entered into in 2013, the Company transfers ownership of eligible accounts receivable with recourse to a third party purchaser in exchange for cash. The Company receives a percentage of the proceeds immediately upon sale of the account, and receives the remaining proceeds once the third party purchaser collects on the account. Proceeds from the transfer reflect the face value of the account less a discount. The discount is recorded as a loss in operations in the period of the sale.

Factoring discount fees, which increase based on the time frame of receivables outstanding, approximate 2% of the invoice amount, with the customer repaying the invoice within 90 days from the invoice date.

During the three months ended June 30, 2013, the Company sold $210,886 of trade accounts receivable, received cash proceeds of $239,918, and recorded fees and losses related to the sales of $4,419 in general and administrative expense in the consolidated statement of operations.

During the six months ended June 30, 2013, the Company sold $501,463 of trade accounts receivable, received cash proceeds of $476,927, and recorded fees and losses related to the sales of $10,054 in general and administrative expense in the consolidated statement of operations.

At June 30, 2013, the third party purchaser owed the Company $14,482 which is recorded in other current assets.

Equipment

Equipment, which is recorded at cost, consists primarily of computer equipment and is depreciated using the straight-line method over the estimated useful lives of the related assets (generally five years or less). Costs incurred for maintenance and repairs are expensed as incurred and expenditures for major replacements and improvements are capitalized and depreciated over their estimated remaining useful lives.

Depreciation expense for the three months ended June 30, 2013 and 2012 was $1,934 and $6,766, respectively. Depreciation expense for the six months ended June 30, 2013 and 2012 was $3,790 and $13,384, respectively. Accumulated depreciation amounts are noted in the table below.

Net property and equipment were as follows:

	June 30, 2013	December 31, 2012
Equipment	$158,515	$155,716
Furniture and Fixtures	14,569	14,569
Subtotal	173,084	170,285
Less accumulated depreciation	(159,964)	(156,174)
Total	$13,120	$14,111

Goodwill and Other Intangible Assets

In 2011, the Company completed three acquisitions which resulted in the recording of goodwill and other intangible assets; and the Company capitalized patent costs related to its acquisition of U.S. Patent Number 6,788,769 from eMediacy, Inc.

During the six months ended June 30, 2013, the Company completed two acquisitions which resulted in the recording of goodwill and other intangible assets. See Note 3.

The Company periodically reviews the carrying value of intangible assets not subject to amortization, including goodwill, to determine whether impairment may exist. Goodwill and certain intangible assets are assessed annually, or when certain triggering events occur, for impairment using fair value measurement techniques. These events could include a significant change in the business climate, legal factors, a decline in operating performance, competition, sale or disposition of a significant portion of the business, or other factors. Specifically, goodwill impairment is determined using a two-step process. The first step of the goodwill impairment test is used to identify potential impairment by comparing the fair value of a reporting unit with its carrying amount, including goodwill. The Company uses Level 3 inputs and a discounted cash flow methodology to estimate the fair value of a reporting unit. A discounted cash flow analysis requires one to make various judgmental assumptions including assumptions about future cash flows, growth rates, and discount rates. The assumptions about future cash flows and growth rates are based on the Company’s budget and long-term plans. Discount rate assumptions are based on an assessment of the risk inherent in the respective reporting units. If the fair value of a reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not impaired and the second step of the impairment test is unnecessary. If the carrying amount of a reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed to measure the amount of impairment loss, if any. The second step of the goodwill impairment test compares the implied fair value of the reporting unit’s goodwill with the carrying amount of that goodwill. If the carrying amount of the reporting unit’s goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized in an amount equal to that excess. The implied fair value of goodwill is determined in the same manner as the amount of goodwill recognized in a business combination. That is, the fair value of the reporting unit is allocated to all of the assets and liabilities of that unit (including any unrecognized intangible assets) as if the reporting unit had been acquired in a business combination and the fair value of the reporting unit was the purchase price paid to acquire the reporting unit.

The Company’s evaluation of goodwill completed during the year ended December 31, 2012 resulted in an impairment charge of $742,446, related to its three acquisitions during 2011.

As of June 30, 2013 and December 31, 2012, amortizable intangible assets consist of patents, trademarks, customer contracts, customer and merchant relationships, trade name, acquired technology, and non-compete agreements. These intangibles are being amortized on a straight line basis over their estimated useful lives of one to twenty years.

During the year ended December 31, 2012 the Company recognized an impairment charge of $145,396 related to the intangible assets acquired in its three acquisitions during 2011.

Impairment of Long-Lived Assets

The Company has adopted Accounting Standards Codification subtopic 360-10, “Property, Plant and Equipment” ("ASC 360-10"). ASC 360-10 requires that long-lived assets and certain identifiable intangibles held and used by the Company be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Company evaluates its long-lived assets for impairment annually or more often if events and circumstances warrant. Events relating to recoverability may include significant unfavorable changes in business conditions, recurring losses or a forecasted inability to achieve break-even operating results over an extended period. The Company evaluates the recoverability of long-lived assets based upon forecasted undiscounted cash flows. Should impairment in value be indicated, the carrying value of intangible assets will be adjusted, based on estimates of future discounted cash flows resulting from the use and ultimate disposition of the asset. ASC 360-10 also requires that those assets to be disposed of are reported at the lower of the carrying amount or the fair value less costs to sell.

Derivative Financial Instruments

The Company does not use derivative instruments to hedge exposures to cash flow, market or foreign currency risks.

The Company reviews the terms of the common stock, warrants and convertible debt it issues to determine whether there are embedded derivative instruments, including embedded conversion options, which are required to be bifurcated and accounted for separately as derivative financial instruments. In circumstances where the host instrument contains more than one embedded derivative instrument, including the conversion option, that is required to be bifurcated, the bifurcated derivative instruments are accounted for as a single, compound derivative instrument.

Bifurcated embedded derivatives are initially recorded at fair value and are then revalued at each reporting date with changes in the fair value reported as non-operating income or expense. When the equity or convertible debt instruments contain embedded derivative instruments that are to be bifurcated and accounted for as liabilities, the total proceeds received are first allocated to the fair value of all the bifurcated derivative instruments. The remaining proceeds, if any, are then allocated to the host instruments themselves, usually resulting in those instruments being recorded at a discount from their face value.

The fair value of the derivatives is estimated using a Monte Carlo simulation model. The model utilizes a series of inputs and assumptions to arrive at a fair value at the date of inception and each reporting period. Some of the key assumptions include the likelihood of future financing, stock price volatility, and discount rates.

See Note 5 for detailed information on the Company’s derivative liabilities.

Revenue Recognition

The Company’s “C4” Mobile Marketing and Customer Relationship Management (CRM) and Txtstation Control Center platforms are hosted solutions. The Company generates revenue from licensing its software to clients in its software as a service (SaaS) model, per-message and per-minute transactional fees, and customized professional services. The Company recognizes license fees over the period of the contract, service fees as the services are performed, and per-message or per-minute transaction revenue when the transaction takes place. The Company recognizes revenue at the time that the services are rendered, the selling price is fixed, and collection is reasonably assured, provided no significant obligations remain. The Company considers authoritative guidance on multiple deliverables in determining whether each deliverable represents a separate unit of accounting. As for the Mobivity and Boomtext platforms, which are both hosted solutions, revenue is principally derived from subscription fees from customers. The subscription fee is billed on a month to month basis with no contractual term and is collected by credit card for Mobivity and collected by cash and credit card for Boomtext. Revenue is recognized at the time that the services are rendered and the selling price is fixed with a set range of plans. Cash received in advance of the performance of services is recorded as deferred revenue.

The company generates revenue from the Stampt App through customer agreements with business owners.  Revenue is principally derived from monthly subscription fees which provide a license for unlimited use of the Stampt App by the business owner and their customers.  The subscription fee is billed each month to the business owner.  There are no setup fees and revenue is recognized monthly as the subscription revenues are billed.  There are no per-minute or transaction fees associated with the Stampt App.

As of December 31, 2012, deferred revenues from a related party totaled $35,262. This party ceased being a related party in June 2013. The Company recognized deferred revenue from this related party during the three months ended June 30, 2013 and 2012 totaling $-0- and $51,000, respectively. The Company recognized deferred revenue from this related party during the six months ended June 30, 2013 and 2012 totaling $-0- and $84,000, respectively.

As of June 30, 2013 and December 31, 2012, deferred revenues from third parties totaled $300,324 and $164,631, respectively.

During the three months ended June 30, 2013, one customer accounted for 30% of our revenues. During the six months ended June 30, 2013, one customer accounted for 30% of our revenues. No such concentrations existed in 2012.

Stock-based Compensation

The Company accounts for stock-based compensation in accordance with Financial Accounting Standards Board (“FASB”) ASC Topic 718 Stock Compensation, which establishes accounting for equity instruments exchanged for employee services. Under such provisions, stock-based compensation cost is measured at the grant date, based on the calculated fair value of the award, and is recognized as an expense, under the straight-line method, over the employee’s requisite service period (generally the vesting period of the equity grant). In accordance with ASC 718, the Company estimates forfeitures at the time of grant and revises the estimates if necessary, if actual forfeiture rates differ from those estimates. Stock options issued to employees are accounted for at their estimated fair value determined using the Black-Scholes option-pricing model.

The Company recorded employee stock based compensation for the three months ended June 30, 2013 and 2012 of $1,184,045 and $95,568, respectively.

The Company recorded employee stock based compensation for the six months ended June 30, 2013 and 2012 of $1,277,794 and $210,429, respectively.

The Company accounts for equity instruments, including restricted stock or stock warrants, issued to non-employees in accordance with authoritative guidance for equity based payments to non-employees. Stock warrants issued to non-employees are accounted for as derivative liabilities at their estimated fair value determined using a Monte Carlo simulation. At the date of issuance, the fair value of the stock warrants is expensed to change in fair value of derivative liabilities. The fair value of options granted to non-employees is re-measured as they vest, and the resulting change in value, if any, is recognized as change in fair value of derivative liabilities during the period the related services are rendered. Restricted stock issued to non-employees is accounted for at its estimated fair value as it vests. See Note 5.

Comprehensive Income (Loss)

Comprehensive income (loss) is defined as the change in equity during a period from transactions and other events and circumstances from non-owner sources. The Company is required to record all components of comprehensive income (loss) in the consolidated financial statements in the period in which they are recognized. Net income (loss) and other comprehensive income (loss), including foreign currency translation adjustments and unrealized gains and losses on investments, are reported, net of their related tax effect, to arrive at comprehensive income (loss). For the three month and six month periods ended June 30, 2013 and 2012, the comprehensive loss was equal to the net loss.

Net Loss Per Common Share

Net loss per share is presented as both basic and diluted net loss per share. Basic net loss per share excludes any dilutive effects of options, shares subject to repurchase and warrants. Diluted net loss per share includes the impact of potentially dilutive securities. During the three month and six month periods ended June 30, 2013 and 2012, the Company had securities outstanding which could potentially dilute basic earnings per share in the future, but were excluded from the computation of diluted net loss per share, as their effect would have been anti-dilutive.

Reclassifications

Certain amounts from prior periods have been reclassified to conform to the current period presentation.

Recent Accounting Pronouncements

In 2013, the Financial Accounting Standards Board ("FASB") issued new accounting guidance clarifying the accounting for the release of cumulative translation adjustment into net income when a parent either sells a part or all of its investment in a foreign entity or no longer holds a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business within a foreign entity.  The new standard is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2013. We do not anticipate that this adoption will have a significant impact on our financial position, results of operations, or cash flows.

In 2013, FASB issued new accounting guidance clarifying the accounting for obligations resulting from joint and several liability arrangements for which the total amount under the arrangement is fixed at the reporting date. The new standard is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2013. We do not anticipate that this adoption will have a significant impact on our financial position, results of operations, or cash flows.

In February 2013, the FASB issued ASU No. 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, to improve the transparency of reporting these reclassifications. Other comprehensive income includes gains and losses that are initially excluded from net income for an accounting period. Those gains and losses are later reclassified out of accumulated other comprehensive income into net income. The amendments in the ASU do not change the current requirements for reporting net income or other comprehensive income in financial statements. All of the information that this ASU requires already is required to be disclosed elsewhere in the financial statements under U.S. GAAP. The new amendments will require an organization to:

-Present (either on the face of the statement where net income is presented or in the notes) the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income - but only if the item reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period; and

-Cross-reference to other disclosures currently required under U.S. GAAP for other reclassification items (that are not required under U.S. GAAP) to be reclassified directly to net income in their entirety in the same reporting period. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is initially transferred to a balance sheet account (e.g., inventory for pension-related amounts) instead of directly to income or expense.

The amendments apply to all public and private companies that report items of other comprehensive income. Public companies are required to comply with these amendments for all reporting periods (interim and annual). The amendments are effective for reporting periods beginning after December 15, 2012, for public companies. Early adoption is permitted. The adoption of ASU No. 2013-02 is not expected to have a material impact on our financial position or results of operations.

In January 2013, the FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which clarifies which instruments and transactions are subject to the offsetting disclosure requirements originally established by ASU 2011-11. The new ASU addresses preparer concerns that the scope of the disclosure requirements under ASU 2011-11 was overly broad and imposed unintended costs that were not commensurate with estimated benefits to financial statement users. In choosing to narrow the scope of the offsetting disclosures, the Board determined that it could make them more operable and cost effective for preparers while still giving financial statement users sufficient information to analyze the most significant presentation differences between financial statements prepared in accordance with U.S. GAAP and those prepared under IFRSs. Like ASU 2011-11, the amendments in this update will be effective for fiscal periods beginning on, or after January 1, 2013. The adoption of ASU 2013-01 is not expected to have a material impact on our financial position or results of operations.

In October 2012, the FASB issued ASU 2012-04, “Technical Corrections and Improvements” in Accounting Standards Update No. 2012-04. The amendments in this update cover a wide range of Topics in the Accounting Standards Codification. These amendments include technical corrections and improvements to the Accounting Standards Codification and conforming amendments related to fair value measurements. The amendments in this update will be effective for fiscal periods beginning after December 15, 2012. The adoption of ASU 2012-04 is not expected to have a material impact on our financial position or results of operations.

In August 2012, the FASB issued ASU 2012-03, “Technical Amendments and Corrections to SEC Sections: Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin (“SAB”) No. 114, Technical Amendments Pursuant to SEC Release No. 33-9250, and Corrections Related to FASB Accounting Standards Update 2010-22 (SEC Update)” in Accounting Standards Update No. 2012-03. This update amends various SEC paragraphs pursuant to the issuance of SAB No. 114. The adoption of ASU 2012-03 is not expected to have a material impact on our financial position or results of operations.

In July 2012, the FASB issued ASU 2012-02, “Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment” in ASU No. 2012-02. This update amends ASU 2011-08, Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment and permits an entity first to assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test in accordance with Subtopic 350-30, Intangibles - Goodwill and Other - General Intangibles Other than Goodwill. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. The adoption of ASU 2012-02 is not expected to have a material impact on our financial position or results of operations.

Nature of Operations and Basis of Presentation

The Company is a provider of mobile marketing technology that enables major brands and enterprises to engage consumers via their mobile phones and other smart devices. Interactive electronic communications with consumers is a complex process involving communication networks and software. The Company removes this complexity through its suite of services and technologies thereby enabling brands, marketers, and content owners to communicate with their customers and consumers in general.

Principles of Accounting and Consolidation

These consolidated financial statements have been prepared in accordance with GAAP. The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All significant intercompany balances and transactions have been eliminated.

Going Concern

The Company’s financial statements have been prepared assuming that it will continue as a going concern. Such assumption contemplates the realization of assets and satisfaction of liabilities in the normal course of business. However, we have incurred continued losses, have a net working capital deficiency, and have an accumulated deficit of approximately $31.8 million as of December 31, 2012. These factors among others create a substantial doubt about our ability to continue as a going concern. The Company is dependent upon sufficient future revenues, additional sales of our securities or obtaining debt financing in order to meet its operating cash requirements. Barring the Company’s generation of revenues in excess of its costs and expenses or its obtaining additional funds from equity or debt financing, or receipt of significant licensing prepayments, the Company will not have sufficient cash to continue to fund the operations of the Company through June 30, 2013. These consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

In response to our Company’s cash needs, we raised additional bridge financing totaling $3,396,350 between January and September, 2012. Longer term, we anticipate that we will raise additional equity financing through the sale of shares of the Company’s common stock in order to finance our future investing and operating cash flow needs. However, there can be no assurance that such financings will be available on acceptable terms, or at all.

We anticipate, based on currently proposed plans and assumptions relating to our ability to market and sell our products, that our cash on hand will not satisfy, our operational and capital requirements for the next six months. Further, the operation of our business and our efforts to grow our business further both through acquisitions and organically will require significant cash outlays and commitments. The timing and amount of our cash needs may vary significantly depending on numerous factors. Our existing working capital is not sufficient to meet our cash requirements and we will need to seek additional capital, potentially through debt, or equity financings, to fund our growth.

Although we are actively pursuing financing opportunities, we may not be able to raise cash on terms acceptable to us or at all. There can be no assurance that we will be successful in obtaining additional funding. Financings, if available, may be on terms that are dilutive to our shareholders, and the prices at which new investors would be willing to purchase our securities may be lower than the current price of our ordinary shares. The holders of new securities may also receive rights, preferences or privileges that are senior to those of existing holders of our ordinary shares. If additional financing is not available or is not available on acceptable terms, we will have to curtail our operations in the short term.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Significant estimates used are those related to stock-based compensation, the valuation of the derivative liabilities, asset impairments, the valuation and useful lives of depreciable tangible and certain intangible assets, the fair value of common stock used in acquisitions of businesses, the fair value of assets and liabilities acquired in acquisitions of businesses, and the valuation allowance of deferred tax assets. Management believes that these estimates are reasonable; however, actual results may differ from these estimates.

Purchase Accounting

The Company accounts for acquisitions pursuant to Accounting Standards Codification (“ASC”) No. 805, Business Combinations. The Company records all acquired tangible and intangible assets and all assumed liabilities based upon their estimated fair values.

Cash

The Company minimizes its credit risk associated with cash by periodically evaluating the credit quality of its primary financial institution. The balance at times may exceed federally insured limits. The Company has not experienced any losses on such accounts. The Company’s cash balances at December 31, 2012 and 2011 were $363 and $369, respectively.

Fair Value of Financial Instruments

On January 1, 2011, the Company adopted guidance which defines fair value, establishes a framework for using fair value to measure financial assets and liabilities on a recurring basis, and expands disclosures about fair value measurements. Beginning on January 1, 2011, the Company also applied the guidance to non-financial assets and liabilities measured at fair value on a non-recurring basis, which includes goodwill and intangible assets. The guidance establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions of what market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the reliability of the inputs as follows:

Level 1 - Valuation is based upon unadjusted quoted market prices for identical assets or liabilities in active markets that the Company has the ability to access.

Level 2 -Valuation is based upon quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in inactive markets; or valuations based on models where the significant inputs are observable in the market.

Level 3 - Valuation is based on models where significant inputs are not observable. The unobservable inputs reflect the Company's own assumptions about the inputs that market participants would use.

The following table presents assets and liabilities that are measured and recognized at fair value as of December 31, 2012 on a recurring and non-recurring basis:

Description	Level 1	Level 2	Level 3	Gains (Losses)
Goodwill (non-recurring)	$-	$-	$2,259,624	$(742,446)
Intangibles, net (non-recurring)	$-	$-	$444,112	$(145,396)
Derivatives (recurring)	$-	$-	$3,074,504	$359,530

The following table presents assets and liabilities that are measured and recognized at fair value as of December 31, 2011 on a recurring and non-recurring basis:

Description	Level 1	Level 2	Level 3	Gains (Losses)
Goodwill (non-recurring)	$-	$-	$3,002,070	$(10,435,170)
Intangibles, net (non-recurring)	$-	$-	$1,116,506	$(1,325,134)
Derivatives (recurring)	$-	$-	$1,573,859	$(1,234,145)

The Company recorded goodwill and intangible assets as a result of the business combinations that were completed during 2011 and that are discussed throughout this Form 10-K. These assets were valued with the assistance of a valuation consultant and consisted of Level 3 valuation techniques.

The Company recorded derivative liabilities as a result of: (i) the variable maturity conversion feature in its convertible notes payable; (ii) the additional security issuance feature in its convertible notes payable notes, common stock and warrants; and (iii) warrants issued to non-employees that are treated as derivative liabilities. These liabilities were valued with the assistance of a valuation consultant and consisted of Level 3 valuation techniques.

The Company’s financial instruments consist of cash, accounts receivable, accounts payable, accrued liabilities and notes payable. The estimated fair value of cash, accounts receivable, accounts payable and accrued liabilities approximate their carrying amounts due to the short-term nature of these instruments. The carrying value of notes payable also approximates fair value because their terms are similar to those in the lending market for comparable loans with comparable risks. None of these instruments are held for trading purposes.

Accounts Receivable

Accounts receivable are carried at their estimated collectible amounts. The Company grants unsecured credit to substantially all of its customers. Ongoing credit evaluations are performed and potential credit losses are charged to operations at the time the account receivable is estimated to be uncollectible. Since the Company cannot necessarily predict future changes in the financial stability of its customers, the Company cannot guarantee that its reserves will continue to be adequate.

From time to time, the Company may have a limited number of customers with individually large amounts due. Any unanticipated change in one of the customer’s credit worthiness could have a material effect on the results of operations in the period in which such changes or events occurred. As of December 31, 2012 and 2011, the Company recorded an allowance for doubtful accounts of $44,700 and $18,050, respectively. As of December 31, 2012, the Company had one customer whose balance represented 43% of total accounts receivable. As of December 31, 2011, no single customer had a balance greater than 10%.

Equipment

Equipment, which is recorded at cost, consists primarily of computer equipment and is depreciated using the straight-line method over the estimated useful lives of the related assets (generally five years or less). Costs incurred for maintenance and repairs are expensed as incurred and expenditures for major replacements and improvements are capitalized and depreciated over their estimated remaining useful lives. Depreciation expense for the years ended December 31, 2012 and 2011 was $22,153 and $19,712, respectively. Accumulated depreciation for the Company’s equipment at December 31, 2012 and 2011 totaled $156,174 and $134,810, respectively.

Net property and equipment were as follows:

	December 31, 2012	December 31, 2011
Equipment	$155,716	$146,872
Furniture and Fixtures	14,569	13,254
Subtotal	170,285	160,126

Less accumulated depreciation	(156,174)	(134,810)
Total	$14,111	$25,316

Goodwill and Other Intangible Assets

During the year ended December 31, 2011, the Company completed the three acquisitions discussed in Note 3 which resulted in the recording of goodwill and other intangible assets.

Also during the year ended December 31, 2011, the Company capitalized $85,000 related to its acquisition of U.S. Patent Number 6,788,769 from eMediacy, Inc. for cash and 14,286 shares of common stock, and costs incurred to prosecute other patent applications. The Company is amortizing the costs on a straight-line basis over an estimated useful life of twenty years.

The Company periodically reviews the carrying value of intangible assets not subject to amortization, including goodwill, to determine whether impairment may exist. Goodwill and certain intangible assets are assessed annually, or when certain triggering events occur, for impairment using fair value measurement techniques. These events could include a significant change in the business climate, legal factors, a decline in operating performance, competition, sale or disposition of a significant portion of the business, or other factors. Specifically, goodwill impairment is determined using a two-step process. The first step of the goodwill impairment test is used to identify potential impairment by comparing the fair value of a reporting unit with its carrying amount, including goodwill. The Company uses Level 3 inputs and a discounted cash flow methodology to estimate the fair value of a reporting unit. A discounted cash flow analysis requires one to make various judgmental assumptions including assumptions about future cash flows, growth rates, and discount rates. The assumptions about future cash flows and growth rates are based on the Company’s budget and long-term plans. Discount rate assumptions are based on an assessment of the risk inherent in the respective reporting units. If the fair value of a reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not impaired and the second step of the impairment test is unnecessary. If the carrying amount of a reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed to measure the amount of impairment loss, if any. The second step of the goodwill impairment test compares the implied fair value of the reporting unit’s goodwill with the carrying amount of that goodwill. If the carrying amount of the reporting unit’s goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized in an amount equal to that excess. The implied fair value of goodwill is determined in the same manner as the amount of goodwill recognized in a business combination. That is, the fair value of the reporting unit is allocated to all of the assets and liabilities of that unit (including any unrecognized intangible assets) as if the reporting unit had been acquired in a business combination and the fair value of the reporting unit was the purchase price paid to acquire the reporting unit.

The Company’s evaluation of goodwill completed during the years ended December 31, 2012 and 2011 resulted in impairment charges of $742,446 and $10,435,170, respectively, related to its three acquisitions during 2011.

As of December 31, 2012 and 2011, amortizable intangible assets consist of patents, trademarks, customer contracts, customer relationships, trade name, acquired technology, and non-compete agreements. These intangibles are being amortized on a straight line basis over their estimated useful lives of one to twenty years. During the years ended December 31, 2012 and 2011, the Company recorded amortization expense for the intangible assets of $526,997 and $724,375, respectively.

During the years ended December 31, 2012 and 2011, the Company recognized impairment charges of $145,396 and $1,325,134, respectively, related to the intangible assets acquired in its three acquisitions during 2011.

Impairment of Long-Lived Assets

The Company has adopted Accounting Standards Codification subtopic 360-10, Property, Plant and Equipment ("ASC 360-10"). ASC 360-10 requires that long-lived assets and certain identifiable intangibles held and used by the Company be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Company evaluates its long-lived assets for impairment annually or more often if events and circumstances warrant. Events relating to recoverability may include significant unfavorable changes in business conditions, recurring losses or a forecasted inability to achieve break-even operating results over an extended period. The Company evaluates the recoverability of long-lived assets based upon forecasted undiscounted cash flows. Should impairment in value be indicated, the carrying value of intangible assets will be adjusted, based on estimates of future discounted cash flows resulting from the use and ultimate disposition of the asset. ASC 360-10 also requires that those assets to be disposed of are reported at the lower of the carrying amount or the fair value less costs to sell.

Derivative Financial Instruments

The Company does not use derivative instruments to hedge exposures to cash flow, market or foreign currency risks.

The Company reviews the terms of the common stock, warrants and convertible debt it issues to determine whether there are embedded derivative instruments, including embedded conversion options, which are required to be bifurcated and accounted for separately as derivative financial instruments. In circumstances where the host instrument contains more than one embedded derivative instrument, including the conversion option, that is required to be bifurcated, the bifurcated derivative instruments are accounted for as a single, compound derivative instrument.

Bifurcated embedded derivatives are initially recorded at fair value and are then revalued at each reporting date with changes in the fair value reported as non-operating income or expense. When the equity or convertible debt instruments contain embedded derivative instruments that are to be bifurcated and accounted for as liabilities, the total proceeds received are first allocated to the fair value of all the bifurcated derivative instruments. The remaining proceeds, if any, are then allocated to the host instruments themselves, usually resulting in those instruments being recorded at a discount from their face value.

The discount from the face value of the convertible debt, together with the stated interest on the instrument, is amortized over the life of the instrument through periodic charges to interest expense, using the effective interest method.

The fair value of the derivatives is estimated using a Monte Carlo simulation model. The model utilizes a series of inputs and assumptions to arrive at a fair value at the date of inception and each reporting period. Some of the key assumptions include the likelihood of future financing, stock price volatility, and discount rates.

See Note 5 for detailed information on the Company’s derivative liabilities.

Revenue Recognition

The Company’s “C4” Mobile Marketing and Customer Relationship Management (CRM) platform is a hosted solution, as is the newly acquired Txtstation Control Center platform. The Company generates revenue from licensing its software to clients in its software as a service (SaaS) model, per-message and per-minute transactional fees, and customized professional services. The Company recognizes license fees over the period of the contract, service fees as the services are performed, and per-message or per-minute transaction revenue when the transaction takes place. The Company recognizes revenue at the time that the services are rendered, the selling price is fixed, and collection is reasonably assured, provided no significant obligations remain. The Company considers authoritative guidance on multiple deliverables in determining whether each deliverable represents a separate unit of accounting. As for the newly acquired Mobivity and Boomtext platforms, which are both hosted solutions, revenue is principally derived from subscription fees from customers. The subscription fee is billed on a month to month basis with no contractual term and is collected by credit card for Mobivity and collected by cash and credit card for Boomtext. Revenue is recognized at the time that the services are rendered and the selling price is fixed with a set range of plans. Cash received in advance of the performance of services is recorded as deferred revenue.

As of December 31, 2012 and 2011, deferred revenues from related parties totaled $35,262 and $200,000 respectively. The Company recognized deferred revenue from related parties during the year ended December 31, 2012 totaling $164,738 and did not recognize any deferred revenue from related parties during the year ended December 31, 2011. As of December 31, 2012 and 2011, deferred revenues from third parties totaled $164,631 and $109,063, respectively.

During the year ended December 31, 2012, one customer accounted for 14.4% of our revenues.  No single customer accounted for more than 10% of our revenues during the year ended December 31, 2011.

Stock-based Compensation

The Company accounts for stock-based compensation in accordance with Financial Accounting Standards Board (“FASB”) ASC Topic 718 Stock Compensation, which establishes accounting for equity instruments exchanged for employee services. Under such provisions, stock-based compensation cost is measured at the grant date, based on the calculated fair value of the award, and is recognized as an expense, under the straight-line method, over the employee’s requisite service period (generally the vesting period of the equity grant). In accordance with ASC 718, the Company estimates forfeitures at the time of grant and revises the estimates if necessary, if actual forfeiture rates differ from those estimates. Stock options issued to employees are accounted for at their estimated fair value determined using the Black-Scholes option-pricing model. The Company recorded employee stock based compensation for the years ended December 31, 2012 and 2011 of $391,410 and $416,012, respectively.

The Company accounts for equity instruments, including restricted stock or stock warrants, issued to non-employees in accordance with authoritative guidance for equity based payments to non-employees. Stock warrants issued to non-employees are accounted for as derivative liabilities at their estimated fair value determined using a Monte Carlo simulation. At the date of issuance, the fair value of the stock warrants is expensed to change in fair value of derivative liabilities. The fair value of options granted to non-employees is re-measured as they vest, and the resulting change in value, if any, is recognized as change in fair value of derivative liabilities during the period the related services are rendered. Restricted stock issued to non-employees is accounted for at its estimated fair value as it vests.

Long Term Accounts Payable

As of December 31, 2011, the Company recorded amounts pertaining to payments made prior to the acquisition of Boomtext as well as amounts due to it from the sellers of Boomtext in accounts that are included in Other Assets and Long Term Accounts Payable. The amount recorded as a receivable from the sellers of Boomtext totaled $148,930, and the amount due to these sellers totaled $125,846 at December 31, 2011.

As of December 31, 2012, these amounts have been reclassified to Other Current Assets and Other Current Liabilities, since these balances will be settled in March of 2013 when the Earn-out payable to Boomtext is paid. The amount recorded as a receivable from the sellers of Boomtext totaled $153,317 and the amount due to these sellers totaled $137,638 at December 31, 2012.

Income Taxes

The Company accounts for income taxes in accordance with ASC Topic 740, Income Taxes. Deferred tax assets and liabilities arise from temporary differences between the tax bases of assets and liabilities and their reported amounts in the financial statements that will result in taxable or deductible amounts in future years.

Management evaluates the available evidence about future taxable income and other possible sources of realization of deferred tax assets. The valuation allowance reduces deferred tax assets to an amount that represents management’s best estimate of the amount of such deferred tax assets that more likely than not will be realized.

The Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax positions will be sustained on examination by the tax authorities, based on the technical merits of the position. The tax benefit is measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. The Company recognizes interest and penalties related to income tax matters in income tax expense.

Comprehensive Income (Loss)

Comprehensive income (loss) is defined as the change in equity during a period from transactions and other events and circumstances from non-owner sources. The Company is required to record all components of comprehensive income (loss) in the consolidated financial statements in the period in which they are recognized. Net income (loss) and other comprehensive income (loss), including foreign currency translation adjustments and unrealized gains and losses on investments, are reported, net of their related tax effect, to arrive at comprehensive income (loss). For the years ended December 31, 2012 and 2011, the comprehensive loss was equal to the net loss.

Net Loss Per Common Share

Net loss per share is presented as both basic and diluted net loss per share. Basic net loss per share excludes any dilutive effects of options, shares subject to repurchase and warrants. Diluted net loss per share includes the impact of potentially dilutive securities. During 2012 and 2011, the Company had securities outstanding which could potentially dilute basic earnings per share in the future, but were excluded from the computation of diluted net loss per share, as their effect would have been anti-dilutive. These outstanding securities are noted in the table below. In addition, see potential issuances associated with warrants and convertible notes payable in Notes 5 and 6.

	December 31,2012	December 31, 2011

Outstanding employee options	1,955,000	1,610,000
Outstanding non-employee warrants	905,000	905,000
Outstanding PIPE warrants	842,184	842,184
	3,702,184	3,357,184

Reclassifications

Certain amounts from prior periods have been reclassified to conform to the current period presentation.

Recent Accounting Pronouncements

Accounting standards promulgated by the FASB are subject to change. Changes in such standards may have an impact on the Company’s future financial statements. The following are a summary of recent accounting developments.

In October 2012, the FASB issued Accounting Standards Update (ASU) 2012-04, “Technical Corrections and Improvements” in Accounting Standards Update No. 2012-04. The amendments in this update cover a wide range of Topics in the Accounting Standards Codification. These amendments include technical corrections and improvements to the Accounting Standards Codification and conforming amendments related to fair value measurements. The amendments in this update will be effective for fiscal periods beginning after December 15, 2012. The adoption of ASU 2012-04 is not expected to have a material impact on our financial position or results of operations.

In August 2012, the FASB issued ASU 2012-03, “Technical Amendments and Corrections to SEC Sections: Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin (SAB) No. 114, Technical Amendments Pursuant to SEC Release No. 33-9250, and Corrections Related to FASB Accounting Standards Update 2010-22 (SEC Update)” in Accounting Standards Update No. 2012-03. This update amends various SEC paragraphs pursuant to the issuance of SAB No. 114. The adoption of ASU 2012-03 is not expected to have a material impact on our financial position or results of operations.

In July 2012, the FASB issued ASU 2012-02, "Testing Indefinite-Lived Intangible Assets for Impairment" in Accounting Standards Update No.  2012-02. ASU 2012-2 allows entities to use a qualitative approach to test indefinite-lived intangible assets for impairment. ASU No. 2012-02 permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of the indefinite-lived intangible asset is less than its carrying value. If it is concluded that this is the case, it is necessary to perform the currently prescribed quantitative impairment test. Otherwise, the quantitative impairment test is not required. ASU No. 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. The adoption of the provisions of ASU No. 2012-02 will not have a material impact on the Company's financial position or results of operations.

In December 2011, FASB issued ASU 2011-11, “Balance Sheet - Disclosures about Offsetting Assets and Liabilities” in Accounting Standards Update No. 2011-11. This update enhances disclosure requirements relating to the offsetting of assets and liabilities on an entity's balance sheet. The update requires enhanced disclosures regarding assets and liabilities that are presented net or gross in the statement of financial position when the right of offset exists, or that are subject to an enforceable master netting arrangement. The new disclosure requirements relating to this update are retrospective and effective for annual and interim periods beginning on or after January 1, 2013. The update only requires additional disclosures, as such; we do not expect that the adoption of this standard will have a material impact on our results of operations, cash flows or financial condition.

In September 2011, the FASB issued ASU No. 2011-08, “Intangibles – Goodwill and Other (Topic 350): Testing Goodwill for Impairment” in Accounting Standards Update No. 2011-08. The guidance in ASU 2011-08 is intended to reduce complexity and costs by allowing an entity the option to make a qualitative evaluation about the likelihood of goodwill impairment to determine whether it should calculate the fair value of a reporting unit. The amendments also improve previous guidance by expanding upon the examples of events and circumstances that an entity should consider between annual impairment tests in determining whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. Also, the amendments improve the examples of events and circumstances that an entity having a reporting unit with a zero or negative carrying amount should consider in determining whether to measure an impairment loss, if any, under the second step of the goodwill impairment test. The amendments in this ASU are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity’s financial statements for the most recent annual or interim period have not yet been issued. The adoption of this guidance is not expected to have a material impact on the Company’s financial position or results of operations.

In May 2011, the FASB issued ASU No. 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” in Accounting Standards Update No. 2011-04. This update clarifies the application of certain existing fair value measurement guidance and expands the disclosures for fair value measurements that are estimated using significant unobservable (Level 3) inputs. This update is effective on a prospective basis for annual and interim reporting periods beginning on or after December 15, 2011, which for the Company is January 1, 2012. The Company does not expect that adopting this update will have a material impact on its consolidated financial statements.

Acquisitions	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Business Combinations [Abstract]
Note 3 - Acquisitions

Sequence Acquisition

On May 13, 2013, the Company acquired certain assets of Sequence, LLC (“Sequence”) pursuant to an asset purchase agreement. Pursuant to the asset purchase agreement, the Company acquired all application software, URL’s, websites, trademarks, brands, customers and customer lists from Sequence. The Company assumed no liabilities of Sequence.

The purchase price consisted of: (1) $300,000 in cash; (2) 750,000 shares of the Company’s common stock valued based on the closing market price on the acquisition date at $183,750; and (3) twenty-four monthly earn-out payments consisting of 10% of the eligible monthly revenue subsequent to closing with a fair value of $224,000.

The Company completed the acquisition in furtherance of its strategy to acquire small, privately owned enterprises in the mobile marketing sector through an asset purchase structure. This acquisition was consistent with the Company's purchase price model in which equity will represent most of the purchase price plus a small cash component and, in some cases, the assumption of specific liabilities.

The acquisition has been accounted for as a business combination and the Company valued the assets acquired at their fair values on the date of acquisition. An independent valuation expert (Vantage Point Advisors) was hired to assist the Company in determining these fair values. Accordingly, the assets of the acquired entity were recorded at their estimated fair values at the date of the acquisition.

The allocation of the purchase price to the assets acquired based upon fair value determinations was as follows:

Merchant relationships	$181,000
Trade name	76,000
Developed technology	71,000
Goodwill	379,750
Total assets acquired	$707,750

The purchase price consisted of the following:

Cash	$300,000
Common stock	183,750
Earn-out payable	224,000
Total purchase price	$707,750

Pro forma results of operations were not included due to the investment test not reaching the level of a significant acquisition.

Front Door Insights Acquisition

On May 20, 2013, the Company acquired certain assets and liabilities of Front Door Insights, LLC (“FDI”), pursuant to an asset purchase agreement. The assets and liabilities acquired from FDI consisted of cash on hand, accounts receivable, all rights under all contracts other than excluded contracts, prepaid expenses, all technology and intellectual property rights, accounts payable, and obligations under a commercial lease.

The purchase price consisted of: (1) $100,000 in cash; (2) a promissory note in the principal amount of $1,400,000; and (3) 7,000,000 shares of the Company’s common stock valued based on the closing market price on the acquisition date at $1,034,310.

The promissory note delivered by the Company to FDI under the asset purchase agreement was non-interest bearing and was due and payable on August 20, 2013. As a result of note payable not bearing interest, a discount on the note payable of $34,904 was recorded. The Company paid the $1,400,000 promissory note on June 17, 2013.  As a result of the early repayment, the discount of $34,904 was fully amortized on June 17, 2013.

The asset purchase agreement includes a working capital adjustment pursuant to which the number of shares issuable to FDI will be increased, or decreased, in the event the working capital of FDI exceeds, or is less than, $10,000, respectively, as of the closing.  In either event, the number of shares issuable to FDI will be increased or decreased, as the case may be, by a share amount equal to the amount by which the working capital as of the closing exceeds or is less than $10,000, divided by $0.25.  Pursuant to the asset purchase agreement, 25% of the shares to be issued to FDI, or 1,750,000 shares, will be held in escrow and available for offset against any claims for indemnification that might be brought by the Company against FDI or its members, during the first 12 months following the close, for certain breaches of the asset purchase agreement.

The asset purchase agreement contains customary representations, warranties and covenants by the parties, including each party’s agreement to indemnify the other against any claims or losses arising from their breach of the asset purchase agreement.  FDI and its members have also agreed that for a period of three years following the closing not to engage in the business of providing interactive mobile marketing platforms or services or to solicit the pre-closing clients, vendors or employees of FDI, except in each case on behalf of the Company.

The Company completed the acquisition in furtherance of its strategy to acquire small, privately owned enterprises in the mobile marketing sector through an asset purchase structure. This acquisition was consistent with the Company's purchase price model in which equity will represent most of the purchase price plus a small cash component and, in some cases, the assumption of specific liabilities.

The acquisition has been accounted for as a business combination and the Company valued all assets and liabilities acquired at their fair values on the date of acquisition. An independent valuation expert (Vantage Point Advisors) was hired to assist the Company in determining these fair values. Accordingly, the assets and liabilities of the acquired entity were recorded at their estimated fair values at the date of the acquisition.

The allocation of the purchase price to assets and liabilities based upon fair value determinations was as follows:

Cash	$5,500
Accounts receivable	27,467
Contracts	813,000
Customer relationships	22,000
Developed technology	96,000
Non-compete agreement	124,000
Goodwill	1,574,325
Total assets acquired	2,662,292
Liabilities assumed	(162,886)
Net assets acquired	$2,499,406

The purchase price consists of the following:

Cash	$100,000
Promissory note, net	1,365,096
Common stock	1,034,310
Total purchase price	$2,499,406

The following information presents unaudited pro forma consolidated results of operations for the six months ended June 30, 2013 as if the FDI acquisition described above had occurred on January 1, 2013, and the results of operations for the year ended December 31, 2012 as if the FDI acquisition described above had occurred on January 1, 2012. The following unaudited pro forma financial information gives effect to certain adjustments, including the increase in compensation expense related to additional head-count and amortization of acquired intangible assets. The pro forma financial information is not necessarily indicative of the operating results that would have occurred if the acquisition been consummated as of the date indicated, nor are they necessarily indicative of future operating results.

Pro Forma Results of Operations for the Six Months Ended June 30, 2013

Mobivity Holdings Corp.
Consolidated Statements of Operations
(Unaudited)
			Pro forma		Pro forma
	Mobivity	FDI	adjustments		combined
Revenues
Revenues	$2,113,603	$162,280	$-		$2,275,883
Cost of revenues	596,012	54,371	-		650,383
Gross margin	1,517,591	107,909	-		1,625,500

Operating expenses
General and administrative	1,320,323	71,720	-		1,392,043
Sales and marketing	1,798,341	4,888	229,258	(b)	2,032,487
Engineering, research, and development	251,239	87,994	-		339,233
Depreciation and amortization	92,129	-	68,469	(c)	160,598
Total operating expenses	3,462,032	164,602	297,727		3,924,361

Loss from operations	(1,944,441)	(56,693)	(297,727)		(2,298,861)

Other income/(expense)
Interest income	21	-	-		21
Interest expense	(6,346,553)	(6,785)	-		(6,353,338)
Change in fair value of derivative liabilities	(3,813,598)	-	-		(3,813,598)
Gain (loss) on adjustment in contingent consideration	(193,465)	-	-		(193,465)
Total other income/(expense)	(10,353,595)	(6,785)	-		(10,360,380)

Loss before income taxes	(12,298,036)	(63,478)	(297,727)		(12,659,241)

Income tax expense	-	-	-		-

Net loss	$(12,298,036)	$(63,478)	$(297,727)		$(12,659,241)

Net loss per share - basic and diluted	$(0.42)				$(0.37)

Weighted average number of shares
during the period - basic and diluted	29,224,981				34,630,537

Pro Forma Results of Operations for the Year ended December 31, 2012

	Mobivity	FDI	Pro forma adjustments		Pro forma combined
Revenues
Revenues	$4,079,745	$347,797	$-		$4,427,542
Cost of revenues	1,300,325	183,819	-		1,484,144
Gross margin	2,779,420	163,978	-		2,943,398

Operating expenses
General and administrative	2,984,531	155,568	-		3,140,099
Sales and marketing	1,562,520	45,292	1,541,050	(b)	3,148,862
Engineering, research, and development	562,459	199,953	-		762,412
Depreciation and amortization	549,151	-	178,509	(c)	727,660
Goodwill impairment	742,446	-	-		742,446
Intangible asset impairment	145,396	-	-		145,396
Total operating expenses	6,546,503	400,813	1,719,559		8,666,875

Loss from operations	(3,767,083)	(236,835)	(1,719,559)		(5,723,477)

Other income/(expense)
Interest income	2,833	-	-		2,833
Interest expense	(4,559,564)	(4,105)	(234,115)	(a)	(4,797,784)
Change in fair value of derivative liabilities	359,530	-	-		359,530
Gain on adjustment in contingent consideration	625,357	-	-		625,357
Total other income/(expense)	(3,571,844)	(4,105)	(234,115)		(3,810,064)

Loss before income taxes	(7,338,927)	(240,940)	(1,953,674)		(9,533,541)

Income tax expense	-	-	-		-

Net loss	$(7,338,927)	$(240,940)	$(1,953,674)		$(9,533,541)

Net loss per share - basic and diluted	$(0.32)				$(0.32)

Weighted average number of shares
during the period - basic and diluted	23,069,669				30,069,669

Pro Forma Adjustments

The following pro forma adjustments are based upon the value of the tangible and intangible assets acquired as determined by an outside, independent valuation firm.

(a)   Represents interest expense and note discount amortization for notes payable issued in conjunction with the transaction.

(b)   Represents salary, bonus and stock based compensation (year ended December 21, 2012) for headcount added in conjunction with the transaction.

(c)   Represents amortization of intangible assets for the period.

Txtstation Acquisition

In April 2011, the Company acquired substantially all of the assets of the Txtstation interactive mobile marketing platform and services business from Adsparq Limited (“Adsparq”).

The purchase price for the acquisition consisted of: (i) 2,125,000 shares of the Company’s common stock; (ii) $26,184 in cash at closing; and (iii) $250,000 of scheduled cash payments.

The $250,000 of scheduled cash payments was due as follows: $25,000 was payable on the 60th day following closing and the balance was payable in $25,000 installments at the end of each of the next nine 30-day periods thereafter. At closing, the Company recorded a cash payment obligation of $241,960 representing the net present value of the scheduled cash payments. See Note 6 under Cash Payment Obligation.

The Company assumed none of Adsparq’s liabilities in the transaction, except for the performance obligation of unearned revenue. For a period of one year following the closing of the transaction, half of the shares of common stock issued to Adsparq were held in escrow as security for Adsparq’s obligations under the agreement.

In connection with the transaction, the Company also issued 300,000 shares of its common stock to the controlling stockholder of Adsparq in consideration of certain indemnification obligations and other agreements. The value of these shares was included in the purchase price. For one year following the closing of the transaction, the shareholder agreed not to, directly or indirectly, transfer, donate, sell, assign, pledge, hypothecate, grant a security interest in or otherwise dispose or attempt to dispose of all or any portion of shares issued to it (or any interest therein).

The Company completed the acquisition in furtherance of its strategy to acquire small, privately owned enterprises in the mobile marketing sector through an asset purchase structure. This acquisition was consistent with the Company's purchase price model in which equity will represent most of the purchase price plus a small cash component and, in some cases, the assumption of specific liabilities.

The acquisition has been accounted for as a business combination and the Company valued all assets and liabilities acquired at their fair values on the date of acquisition. An independent valuation expert was hired to assist the Company in determining these fair values. Accordingly, the assets and liabilities of the acquired entity were recorded at their estimated fair values at the date of the acquisition.

Actual results of operations of Txtstation are included in the Company’s consolidated financial statements from the date of acquisition. The allocation of the purchase price to assets and liabilities based upon fair value determinations was as follows:

Current assets	$10,184
Equipment	31,230
Customer contracts	1,026,000
Trade name	36,000
Technology / IP	182,000
Non-compete	1,000
Goodwill	6,373,730
Assumed liabilities - deferred revenue	(20,000)
Total purchase price	$7,640,144

The consideration given consisted of the following:

Cash	$26,184
Present value of scheduled cash payments	241,960
Common stock	7,372,000
Total purchase price	$7,640,144

Mobivity Acquisition

In April 2011, the Company completed the acquisition of Mobivity, LLC’s and Mobile Visions, Inc.’s Mobivity interactive mobile marketing platform and services business.

The purchase price for the acquisition consisted of (i) 1,000,000 shares of the Company’s common stock; (ii) $64,969 in cash paid at closing and (iii) a secured subordinated promissory note of Mobivity, Inc. with a principal amount of $606,064. No liabilities were assumed in the acquisition.

The promissory note discussed in (iii) above earned interest at 6.25% per annum; was payable in six quarterly installments of $105,526 (inclusive of interest) starting May 1, 2011; matured on August 1, 2012; was secured by the acquired assets of the Mobivity business; and was subordinated to the Company’s obligations under its outstanding 10% Senior Secured Convertible Bridge Notes due February 2, 2012 and May 2, 2012. Mobivity, LLC was granted a security interest in the acquired assets, subordinated only to the Company's senior debt (Bridge Notes), and a majority of the Bridge Note holders consented to the junior security interest. See Note 6 under Bridge Financing.

The Company completed the acquisition in furtherance of its strategy to acquire small, privately owned enterprises in the mobile marketing sector through an asset purchase structure. This acquisition was consistent with the Company's purchase price model in which equity will represent most of the purchase price plus a small cash component and, in some cases, the assumption of specific liabilities.

The acquisition has been accounted for as a business combination and the Company valued all assets and liabilities acquired at their fair values on the date of acquisition. An independent valuation expert was hired to assist the Company in determining these fair values. Accordingly, the assets and liabilities of the acquired entity were recorded at their estimated fair values at the date of the acquisition.

Actual results of the operations acquired are included in the Company’s consolidated financial statements from the date of acquisition. The allocation of the purchase price to assets and liabilities based upon fair value determinations was as follows:

Customer relationships	$814,000
Trade name	65,000
Technology / IP	217,000
Non-compete	5,000
Goodwill	2,690,033
Total purchase price	$3,791,033

The consideration given consisted of the following:

Cash	$64,969
Subordinated secured note payable	606,064
Common stock	3,120,000
Total purchase price	$3,791,033

BoomText Acquisition

In August 2011, the Company completed the purchase from Digimark, LLC (“Digimark”) of substantially all of the assets of its BoomText interactive mobile marketing services business.

The purchase price for the acquisition consisted of the following components: (i) 519,540 shares of the Company’s common stock issued at closing; (ii) $120,514 in cash paid at closing; (iii) a secured subordinated promissory note issued by Mobivity, Inc. in the principal amount of $175,000; (iv) an unsecured subordinated promissory note issued by Mobivity Inc. in the principal amount of $194,658; and (v) an earn-out payment. The purchase price also included the assumption of an office lease obligation and certain of Digimark’s accounts payable.

The note discussed in (iii) above had an interest rate of 6.25% per annum and was secured by all of the assets of Mobivity, Inc. and was subordinated to the Company’s obligations under its outstanding 10% Senior Secured Convertible Bridge Notes due October 15, 2012. See Note 6 under Digimark, LLC Notes and under Bridge Notes.

The note discussed in (iv) above does not bear interest; is payable in installments (varying in amount) from August 2011 through October 2012; and is subordinated to the Company’s obligations under its outstanding 10% Senior Secured Convertible Bridge Notes due October 15, 2012 (see Note 6). Because this note does not bear interest, the Company recorded $182,460 as the net present value of the payments due over the subsequent periods. See Note 6 under Digimark, LLC Notes.

The earn-out payment discussed in (v) above is payable 20 months after closing of the transaction, and consists of a number of shares of common stock of the Company equal to (a) 1.5, multiplied by the Company’s net revenue from acquired customers and customer prospects for the twelve-month period beginning six months after the closing date, divided by (b) the average of the volume-weighted average trading prices of the Company’s common stock for the 25 trading days immediately preceding the earn-out payment (subject to a collar of $1.49 and $2.01 per share). As of December 31, 2012, the dollar value of the earn-out payable is $2,032,881, which equates to an estimated 1,364,350 shares of common stock. During the years ended December 31, 2012 and 2011, the Company recorded a gain on adjustment of contingent consideration of $625,357 and $999,347, resulting from the change in value of the estimated earn-out payment. See Note 10 Earn-Out Contingency.

For one year and six months following the closing of the transaction, 50% of the shares of common stock issued to Digimark at closing will be held in escrow as security for its indemnification obligations in the transaction.

The Company completed the acquisition in furtherance of its strategy to acquire small, privately owned enterprises in the mobile marketing sector through an asset purchase structure. This acquisition was consistent with the Company's purchase price model in which equity will represent most of the purchase price plus a small cash component and, in some cases, the assumption of specific liabilities.

The acquisition has been accounted for as a business combination and the Company valued all assets and liabilities acquired at their fair values on the date of acquisition. An independent valuation expert was hired to assist the Company in determining these fair values. Accordingly, the assets and liabilities of the acquired entity were recorded at their estimated fair values at the date of the acquisition.

Actual results of the operations acquired are included in the Company’s consolidated financial statements from the date of acquisition. The allocation of the purchase price to assets and liabilities based upon fair value determinations was as follows:

Prepaid assets	$3,000
Customer relationships	592,000
Trade name	39,000
Technology / IP	59,000
Non-compete	10,000
Goodwill	4,373,477
Total purchase price	$5,076,477

The consideration given consisted of the following:

Cash	$120,514
Secured subordinated promissory note	175,000
Unsecured subordinated promissory note	182,460
Common stock	826,069
Earn-out payable	3,657,585
Liabilities assumed	114,849
Total purchase price	$5,076,477

Estimated Useful Lives of Acquired Intangibles

The estimated useful lives of the acquired intangibles are as follows:

	Useful Lives (Years)
	Txtstation	Mobivity	Boomtext

Customer contracts	5	n/a	n/a
Customer relationships	n/a	2	2
Trade name	1	5	1
Technology / IP	5	5	1
Non-compete	1.5	2	2
Goodwill	n/a	n/a	n/a

Acquisition Related Costs

The Company recorded $223,207 in acquisition-related costs for accounting, legal and other costs in connection with the three acquisitions within the general and administrative expenses in its consolidated statement of operations for the year ended December 31, 2011. The Company incurred no acquisition costs during the year ended December 31, 2012.

Pro Forma Information

The following summary presents unaudited pro forma consolidated results of operations as if the Txtstation, Mobivity, and Boomtext (the “Acquired Companies”) acquisitions described above had occurred on January 1, 2011 and 2010. The unaudited pro forma consolidated results of operations combines the historical results of operations of the Company and the Acquired Companies for the years ended December 31, 2011 and 2010, and gives effect to certain adjustments, including the reduction in compensation expense related to non-recurring executive salary expense and non-recurring acquisition related costs incurred by the Company, the amortization of acquired intangible assets and interest expense on acquisition related debt.

The unaudited pro forma condensed results of operations has been prepared for comparative purposes only and does not purport to be indicative of the actual operating results that would have been recorded had the acquisitions actually taken place on January 1, 2011 or 2010, and should not be taken as indicative of future consolidated operating results.

	Years ended December 31,
	2011	2010
Pro forma revenue	$3,678,963	$3,294,422
Pro forma net loss	$(16,688,474)	$(2,476,229)

Goodwill and Purchased Intangibles	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 4 - Goodwill and Purchased Intangibles

The carrying value of goodwill at June 30, 2013 and December 31, 2012 was $4,213,699 and $2,259,624, respectively. Goodwill at June 30, 2013 includes $1,954,075 recorded as a result of two acquisitions during the three months ended June 30, 2013. See Note 3.

Intangible assets

The following table presents details of the Company’s total purchased intangible assets as of June 30, 2013 and December 31, 2012:

	Balance at			Balance at
	December 31, 2012	Additions	Amortization	June 30, 2013
Patents and trademarks	$111,620	$-	$(4,199)	$107,421
Customer contracts	78,765	813,000	(25,164)	866,601
Customer and merchant relationships	29,056	203,000	(16,428)	215,628
Trade name	30,588	76,000	(6,413)	100,175
Acquired technology	193,458	167,000	(30,867)	329,591
Non-compete agreement	625	124,000	(5,268)	119,357
	$444,112	$1,383,000	$(88,339)	$1,738,773

The intangible assets are being amortized on a straight line basis over their estimated useful lives of one to twenty years.

During the six months ended June 30, 2013, the following intangibles were purchased with the following useful lives:

Sequence, LLC:

	Fair value	Useful Lives
Merchant relationships	$181,000	12 years
Trade name	76,000	5 years
Developed technology	71,000	5 years

Front Door Insights LLC:

	Fair value	Useful Lives
Contracts	813,000	7 years
Customer relationships	22,000	12 years
Developed technology	96,000	5 years
Non-compete agreement	124,000	3 years

During the three months ended June 30, 2013 and 2012, the Company recorded amortization expense related to its purchased intangibles of $56,382 and $139,999, respectively, which is included in depreciation and amortization in the consolidated statement of operations.

During the six months ended June 30, 2013 and 2012, the Company recorded amortization expense related to its purchased intangibles of $88,339 and $287,999, respectively, which is included in depreciation and amortization in the consolidated statement of operations.

The estimated future amortization expense of purchased intangible assets as of June 30, 2013 is as follows:

Year ending December 31,	Amount
2013	$174,162
2014	319,268
2015	319,268
2016	245,283
2017	190,064
Thereafter	490,728
Total	$1,738,773

Beginning in 2011, the Company evaluated its purchased intangibles for possible impairment on an ongoing basis. When impairment indicators exist, the Company will perform an assessment to determine if the intangible asset has been impaired and to what extent. The assessment of purchased intangibles impairment is conducted by first estimating the undiscounted future cash flows to be generated from the use and eventual disposition of the purchased intangibles and comparing this amount with the carrying value of these assets. If the undiscounted cash flows are less than the carrying amounts, impairment exists and future cash flows are discounted at an appropriate rate and compared to the carrying amounts of the purchased intangibles to determine the amount of the impairment.

Goodwill

As required under ASC 350, Intangibles - Goodwill and Other, goodwill is separately disclosed from other intangible assets on the consolidated balance sheet and not amortized, and is tested for impairment on at least an annual basis.

As a result of the three acquisitions during the year ended December 31, 2011, the Company recorded goodwill totaling $13,437,240. As a result of the goodwill impairment test for the year ended December 31, 2011 discussed below, the Company recorded goodwill impairment of $10,435,170. The carrying value of goodwill at December 31, 2011 was $3,002,070. As a result of the goodwill impairment test for the year ended December 31, 2012 discussed below, the Company recorded goodwill impairment of $742,446. The carrying value of goodwill at December 31, 2012 was $2,259,624.

Beginning in 2011, the Company performed its annual goodwill impairment test outlined under ASC 350 which requires the assessment of goodwill for impairment on an annual basis.

The Company evaluated goodwill for impairment at December 31, 2012 and 2011. The first step of the goodwill impairment test is used to identify potential impairment by comparing the fair value of a reporting unit with its carrying amount, including goodwill. The Company uses level 3 inputs and a discounted cash flow methodology to estimate the fair value of a reporting unit. A discounted cash flow analysis requires one to make various judgmental assumptions including assumptions about future cash flows, growth rates, and discount rates. The assumptions about future cash flows and growth rates are based on the Company’s budget and long-term plans. Discount rate assumptions are based on an assessment of the risk inherent in the respective reporting units. If the fair value of a reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not impaired and the second step of the impairment test is unnecessary. If the carrying amount of a reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed to measure the amount of impairment loss, if any. The second step of the goodwill impairment test compares the implied fair value of the reporting unit’s goodwill with the carrying amount of that goodwill. If the carrying amount of the reporting unit’s goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized in an amount equal to that excess. The implied fair value of goodwill is determined in the same manner as the amount of goodwill recognized in a business combination. That is, the fair value of the reporting unit is allocated to all of the assets and liabilities of that unit (including any unrecognized intangible assets) as if the reporting unit had been acquired in a business combination and the fair value of the reporting unit was the purchase price paid to acquire the reporting unit.

Intangible assets

The following table presents details of the Company’s total purchased intangible assets as of December 31, 2012:

	Balance at			Balance at
	December 31, 2011	Amortization	Impairment	December 31, 2012
Patents and trademarks	$120,016	$(8,396)	$-	$111,620
Customer contracts	103,000	(24,235)	-	78,765
Customer relationships	496,999	(349,094)	(118,849)	29,056
Trade name	70,750	(40,162)	-	30,588
Technology / IP	322,116	(102,111)	(26,547)	193,458
Non-compete	3,625	(3,000)	-	625
	$1,116,506	$(526,998)	$(145,396)	$444,112

The following table presents details of the Company’s total purchased intangible assets as of December 31, 2011:

	Balance at				Balance at
	December 31, 2010	Additions	Amortization	Impairment	December 31, 2011
Patents and trademarks	$-	$127,000	$(6,984)	-	$120,016
Customer contracts	-	1,026,000	(153,900)	(769,100)	103,000
Customer relationships	-	1,406,000	(428,584)	(480,417)	496,999
Trade name	-	140,000	(53,000)	(16,250)	70,750
Technology / IP	-	458,000	(84,434)	(51,450)	322,116
Non-compete	-	16,000	(4,458)	(7,917)	3,625
	$-	$3,173,000	$(731,360)	$(1,325,134)	$1,116,506

The intangible assets are being amortized on a straight line basis over their estimated useful lives of one to twenty years. During the years ended December 31, 2012 and 2011, the Company recorded amortization expense related to its purchased intangibles of $526,998 and $731,360, respectively, which is included in depreciation and amortization in the consolidated statement of operations.

The estimated future amortization expense of purchased intangible assets as of December 31, 2012 is as follows:

Year ending December 31,	Amount
2013	$125,956
2014	96,275
2015	96,275
2016	47,570
2017	8,396
Thereafter	69,640
$444,112

Beginning in 2011, the Company evaluated its purchased intangibles for possible impairment on an ongoing basis. When impairment indicators exist, the Company will perform an assessment to determine if the intangible asset has been impaired and to what extent. The assessment of purchased intangibles impairment is conducted by first estimating the undiscounted future cash flows to be generated from the use and eventual disposition of the purchased intangibles and comparing this amount with the carrying value of these assets. If the undiscounted cash flows are less than the carrying amounts, impairment exists and future cash flows are discounted at an appropriate rate and compared to the carrying amounts of the purchased intangibles to determine the amount of the impairment.

During the years ended December 31, 2012 and 2011, the Company recognized $145,396 and $1,325,134, respectively, of intangible asset impairment expense.

Derivative Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 5 - Derivative Liabilities

Convertible notes payable and underlying warrants

As discussed in Note 6 under Bridge Financing, the Company issued convertible notes payable that provided for the issuance of warrants to purchase its common stock at a future date. The conversion term for the convertible notes was variable based on certain factors. The number of warrants to be issued was based on the future price of the Company’s common stock.

As of December 31, 2012 and through June 17, 2013, the number of warrants to be issued was indeterminate. Due to the fact that the number of warrants issuable was indeterminate, the equity environment was tainted and the fair value of all of the warrants underlying the convertible notes payable was recorded as a derivative liability. The fair values of the VMCO and the ASID were recorded as derivative liabilities on the issuance date pursuant to ASC 815-15 “Embedded Derivatives”.

On June 17, 2013, the Company converted all of the outstanding convertible notes payable into shares of its common stock, and issued the warrants underlying the convertible notes payable. At that time, the derivative liabilities related to the VMCO and ASID totaling $7,792,657 were converted into additional paid-in capital.

Private Placement Shares and Warrants

As discussed in Note 7 under Common Stock, the Company completed a private placement in September 2011 for the sale of units consisting of shares of common stock and warrants. Both the common shares and the warrants contain anti-dilutive, or down round, price protection. Pursuant to ASC 815-15 “Embedded Derivatives” and ASC 815-40 “Contracts in Entity’s Own Equity”, the Company recorded a derivative liability for the warrants issued in the transactions.

The down round price protection on the common shares expired in August 2012, and the down round price protection for the warrants terminates when the warrants expire or are exercised.

Allonge

As discussed in Note 6 under Bridge Financing, all note holders with convertible notes payable maturing in February 2012 extended the maturity date through May 2012. As consideration to the note holders for the extension of the maturity date, the Company provided allonges which consisted of the accrued interest on each convertible note payable as of January 31, 2012. The allonges were convertible into shares of common stock at the latest financing price. The value of the allonges was recorded as a derivative liability at the issuance date.

On June 17, 2013, the number of shares issuable under the allonges was determined, but the shares were not issued prior to June 30, 2013. The value of the allonges as of June 17, 2013 totaling $131,248 was recorded as equity payable, thus removing the derivative liability.

Non-employee Warrants

As discussed in Note 7 under Warrants, the Company accounts for warrants issued to non-employees as derivative liabilities. On June 17, 2013, the equity environment was no longer tainted and the derivative liabilities related to the non-employee warrants totaling $176,555 were converted into additional paid-in capital.

Summary

The fair values of the Company’s derivative liabilities are estimated at the issuance date and are revalued at each subsequent reporting date using a Monte Carlo simulation discussed below.

At June 30, 2013 and December 31, 2012, the Company recorded current derivative liabilities of $209,089 and $3,074,504, respectively.

The net change in fair value of the derivative liabilities for the three months ended June 30, 2013 and 2012 was a loss of $2,812,048 and a gain of $654,477, respectively, which were reported as other income/(expense) in the consolidated statements of operations.

The net change in fair value of the derivative liabilities for the six months ended June 30, 2013 and 2012 was a loss of $3,813,598 and a gain of $193,990, respectively, which were reported as other income/(expense) in the consolidated statements of operations.

The following table presents the derivative liabilities by instrument type as of June 30, 2013 and December 31, 2012:

Derivative Value by Instrument Type	June 30, 2013	December 31, 2012
Convertible Bridge Notes	$-	$2,850,085
Common Stock and Warrants	209,089	129,378
Non-employee Warrants	-	95,041
	$209,089	$3,074,504

The following table presents details of the Company’s derivative liabilities from December 31, 2012 to June 30, 2013:

Balance December 31, 2012	$3,074,504
Issuances in derivative value due to new security issuances of notes	4,614,714
Issuances in derivative value due to vesting of non-employee warrants	26,969
Adjustment to derivative liability due to note repayment	(40,511)
Adjustment to derivative liability due to note conversion into new notes	(3,152,786)
Adjustment to derivative liability due to note conversion into equity	(7,923,875)
Adjustment to derivative liability due to non-employee warrant conversion	(176,555)
Change in fair value of derivative liabilities	3,786,629
Balance June 30, 2013	$209,089

The Company calculated the fair value of the compound embedded derivatives using a complex, customized Monte Carlo simulation model suitable to value path dependent American options. The model uses the risk neutral methodology adapted to value corporate securities. This model utilized subjective and theoretical assumptions that can materially affect fair values from period to period.

Key inputs and assumptions used in valuing the Company’s derivative liabilities are as follows:

For issuances of notes, common stock and warrants:

●	Stock prices on all measurement dates were based on the fair market value
●	Down round protection for dates prior to April 15, 2013 is based on the subsequent issuance of common stock at prices less than $0.50 per share and warrants with exercise prices less than $0.50 per share. Down round protection for dates between April 15, 2013 and June 17, 2013 is based on the subsequent issuance of common stock at prices less than $0.25 per share and warrants with exercise prices less than $0.25 per share. Thereafter, down round protection is based on the subsequent issuance of common stock at prices less than $0.20 per share and warrants with exercise prices less than $0.20 per share
●	The probability of a future equity financing event triggering the down round protection was estimated at 100% for dates prior to June 17, 2013 and 0% for subsequent measurement dates
●	Computed volatility ranging from 86.1% to 128.9%
●	Risk free rates ranging from 0.05% to1.41%

For issuances of non-employee warrants:

●	Computed volatility of 128.9%
●	Risk free rates ranging from 0.30% to 0.66%
●	Expected life (years) ranging from 2.48 to 3.27

See Note 9 for a discussion of fair value measurements.

6.  Bridge Financing, Notes Payable, Accrued Interest and Cash Payment Obligation

Bridge Financing

Summary

Prior to June 2013, the Company issued 10% Senior Secured Convertible Bridge Notes Payable to various accredited investors, and then extended the due dates on the majority of the convertible notes payable several times.  These convertible notes payable are collectively referred to herein as “Bridge Notes”. In June 2013, the outstanding principal of the Bridge Notes totaling $4,984,720 was converted into 24,923,602 shares of the Company’s common stock at $0.20 per share. As of June 30, 2013, the Company has no Bridge Notes outstanding.

The Bridge Notes contained variable maturity dates and additional share issuance obligations. In accordance with ASC 470-20 “Debt with Conversion and Other Options”, the Company recorded discounts for the VMCO and ASID. The discounts were amortized to interest expense over the term of the convertible notes payable using the effective interest method. In accordance with ASC 815-15 “Embedded Derivatives”, the Company determined that the VMCO and the ASID represented embedded derivative features, and these were shown as derivative liabilities on the consolidated balance sheet. See Note 5.

The Company capitalized costs associated with the issuance of the Bridge Notes, and amortized these costs to interest expense over the term of the related Bridge Notes using the effective interest method.

The following table summarizes information relative to the outstanding new Bridge Notes at June 30, 2013 and December 31, 2012:

	June 30, 2013	December 31, 2012
Bridge notes payable	$-	$4,342,418
Less unamortized discounts:
VMCO	-	(481,390)
ASID	-	(1,003,359)
Bridge notes payable, net of discounts	$-	$2,857,669

Following is a detailed discussion of the Bridge Notes transactions.

2011 and Prior

From November 2010 through March 2011, the Company issued to a number of accredited investors a series of its Bridge Notes in the aggregate principal amount of $1,010,000. The Bridge Notes accrued interest at the rate of 10% per annum.

The entire principal amount evidenced by the Bridge Notes (the “Principal Amount”) plus all accrued and unpaid interest were due on the earlier of (i) the date the Company completed a financing transaction for the offer and sale of shares of common stock (including securities convertible into or exercisable for its common stock), in an aggregate amount of no less than 125% of the Principal Amount (a “Qualifying Financing”), and (ii) November 2, 2011. If the Bridge Notes were held to maturity, the Company would pay, at the option of the holder: i) in cash or ii) in securities to be issued by the Company in the Qualifying Financing at the same price paid by other investors. The Bridge Notes were secured by a first priority lien and security interest in all of the Company’s assets.

In November 2011, the Company entered into agreements with all holders of the then outstanding Bridge Notes. Under the terms of the agreements, holders of Bridge Notes totaling $800,000 agreed to extend the maturity due date of the Bridge Notes to February 2, 2012. For these note holders, no change occurred in their rights.

Holders of the balance of the Bridge Notes totaling $210,000 agreed to convert the entire principal amount plus all accrued and unpaid interest of $20,271 into units (each, a “Unit”), each of which consists of one share of common stock of the Company and a four-year warrant to purchase one share of the Company’s common stock at $2.00 per share. The conversion took place at a price of $1.50 per Unit. Accordingly, the Company issued an aggregate of 153,515 shares of common stock and 153,515 warrants. As a result of the conversion, the holders of the converted Bridge Notes forfeited all rights there under, including the right to acquire warrants to purchase the Company’s common stock.

Also in November 2011, the Company issued additional Bridge Notes in the aggregate principal amount of $262,500. These Bridge Notes were due February 2, 2012 and contained the same rights and privileges as the previously issued Bridge Notes.

2012

In January 2012, the Company issued additional Bridge Notes in the principal amount of $520,000. These Bridge Notes were due February 2, 2012 and contained the same rights and privileges as the previously issued Bridge Notes.

In March 2012, the Company repaid Bridge Notes totaling $65,000.

In April 2012, all note holders with Bridge Notes maturing in February 2, 2012 extended the maturity date through May 2, 2012. As consideration to the note holders for the extension of the maturity date, the Company provided allonges which consisted of the accrued interest for each Bridge Note as of January 31, 2012, which are convertible into shares of common stock at the latest financing price. The value of the allonges was recorded as a derivative liability. See Note 4.

In March 2012 and April 2012, the Company issued additional Bridge Notes in the aggregate principal amount of $220,100 with a due date of May 2, 2012. In May 2012, theses notes were cancelled and converted into new Bridge Notes discussed below.

In May and June 2012, the Company issued to a number of accredited investors its new Bridge Notes in the principal amount of $4,347,419 (the “new Bridge Notes”), consisting of (i) $2,656,250 of new funds and (ii) $1,691,169 of principal amount plus accrued and unpaid interest outstanding under its previously issued Bridge Notes that were cancelled and converted into new Bridge Notes. The new Bridge Notes accrue interest at the rate of 10% per annum.

The entire principal amount under the new Bridge Notes (the “Principal Amount”) plus all accrued and unpaid interest is due on the earlier of (i) the date the Company completes a financing transaction for the offer and sale of shares of common stock (including securities convertible into or exercisable for its common stock), in an aggregate amount of no less than 125% of the Principal Amount (a “Qualifying Financing”), and (ii) October 15, 2012, which date, as described below, was later extended to April 15, 2013. Payments may be made in cash, or, at the option of the holder of the new Bridge Notes, in securities to be issued by the Company in the Qualifying Financing at the same price paid for such securities by other investors. The new Bridge Notes are secured by a first priority lien and security interest in all of the Company’s assets.

The Company also had the obligation to issue to the holders of the new Bridge Notes on the date that is the earlier of the repayment of the new Bridge Notes or the completion of the new Qualifying Financing, at their option:

●	five year warrants to purchase that number of shares of common stock equal to the Principal Amount plus all accrued and unpaid interest divided by the per share purchase price of the common stock offered and sold in the Qualifying Financing (the “Offering Price”) which warrants shall be exercisable at the Offering Price and shall include cashless exercise provisions commencing 18 months from the date of issuance of the warrants if there is not at that time an effective registration statement covering the shares of common stock exercisable upon exercise of the warrants, or

●	that number of shares of common stock equal to the product arrived at by multiplying (x) the Principal Amount plus all accrued and unpaid interest divided by the Offering Price and (y) 0.33.

The Company granted piggy-back registration rights with respect to the securities to be issued in connection with the new Bridge Notes.

The new Bridge Notes further provide that in the event of a change of control transaction, the proceeds from such transaction must be used by the Company to pay to the holders of the new Bridge Notes, pro rata based on the amount of new Bridge Notes owned by each holder, an amount equal to 1.5 times the amount of the aggregate principal amount outstanding under the new Bridge Notes, plus all accrued and unpaid interest due there under, plus all other fees, costs or other charges due there under.

The holders of the new Bridge Notes were also granted the right to appoint two designees to serve as members of the Company’s board of directors, which members will also serve as members of the Compensation Committee and the Audit Committee of the Company’s board of directors.

The Company used $184,081 from the proceeds of the sale of the new Bridge Notes to pay off existing principal balances under the Bridge Notes that were not cancelled and converted into the new Bridge Notes.

In October 2012 and continuing thereafter, the Company entered into amendments with the holders the new Bridge Notes. Under the terms of the amendments, the holders of new Bridge Notes in the aggregate principal amount of $4,342,419 agreed to extend the maturity date of the new Bridge Notes to April 15, 2013. In consideration of the new Bridge Note holders’ agreement to extend the maturity date, the amendment provides that the holder shall have the option to convert the principal and interest under the new Bridge Note into the securities offered by the Company in a qualifying equity financing at the lower of (a) the same price paid for such securities by other investors investing in the financing or (b) $0.50 per share (subject to adjustment in the event of a stock split, reclassification or the like). Prior to the amendment, the conversion option under the new Bridge Note entitled the holder to convert the principal and interest under the new Bridge Note into the securities offered by the Company in a qualifying equity financing at the same price paid for such securities by other investors investing in the financing. The conversion price of $0.50 in (b) above triggered the price protection guarantee contained in the warrants issued in the Company’s 2011 private placement, and the exercise price on the warrants changed from $2.00 per share to $0.50 per share.

In November 2012, the Company repaid a new Bridge Note totaling $5,000.

2013

In January 2013, the Company partially repaid a new Bridge Note totaling $21,040.

In March 2013, the Company issued new Bridge Notes totaling $200,000 that contain the same rights and privileges as the previously issued new Bridge Notes.

In April 2013, the Company issued new Bridge Notes totaling $75,000 that contain the same rights and privileges as the previously issued new Bridge Notes.

In April 2013, the Company repaid a new Bridge Note totaling $36,659.

In April 2013, the Company issued a new Bridge Note to its Chief Financial Officer totaling $20,000 that contains the same rights and privileges as the previously issued new Bridge Notes, the due date of which was extended to October 15, 2013.

In May 2013, a majority of the new Bridge Note holders agreed to extend the maturity date of the new Bridge Notes to October 15, 2013 from April 15, 2013. In consideration of the new Bridge Note holders’ agreement to extend the maturity date, the amendment provides that the new Bridge Note holders have the option to convert the principal and interest under the new Bridge Note into the securities offered by the Company in a qualifying equity financing at the lower of (a) the same price paid for such securities by other investors investing in the financing or (b) $0.25 per share (subject to adjustment in the event of a stock split, reclassification or the like). Prior to the amendment, the conversion option under the new Bridge Notes entitled the new Bridge Note holders to convert the principal and interest under the new Bridge Notes into the securities offered by the Company in a qualifying equity financing at the lower of (a) the same price paid for such securities by other investors investing in the financing or (b) $0.50 per share (subject to adjustment in the event of a stock split, reclassification or the like).  As a result of this amendment and additional consideration given, the Bridge Note derivatives were revalued on April 15, 2013, at the fair value of $4,052,148, and the debt discount was recorded with the offset to derivative liabilities.  During the period from April 15, 2013 through June 17, 2013, the entire balance of the note discounts was amortized to interest expense as the conversion on June 17, 2013, triggered the immediate recognition of the full value of the debt discount.

In May 2013, the Company issued new Bridge Notes totaling $387,500 that contain the same rights and privileges as the previously issued and amended new Bridge Notes.

In May 2013, the Company issued a new Bridge Note to its Chief Executive Officer totaling $17,500 that contains the same rights and privileges as the previously issued and amended new Bridge Notes.

In June 2013, the Company completed a qualifying equity financing at $0.20 per share. See Note 7. Pursuant to the terms of the new Bridge Notes, the Company converted note principal totaling $4,984,720 into 24,923,602 shares of the Company’s common stock at $0.20 per share. Also, in June 2013, the Company converted accrued interest on the Bridge Notes totaling $369,786 into 1,848,930 shares of the Company’s common stock at $0.20 per share.

Certain note holders elected to receive cash payment for their accrued interest, and the remaining accrued interest on the Bride Notes at June 30, 2013 totaled $95,404, which was paid in July 2013.

Discounts recorded related to the Bridge Notes

In accordance with ASC 470-20 “Debt with Conversion and Other Options”, the Company recorded discounts to the Bridge Notes for the VMCO and ASID. The discounts were amortized to interest expense over the term of the Bridge Notes using the effective interest method. As of June 30, 2013, all of the discounts related to the Bridge Notes were recognized as interest expense in conjunction with the conversion of the Bridge Notes into shares of the Company’s common stock.

In accordance with ASC 815-15 “Embedded Derivatives”, the Company determined that the VMCO and the ASID represented embedded derivative features, and these were shown as derivative liabilities on the balance sheet. See Note 5.

The Company calculated the fair value of the compound embedded derivatives associated with the Bridge Notes utilizing a complex, customized Monte Carlo simulation model suitable to value path dependent American options. The model uses the risk neutral methodology adapted to value corporate securities. This model utilized subjective and theoretical assumptions that can materially affect fair values from period to period.

The following table presents details of the Company’s discounts to its Bridge Notes from December 31, 2011 to June 30, 2013:

	VMCO	ASID	Total
December 31, 2011	$(12,031)	$(47,739)	$(59,770)
Additions	(1,409,797)	(3,942,607)	(5,352,404)
Amortization	940,438	2,986,987	3,927,425
December 31, 2012	(481,390)	(1,003,359)	(1,484,749)
Additions	(1,936,191)	(2,678,523)	(4,614,714)
Amortization	2,417,581	3,681,882	6,099,463
June 30, 2013	$-	$-	$-

During the three months ended June 30, 2013 and 2012, the Company recorded note discount amortization related to the Bridge Notes to interest expense of $4,764,734 and $741,444, respectively.

During the six months ended June 30, 2013 and 2012, the Company recorded note discount amortization related to the Bridge Notes to interest expense of $6,099,463 and $1,014,813, respectively

Deferred financing costs related to the Bridge Notes

The Company capitalized deferred financing costs and amortized the capitalized amounts to interest expense over the term of the Bridge Notes using the effective interest method. The Company recorded interest expense related to the amortization of deferred financing costs for the three months ended June 30, 2013 and 2012 totaling $-0- and $65,703, respectively. The Company recorded interest expense related to the amortization of deferred financing costs for the six months ended June 30, 2013 and 2012 totaling $-0- and $100,857, respectively.

Digimark, LLC Notes

As partial consideration for the acquisition of Boomtext in 2011, the Company issued an unsecured subordinated promissory note in the principal amount of $194,658. The promissory note did not bear interest; was payable in installments (varying in amount) from August 2011 through October 2012; and was subordinated to the Company’s obligations under its Bridge Notes discussed above.

The $194,658 unsecured subordinated promissory note did not bear interest. Accordingly, the Company recorded the promissory note at the present value of the payments over the subsequent periods which amounted to $182,460. The Company used a discount rate of 6.25% in calculating the net present value of the unsecured promissory note. The discount rate was based on the Company’s estimated cost of debt capital. Under the effective interest method, the Company accreted the debt discount to the face amount of the promissory note.

Accretion of the debt discount for the three months ended June 30, 2013 and 2012 totaled $-0- and $2,466, respectively. Accretion of the debt discount for the six months ended June 30, 2013 and 2012 totaled $-0- and $4,422, respectively. Accretion of the debt discount was charged to interest expense in accordance with FASB ASC 480 “Distinguishing Liabilities from Equity”.

As of December 31, 2012, the outstanding balance on the note payable was $100,000, which was paid in June 2013.

Summary of Notes Payable and Accrued Interest

The following table summarizes the Company’s notes payable and accrued interest as of June 30, 2013 and December 31, 2012:

	Notes Payable		Accrued Interest
	June 30, 2013	December 31, 2012	June 30, 2013	December 31, 2012
Bridge notes, net, as discussed above	$-	$2,857,669	$95,404	$261,213

Convertible notes payable, net of discounts	-	2,857,669	95,404	261,213

Unsecured (as amended) note payable due to our Company’s former Chief Executive Officer, interest accrues at the rate of 9% compounded annually, all amounts due and payable December 31, 2008. Currently past due.	20,000	20,000	15,310	13,775

Note payable due to a trust, interest accrues at the rate of 10% per annum, all amounts due and payable December 31, 2006. The Company is negotiating the terms of this note.	-	51,984	-	24,297

Digimark, LLC subordinated promissory note, net, as discussed above.	-	100,000	-	22,083

Notes payable	20,000	171,984	15,310	60,155

Totals	$20,000	$3,029,653	$110,714	$321,368

Interest Expense

The following table summarizes interest expense for the three months ended June 30, 2013 and 2012, and the six months ended June 30, 2013 and 2012:

	Three months ended June30,		Six months ended June 30,
	2013	2012	2013	2012
Amortization of note discounts	$4,799,638	$743,400	$6,134,367	$1,020,749
Amortization of deferred financing costs	-	65,703	-	100,857
Other interest expense	99,555	71,218	212,186	116,893
	$4,899,193	$880,321	$6,346,553	$1,238,499

The Company paid interest in cash during the three months ended June 30, 2013 and 2012 totaling $49,429 and $28,273, respectively.

The Company paid interest in cash during the six months ended June 30, 2013 and 2012 totaling $53,389 and $33,108, respectively.

As discussed in Note 6 under Bridge Financing, the Company issued convertible notes payable that provide for the issuance of warrants to purchase its common stock at a future date. The conversion term for the convertible notes is variable based on certain factors. The number of warrants to be issued is based on the future price of the Company’s common stock. As of December 31, 2012 and 2011, the number of warrants to be issued is indeterminate. Due to the fact that the number of warrants issuable is indeterminate, the equity environment is tainted and all additional warrants and convertible debt are included in the value of the derivative. Pursuant to ASC 815-15 Embedded Derivatives, the fair values of the variable maturity conversion option, additional share issuance derivative and warrants / shares to be issued were recorded as derivative liabilities on the issuance date.

As discussed in Note 7 under Common Stock, the Company completed a private placement in September 2011. The private placement structure consisted of a series of identical subscription agreements for the sale of units comprised of shares of the Company’s common stock at a price of $1.50 per share and an equivalent number of warrants at an exercise price of $2.00. Both the common shares and the warrants contain anti-dilutive, or down round, price protection.  Pursuant to ASC 815-15 Embedded Derivatives and ASC 815-40 Contracts in Entity’s Own Equity, the Company recorded a derivative liability for the warrants issued in the transactions.

In October 2012, the exercise price of the warrants was reduced from $2.00 per share to $0.50 per share as a result of the price protection guarantee contained in the warrant agreement.

The down round price protection on the common shares expired on August 15, 2012, resulting in a gain of $236,369 during 2012. The derivative liability was reduced to zero and the gain was recorded as a change in the fair market value of the derivative liability. The down round protection for the warrant terminates when the warrant expires or is exercised.

As discussed in Note 6 under Bridge Financing, all note holders with convertible notes payable maturing on February 2, 2012 extended the maturity date through May 2, 2012. As consideration to the note holders for the extension of the maturity date, the Company provided allonges which consisted of the accrued interest on each convertible note payable as of January 31, 2012. The allonges are convertible into shares of common stock at the latest financing price. The value of the allonges was recorded as a derivative liability at the issuance date, and the Company recorded $117,017 as the value of the allonges at December 31, 2012.

As discussed in Note 7 under Warrants, the Company accounts for warrants issued to non-employees as derivative liabilities.

The fair values of the Company’s derivative liabilities are estimated at the issuance date and are revalued at each subsequent reporting date using a Monte Carlo simulation discussed below. At December 31, 2012 and 2011, the Company recorded current derivative liabilities of $3,074,504 and $1,573,859. The net change in fair value of the derivative liabilities for the years ended December 31, 2012 and 2011 was a gain of $359,530, and a loss of ($1,234,145), respectively, which were reported as other income/(expense) in the consolidated statements of operations.

The following table presents the derivative liabilities by instrument type as of December 31, 2012 and 2011:

Derivative Value by Instrument Type	December 31, 2012	December 31, 2011

Convertible Bridge Notes	$2,850,085	$747,424
Common Stock and Warrants	129,378	826,435
Non-employee Warrants	95,041	-
	$3,074,504	$1,573,859

The following table presents details of the Company’s derivative liabilities as of December 31, 2012 and 2011:

Total
Balance December 31, 2010	$334,478
Issuances in derivative value due to new security issuances of notes	149,197
Issuances in derivative value due to new security issuances of common stock and warrants	1,185,150
Conversion of bridge notes into common stock and warrants	(143,961)
Change in fair market value of derivative liabilities	48,995
Balance December 31, 2011	1,573,859
Issuances in derivative value due to new security issuances of notes	5,352,404
Issuances in derivative value due to allonges	118,633
Issuances in derivative value due to vesting of non-employee warrants	485,700
Adjustment to derivative liability due to debt repayment	(129,139)
Adjustment to derivative liability due to debt conversion	(3,361,772)
Adjustment to derivative liability due to warrant cancellation	(1,318)
Change in fair market value of derivative liabilities	(963,863)
Balance December 31, 2012	$3,074,504

The Company calculated the fair value of the compound embedded derivatives using a complex, customized Monte Carlo simulation model suitable to value path dependent American options. The model uses the risk neutral methodology adapted to value corporate securities. This model utilized subjective and theoretical assumptions that can materially affect fair values from period to period.

Key inputs and assumptions used in valuing the Company’s derivative liabilities are as follows:

For issuances of notes, common stock and warrants:

s	Stock prices on all measurement dates were based on the fair market value

s	Down round protection is based on the subsequent issuance of common stock at prices less than $1.50 per share and warrants less than $0.50 per share

s	The probability of future financing was estimated at 100%

s	Computed volatility ranging from 60% to 65%

s	Risk free rates ranging from 0.03% to 0.78%

For issuances of non-employee warrants:

s	Computed volatility ranging from 60% to 73.4%

s	Risk free rates ranging from 0.28% to 1.04%

s	Expected life (years) ranging from 2.98 to 4.93

See Note 9 for a discussion of fair value measurements.

Bridge Financing, Notes Payable, Accrued Interest and Cash Payment Obligation	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 6 - Bridge Financing, Notes Payable, Accrued Interest and Cash Payment Obligation

Bridge Financing

Summary

Prior to June 2013, the Company issued 10% Senior Secured Convertible Bridge Notes Payable to various accredited investors, and then extended the due dates on the majority of the convertible notes payable several times.  These convertible notes payable are collectively referred to herein as “Bridge Notes”. In June 2013, the outstanding principal of the Bridge Notes totaling $4,984,720 was converted into 24,923,602 shares of the Company’s common stock at $0.20 per share. As of June 30, 2013, the Company has no Bridge Notes outstanding.

The Bridge Notes contained variable maturity dates and additional share issuance obligations. In accordance with ASC 470-20 “Debt with Conversion and Other Options”, the Company recorded discounts for the VMCO and ASID. The discounts were amortized to interest expense over the term of the convertible notes payable using the effective interest method. In accordance with ASC 815-15 “Embedded Derivatives”, the Company determined that the VMCO and the ASID represented embedded derivative features, and these were shown as derivative liabilities on the consolidated balance sheet. See Note 5.

The Company capitalized costs associated with the issuance of the Bridge Notes, and amortized these costs to interest expense over the term of the related Bridge Notes using the effective interest method.

The following table summarizes information relative to the outstanding new Bridge Notes at June 30, 2013 and December 31, 2012:

	June 30, 2013	December 31, 2012
Bridge notes payable	$-	$4,342,418
Less unamortized discounts:
VMCO	-	(481,390)
ASID	-	(1,003,359)
Bridge notes payable, net of discounts	$-	$2,857,669

Following is a detailed discussion of the Bridge Notes transactions.

2011 and Prior

From November 2010 through March 2011, the Company issued to a number of accredited investors a series of its Bridge Notes in the aggregate principal amount of $1,010,000. The Bridge Notes accrued interest at the rate of 10% per annum.

The entire principal amount evidenced by the Bridge Notes (the “Principal Amount”) plus all accrued and unpaid interest were due on the earlier of (i) the date the Company completed a financing transaction for the offer and sale of shares of common stock (including securities convertible into or exercisable for its common stock), in an aggregate amount of no less than 125% of the Principal Amount (a “Qualifying Financing”), and (ii) November 2, 2011. If the Bridge Notes were held to maturity, the Company would pay, at the option of the holder: i) in cash or ii) in securities to be issued by the Company in the Qualifying Financing at the same price paid by other investors. The Bridge Notes were secured by a first priority lien and security interest in all of the Company’s assets.

In November 2011, the Company entered into agreements with all holders of the then outstanding Bridge Notes. Under the terms of the agreements, holders of Bridge Notes totaling $800,000 agreed to extend the maturity due date of the Bridge Notes to February 2, 2012. For these note holders, no change occurred in their rights.

Holders of the balance of the Bridge Notes totaling $210,000 agreed to convert the entire principal amount plus all accrued and unpaid interest of $20,271 into units (each, a “Unit”), each of which consists of one share of common stock of the Company and a four-year warrant to purchase one share of the Company’s common stock at $2.00 per share. The conversion took place at a price of $1.50 per Unit. Accordingly, the Company issued an aggregate of 153,515 shares of common stock and 153,515 warrants. As a result of the conversion, the holders of the converted Bridge Notes forfeited all rights there under, including the right to acquire warrants to purchase the Company’s common stock.

Also in November 2011, the Company issued additional Bridge Notes in the aggregate principal amount of $262,500. These Bridge Notes were due February 2, 2012 and contained the same rights and privileges as the previously issued Bridge Notes.

2012

In January 2012, the Company issued additional Bridge Notes in the principal amount of $520,000. These Bridge Notes were due February 2, 2012 and contained the same rights and privileges as the previously issued Bridge Notes.

In March 2012, the Company repaid Bridge Notes totaling $65,000.

In April 2012, all note holders with Bridge Notes maturing in February 2, 2012 extended the maturity date through May 2, 2012. As consideration to the note holders for the extension of the maturity date, the Company provided allonges which consisted of the accrued interest for each Bridge Note as of January 31, 2012, which are convertible into shares of common stock at the latest financing price. The value of the allonges was recorded as a derivative liability. See Note 4.

In March 2012 and April 2012, the Company issued additional Bridge Notes in the aggregate principal amount of $220,100 with a due date of May 2, 2012. In May 2012, theses notes were cancelled and converted into new Bridge Notes discussed below.

In May and June 2012, the Company issued to a number of accredited investors its new Bridge Notes in the principal amount of $4,347,419 (the “new Bridge Notes”), consisting of (i) $2,656,250 of new funds and (ii) $1,691,169 of principal amount plus accrued and unpaid interest outstanding under its previously issued Bridge Notes that were cancelled and converted into new Bridge Notes. The new Bridge Notes accrue interest at the rate of 10% per annum.

The entire principal amount under the new Bridge Notes (the “Principal Amount”) plus all accrued and unpaid interest is due on the earlier of (i) the date the Company completes a financing transaction for the offer and sale of shares of common stock (including securities convertible into or exercisable for its common stock), in an aggregate amount of no less than 125% of the Principal Amount (a “Qualifying Financing”), and (ii) October 15, 2012, which date, as described below, was later extended to April 15, 2013. Payments may be made in cash, or, at the option of the holder of the new Bridge Notes, in securities to be issued by the Company in the Qualifying Financing at the same price paid for such securities by other investors. The new Bridge Notes are secured by a first priority lien and security interest in all of the Company’s assets.

The Company also had the obligation to issue to the holders of the new Bridge Notes on the date that is the earlier of the repayment of the new Bridge Notes or the completion of the new Qualifying Financing, at their option:

●	five year warrants to purchase that number of shares of common stock equal to the Principal Amount plus all accrued and unpaid interest divided by the per share purchase price of the common stock offered and sold in the Qualifying Financing (the “Offering Price”) which warrants shall be exercisable at the Offering Price and shall include cashless exercise provisions commencing 18 months from the date of issuance of the warrants if there is not at that time an effective registration statement covering the shares of common stock exercisable upon exercise of the warrants, or

●	that number of shares of common stock equal to the product arrived at by multiplying (x) the Principal Amount plus all accrued and unpaid interest divided by the Offering Price and (y) 0.33.

The Company granted piggy-back registration rights with respect to the securities to be issued in connection with the new Bridge Notes.

The new Bridge Notes further provide that in the event of a change of control transaction, the proceeds from such transaction must be used by the Company to pay to the holders of the new Bridge Notes, pro rata based on the amount of new Bridge Notes owned by each holder, an amount equal to 1.5 times the amount of the aggregate principal amount outstanding under the new Bridge Notes, plus all accrued and unpaid interest due there under, plus all other fees, costs or other charges due there under.

The holders of the new Bridge Notes were also granted the right to appoint two designees to serve as members of the Company’s board of directors, which members will also serve as members of the Compensation Committee and the Audit Committee of the Company’s board of directors.

The Company used $184,081 from the proceeds of the sale of the new Bridge Notes to pay off existing principal balances under the Bridge Notes that were not cancelled and converted into the new Bridge Notes.

In October 2012 and continuing thereafter, the Company entered into amendments with the holders the new Bridge Notes. Under the terms of the amendments, the holders of new Bridge Notes in the aggregate principal amount of $4,342,419 agreed to extend the maturity date of the new Bridge Notes to April 15, 2013. In consideration of the new Bridge Note holders’ agreement to extend the maturity date, the amendment provides that the holder shall have the option to convert the principal and interest under the new Bridge Note into the securities offered by the Company in a qualifying equity financing at the lower of (a) the same price paid for such securities by other investors investing in the financing or (b) $0.50 per share (subject to adjustment in the event of a stock split, reclassification or the like). Prior to the amendment, the conversion option under the new Bridge Note entitled the holder to convert the principal and interest under the new Bridge Note into the securities offered by the Company in a qualifying equity financing at the same price paid for such securities by other investors investing in the financing. The conversion price of $0.50 in (b) above triggered the price protection guarantee contained in the warrants issued in the Company’s 2011 private placement, and the exercise price on the warrants changed from $2.00 per share to $0.50 per share.

In November 2012, the Company repaid a new Bridge Note totaling $5,000.

2013

In January 2013, the Company partially repaid a new Bridge Note totaling $21,040.

In March 2013, the Company issued new Bridge Notes totaling $200,000 that contain the same rights and privileges as the previously issued new Bridge Notes.

In April 2013, the Company issued new Bridge Notes totaling $75,000 that contain the same rights and privileges as the previously issued new Bridge Notes.

In April 2013, the Company repaid a new Bridge Note totaling $36,659.

In April 2013, the Company issued a new Bridge Note to its Chief Financial Officer totaling $20,000 that contains the same rights and privileges as the previously issued new Bridge Notes, the due date of which was extended to October 15, 2013.

In May 2013, a majority of the new Bridge Note holders agreed to extend the maturity date of the new Bridge Notes to October 15, 2013 from April 15, 2013. In consideration of the new Bridge Note holders’ agreement to extend the maturity date, the amendment provides that the new Bridge Note holders have the option to convert the principal and interest under the new Bridge Note into the securities offered by the Company in a qualifying equity financing at the lower of (a) the same price paid for such securities by other investors investing in the financing or (b) $0.25 per share (subject to adjustment in the event of a stock split, reclassification or the like). Prior to the amendment, the conversion option under the new Bridge Notes entitled the new Bridge Note holders to convert the principal and interest under the new Bridge Notes into the securities offered by the Company in a qualifying equity financing at the lower of (a) the same price paid for such securities by other investors investing in the financing or (b) $0.50 per share (subject to adjustment in the event of a stock split, reclassification or the like).  As a result of this amendment and additional consideration given, the Bridge Note derivatives were revalued on April 15, 2013, at the fair value of $4,052,148, and the debt discount was recorded with the offset to derivative liabilities.  During the period from April 15, 2013 through June 17, 2013, the entire balance of the note discounts was amortized to interest expense as the conversion on June 17, 2013, triggered the immediate recognition of the full value of the debt discount.

In May 2013, the Company issued new Bridge Notes totaling $387,500 that contain the same rights and privileges as the previously issued and amended new Bridge Notes.

In May 2013, the Company issued a new Bridge Note to its Chief Executive Officer totaling $17,500 that contains the same rights and privileges as the previously issued and amended new Bridge Notes.

In June 2013, the Company completed a qualifying equity financing at $0.20 per share. See Note 7. Pursuant to the terms of the new Bridge Notes, the Company converted note principal totaling $4,984,720 into 24,923,602 shares of the Company’s common stock at $0.20 per share. Also, in June 2013, the Company converted accrued interest on the Bridge Notes totaling $369,786 into 1,848,930 shares of the Company’s common stock at $0.20 per share.

Certain note holders elected to receive cash payment for their accrued interest, and the remaining accrued interest on the Bride Notes at June 30, 2013 totaled $95,404, which was paid in July 2013.

Discounts recorded related to the Bridge Notes

In accordance with ASC 470-20 “Debt with Conversion and Other Options”, the Company recorded discounts to the Bridge Notes for the VMCO and ASID. The discounts were amortized to interest expense over the term of the Bridge Notes using the effective interest method. As of June 30, 2013, all of the discounts related to the Bridge Notes were recognized as interest expense in conjunction with the conversion of the Bridge Notes into shares of the Company’s common stock.

In accordance with ASC 815-15 “Embedded Derivatives”, the Company determined that the VMCO and the ASID represented embedded derivative features, and these were shown as derivative liabilities on the balance sheet. See Note 5.

The Company calculated the fair value of the compound embedded derivatives associated with the Bridge Notes utilizing a complex, customized Monte Carlo simulation model suitable to value path dependent American options. The model uses the risk neutral methodology adapted to value corporate securities. This model utilized subjective and theoretical assumptions that can materially affect fair values from period to period.

The following table presents details of the Company’s discounts to its Bridge Notes from December 31, 2011 to June 30, 2013:

	VMCO	ASID	Total
December 31, 2011	$(12,031)	$(47,739)	$(59,770)
Additions	(1,409,797)	(3,942,607)	(5,352,404)
Amortization	940,438	2,986,987	3,927,425
December 31, 2012	(481,390)	(1,003,359)	(1,484,749)
Additions	(1,936,191)	(2,678,523)	(4,614,714)
Amortization	2,417,581	3,681,882	6,099,463
June 30, 2013	$-	$-	$-

During the three months ended June 30, 2013 and 2012, the Company recorded note discount amortization related to the Bridge Notes to interest expense of $4,764,734 and $741,444, respectively.

During the six months ended June 30, 2013 and 2012, the Company recorded note discount amortization related to the Bridge Notes to interest expense of $6,099,463 and $1,014,813, respectively

Deferred financing costs related to the Bridge Notes

The Company capitalized deferred financing costs and amortized the capitalized amounts to interest expense over the term of the Bridge Notes using the effective interest method. The Company recorded interest expense related to the amortization of deferred financing costs for the three months ended June 30, 2013 and 2012 totaling $-0- and $65,703, respectively. The Company recorded interest expense related to the amortization of deferred financing costs for the six months ended June 30, 2013 and 2012 totaling $-0- and $100,857, respectively.

Digimark, LLC Notes

As partial consideration for the acquisition of Boomtext in 2011, the Company issued an unsecured subordinated promissory note in the principal amount of $194,658. The promissory note did not bear interest; was payable in installments (varying in amount) from August 2011 through October 2012; and was subordinated to the Company’s obligations under its Bridge Notes discussed above.

The $194,658 unsecured subordinated promissory note did not bear interest. Accordingly, the Company recorded the promissory note at the present value of the payments over the subsequent periods which amounted to $182,460. The Company used a discount rate of 6.25% in calculating the net present value of the unsecured promissory note. The discount rate was based on the Company’s estimated cost of debt capital. Under the effective interest method, the Company accreted the debt discount to the face amount of the promissory note.

Accretion of the debt discount for the three months ended June 30, 2013 and 2012 totaled $-0- and $2,466, respectively. Accretion of the debt discount for the six months ended June 30, 2013 and 2012 totaled $-0- and $4,422, respectively. Accretion of the debt discount was charged to interest expense in accordance with FASB ASC 480 “Distinguishing Liabilities from Equity”.

As of December 31, 2012, the outstanding balance on the note payable was $100,000, which was paid in June 2013.

Summary of Notes Payable and Accrued Interest

The following table summarizes the Company’s notes payable and accrued interest as of June 30, 2013 and December 31, 2012:

	Notes Payable		Accrued Interest
	June 30, 2013	December 31, 2012	June 30, 2013	December 31, 2012
Bridge notes, net, as discussed above	$-	$2,857,669	$95,404	$261,213

Convertible notes payable, net of discounts	-	2,857,669	95,404	261,213

Unsecured (as amended) note payable due to our Company’s former Chief Executive Officer, interest accrues at the rate of 9% compounded annually, all amounts due and payable December 31, 2008. Currently past due.	20,000	20,000	15,310	13,775

Note payable due to a trust, interest accrues at the rate of 10% per annum, all amounts due and payable December 31, 2006. The Company is negotiating the terms of this note.	-	51,984	-	24,297

Digimark, LLC subordinated promissory note, net, as discussed above.	-	100,000	-	22,083

Notes payable	20,000	171,984	15,310	60,155

Totals	$20,000	$3,029,653	$110,714	$321,368

Interest Expense

The following table summarizes interest expense for the three months ended June 30, 2013 and 2012, and the six months ended June 30, 2013 and 2012:

	Three months ended June30,		Six months ended June 30,
	2013	2012	2013	2012
Amortization of note discounts	$4,799,638	$743,400	$6,134,367	$1,020,749
Amortization of deferred financing costs	-	65,703	-	100,857
Other interest expense	99,555	71,218	212,186	116,893
	$4,899,193	$880,321	$6,346,553	$1,238,499

The Company paid interest in cash during the three months ended June 30, 2013 and 2012 totaling $49,429 and $28,273, respectively.

The Company paid interest in cash during the six months ended June 30, 2013 and 2012 totaling $53,389 and $33,108, respectively.

Bridge Financing

Summary

From 2010 to 2012, the Company issued 10% Senior Secured Convertible Bridge Notes Payable to various accredited investors, and then extended the due dates on these convertible notes payable several times.  These convertible notes payable are collectively referred to as “Bridge Notes” or “new Bridge Notes”. At December 31, 2012, the due date on the outstanding new Bridge Notes is April 15, 2013.

The Bridge Notes contain embedded derivative liabilities. In accordance with ASC 470-20 Debt with Conversion and Other Options, the Company recorded discounts for the variable conversion feature and for the warrants / shares to be issued. The discounts are amortized to interest expense over the term of the convertible notes payable using the effective interest method. In accordance with ASC 815-15, the Company determined that the variable maturity conversion feature and the warrants / shares to be issued represented embedded derivative features, and these are shown as derivative liabilities on the consolidated balance sheet. See Note 5.

The Company capitalized costs associated with the issuance of the Bridge Notes, and is amortizing these costs to interest expense over the term of the related Bridge Notes using the effective interest method.

The Company’s obligations under the new Bridge Notes outstanding at December 31, 2012 are secured by all of the assets of the Company, including all shares of Mobivity, Inc., its wholly owned subsidiary.

As of December 31, 2012, the amount owed to one note holder of $57,699 was past due. The Company made a payment of $25,000 in January 2013, of which $21,040 was allocated to the principal balance, and the remainder was allocated to accrued interest.

The following table summarizes information relative to the outstanding new Bridge Notes at December 31, 2012 and 2011:

	December 31, 2012	December 31, 2011
Bridge notes payable	$4,342,418	$1,062,500
Less unamortized discounts:
Variable maturity discount	(481,390)	(12,031)
Warrant discount	(1,003,359)	(47,739)
Bridge notes payable, net of discounts	$2,857,669	$1,002,730

Following is a detailed discussion of the Bridge Notes transactions.

2011 and Prior

From November 2010 through March 2011, the Company issued to a number of accredited investors a series of its 10% Senior Secured Convertible Bridge Notes Payable (the “Bridge Notes”) in the aggregate principal amount of $1,010,000 (the “Financing”). The Bridge Notes accrue interest at the rate of 10% per annum.

The entire principal amount evidenced by the Bridge Notes (the “Principal Amount”) plus all accrued and unpaid interest were due on the earlier of (i) the date the Company completes a financing transaction for the offer and sale of shares of common stock (including securities convertible into or exercisable for its common stock), in an aggregate amount of no less than 125% of the Principal Amount (a “Qualifying Financing”), and (ii) November 2, 2011. If the Bridge Notes were held to maturity, the Company would pay, at the option of the holder: i) in cash or ii) in securities to be issued by the Company in the Qualifying Financing at the same price paid by other investors. The Bridge Notes were secured by a first priority lien and security interest in all of the Company’s assets.

In November 2011, the Company entered into agreements with all holders of the then outstanding Bridge Notes. Under the terms of the agreements, holders of Bridge Notes totaling $800,000 agreed to extend the maturity due date of the Bridge Notes to February 2, 2012. For these note holders, no change occurred in their rights.

Holders of the balance of the Bridge Notes totaling $210,000 agreed to convert the entire principal amount plus all accrued and unpaid interest of $20,271 into units (each, a “Unit”), each of which consists of one share of common stock of the Company and a four-year warrant to purchase one share of the Company’s common stock at $2.00 per share. The conversion took place at a price of $1.50 per Unit. Accordingly, the Company issued an aggregate of 153,515 shares of common stock and 153,515 warrants. As a result of the conversion, the holders of the converted Bridge Notes forfeited all rights there under, including the right to acquire warrants to purchase the Company’s common stock.

Also in November 2011, the Company issued additional Bridge Notes in the aggregate principal amount of $262,500. These Bridge Notes were due February 2, 2012 and contained the same rights and privileges as the previously issued Bridge Notes.

2012

In January, 2012, the Company issued additional Bridge Notes in the principal amount of $520,000. These Bridge Notes were due February 2, 2012 and contained the same rights and privileges as the previously issued Bridge Notes.

In March 2012, one note holder was repaid a partial principal balance of $65,000 on a Bridge Note.

In April 2012, all note holders with Bridge Notes maturing in February 2, 2012 extended the maturity date through May 2, 2012. As consideration to the note holders for the extension of the maturity date, the Company provided allonges which consisted of the accrued interest for each Bridge Note as of January 31, 2012, which are convertible into shares of common stock at the latest financing price. The value of the allonges was recorded as a derivative liability. See Note 5.

In March 2012 and April 2012, the Company issued additional Bridge Notes in the aggregate principal amount of $220,100 with a due date of May 2, 2012. In May 2012, theses notes were cancelled and converted into the new Bridge Notes discussed below.

In May and June 2012, the Company issued to a number of accredited investors its new Bridge Notes in the principal amount of $4,347,419 (the “new Bridge Notes”), consisting of (i) $2,656,250 of new funds and (ii) $1,691,169 principal amount plus accrued and unpaid interest outstanding under its previously issued Bridge Notes that were cancelled and converted into the new Bridge Notes. The new Bridge Notes accrue interest at the rate of 10% per annum.

The entire principal amount under the new Bridge Notes (the “new Principal Amount”) plus all accrued and unpaid interest is due on the earlier of (i) the date the Company completes a financing transaction for the offer and sale of shares of common stock (including securities convertible into or exercisable for its common stock), in an aggregate amount of no less than 125% of the new Principal Amount (a “new Qualifying Financing”), and (ii) October 15, 2012, which date, as described below, was later extended to April 15, 2013. Payments may be made in cash, or, at the option of the holder of the new Bridge Notes, in securities to be issued by the Company in the new Qualifying Financing at the same price paid for such securities by other investors. The new Bridge Notes are secured by a first priority lien and security interest in all of the Company’s assets.

The Company will also issue to the holders of the new Bridge Notes on the date that is the earlier of the repayment of the new Bridge Notes or the completion of the new Qualifying Financing, at their option:

•	five year warrants to purchase that number of shares of common stock equal to the new Principal Amount plus all accrued and unpaid interest divided by the per share purchase price of the common stock offered and sold in the new Qualifying Financing (the “Offering Price”) which warrants shall be exercisable at the Offering Price and shall include cashless exercise provisions commencing 18 months from the date of issuance of the warrants if there is not at that time an effective registration statement covering the shares of common stock exercisable upon exercise of the warrants, or

•	that number of shares of common stock equal to the product arrived at by multiplying (x) the new Principal Amount plus all accrued and unpaid interest divided by the Offering Price and (y) 0.33.

The Company has granted piggy-back registration rights with respect to the securities to be issued in connection with the new Bridge Notes.

The new Bridge Notes further provide that in the event of a change of control transaction, the proceeds from such transaction must be used by the Company to pay to the holders of the new Bridge Notes, pro rata based on the amount of new Bridge Notes owned by each holder, an amount equal to 1.5 times the amount of the aggregate principal amount outstanding under the new Bridge Notes, plus all accrued and unpaid interest due there under, plus all other fees, costs or other charges due there under.

The holders of the new Bridge Notes were also granted the right to appoint two designees to serve as members of the Company’s board of directors, which members will also serve as members of the Compensation Committee and the Audit Committee of the Company’s board of directors.

The Company used $184,081 from the proceeds of the sale of the new Bridge Notes to pay off existing principal balances under the Bridge Notes that were not cancelled and converted into the new Bridge Notes.

In October 2012 and continuing thereafter, the Company entered into amendments with the holders the new Bridge Notes. Under the terms of the amendments, the holders of new Bridge Notes in the aggregate principal amount of $4,342,419 agreed to extend the maturity date of the new Bridge Notes to April 15, 2013. In consideration of the new Bridge Note holders’ agreement to extend the maturity date, the amendment provides that the holder shall have the option to convert the principal and interest under the new Bridge Note into the securities offered by the Company in a qualifying equity financing at the lower of (a) the same price paid for such securities by other investors investing in the financing or (b) $0.50 per share (subject to adjustment in the event of a stock split, reclassification or the like). Prior to the amendment, the conversion option under the new Bridge Note entitled the holder to convert the principal and interest under the new Bridge Note into the securities offered by the Company in a qualifying equity financing at the same price paid for such securities by other investors investing in the financing. The conversion price of $0.50 in (b) above triggered the price protection guarantee contained in the warrants issued in the Company’s 2011 private placement, and the exercise price on the warrants changed from $2.00 per share to $0.50 per share.

In November 2012, one new Bridge Note holder was repaid $5,000 in principal.

Discounts recorded related to the Bridge Notes

In accordance with ASC 470-20 Debt with Conversion and Other Options, the Company recorded discounts to the Bridge Notes for the variable conversion feature (“VMCO”) and discounts for the warrants / shares to be issued (“ASID”). The discounts will be amortized to interest expense over the term of the Bridge Notes using the effective interest method.

In accordance with ASC 815-15, the Company determined that the VMCO and the ASID represented embedded derivative features, and these are shown as derivative liabilities on the balance sheet. See Note 5.

The Company calculated the fair value of the compound embedded derivatives associated with the Bridge Notes utilizing a complex, customized Monte Carlo simulation model suitable to value path dependent American options. The model uses the risk neutral methodology adapted to value corporate securities. This model utilized subjective and theoretical assumptions that can materially affect fair values from period to period.

The new Bridge Notes contain embedded derivatives that on their inception date were valued with a Monte Carlo simulation. The embedded derivatives, as they represent additional consideration given to the new Bridge Note holders, were treated as a discount on the debt that is being amortized over the life of the new Bridge Notes which originally ended on October 15, 2012. The debt discounts booked as reductions to the new Bridge Notes during 2012 were $478,544 and $1,852,713, respectively, for the VMCO and the ASID. These discounts were fully amortized to interest expense in 2012.

The new Bridge Notes with the extended due date of April 15, 2013 contain embedded derivatives that on their inception date were valued with a Monte Carlo simulation. The embedded derivatives, as they represent additional consideration given to the new Bridge Note holders, were treated as a discount on the debt that is being amortized over the life of the new Bridge Notes which now ends on April 15, 2013. The debt discounts booked as reductions to the new Bridge Notes during October 2012 were $849,135 and $1,769,857, respectively, for the VMCO and the ASID. The Company recorded $1,134,243 of interest expense in 2012 related to the amortization of these discounts.  The value of the discounts at December 31, 2012 is $1,484,749 which will be amortized to interest expense through April 15, 2015 using the effective interest method.

The following table presents details of the Company’s discounts to its Bridge Notes from December 31, 2010 to December 31, 2012:

	VMCO	ASID	Total
December 31, 2010	$(1,569)	$(267,259)	$(268,828)
Additions	(30,276)	(118,920)	(149,196)
Amortization	19,814	338,440	358,254
December 31, 2011	(12,031)	(47,739)	(59,770)
Additions	(1,409,797)	(3,942,607)	(5,352,404)
Amortization	940,438	2,986,987	3,927,425
December 31, 2012	$(481,390)	$(1,003,359)	$(1,484,749)

During the years ended December 31, 2012 and 2011, the Company recorded note discount amortization to interest expense of $3,927,425 and 358,254, respectively.

Deferred financing costs related to the Bridge Notes

The Company recorded deferred financing costs related to the issuance of the Bridge Notes totaling $247,880 and $53,250, respectively, during the years ended December 31, 2012 and 2011.  Deferred financing costs are being amortized to interest expense over the term of the Bridge Notes using the effective interest method. The Company recorded interest expense related to the amortization of deferred financing costs for the years ended December 31, 2012 and 2011, totaling $263,255 and $39,958, respectively.

Mobivity Note

As partial consideration for the acquisition of Mobivity, the Company issued a secured subordinated promissory note in the principal amount of $606,064.

The promissory note accrued interest at 6.25% per annum; was payable in six quarterly installments of $105,526 (inclusive of interest) starting May 1, 2011; matured on August 1, 2012; was secured by the acquired assets of the Mobivity business; and was subordinated to the Company’s obligations under its Bridge Notes discussed above.

Mobivity, LLC was granted a security interest in the acquired assets, subordinated only to the Company's Bridge Notes, and a majority of the Bridge Note holders consented to the junior security interest.

In May 2012, the Company paid late payment penalties through the issuance of 235,441 common shares valued at $160,468 based on the closing market price on the date issued. The value of the common shares was expensed through share based compensation that is included in general and administrative expense in the consolidated statement of operations.

During the years ended December 31, 2012 and 2011, the Company made principal and interest payments totaling $316,579 and $316,579, respectively, on the promissory note. The promissory note and related interest is fully paid as of December 31, 2012.

Digimark, LLC Notes

As partial consideration for the acquisition of Boomtext in 2011, the Company issued a secured subordinated promissory note in the principal amount of $175,000. The promissory note accrued interest at 6.25% per annum; was payable in full on May 25, 2012 (the original maturity March 31, 2012 was extended); was secured by all of the assets of Mobivity, Inc. and was subordinated to the Company’s obligations under its Bridge Notes discussed above.

During the year ended December 31, 2012, the Company made principal payments of $175,000 and interest payments of $9,266 on the promissory note. The promissory note and related interest is fully paid as of December 31, 2012.

Also as partial consideration for the acquisition of Boomtext in 2011, the Company issued an unsecured subordinated promissory note in the principal amount of $194,658. The promissory note does not bear interest; is payable in installments (varying in amount) from August 2011 through October 2012; and is subordinated to the Company’s obligations under its Bridge Notes discussed above.

The $194,658 unsecured subordinated promissory note did not bear interest. Accordingly, the Company recorded the promissory note at the present value of the payments over the subsequent periods which amounted to $182,460. The Company used a discount rate of 6.25% in calculating the net present value of the unsecured promissory note. The discount rate was based on the Company’s estimated cost of debt capital. Under the effective interest method, the Company accretes the debt discount to the face amount of the promissory note. Accretion of the debt discount for the years ended December 31, 2012 and 2011 totaled $6,897 and $5,301, respectively. Accretion of the debt discount was charged to interest expense in accordance with FASB ASC 480.

During the years ended December 31, 2012 and 2011, the Company made payments on the promissory note of $86,048 and $8,610, respectively. The outstanding balance on the promissory note at December 31, 2012 is $100,000.

Summary of Notes Payable and Accrued Interest

The following table summarizes the Company’s notes payable and accrued interest as of December 31, 2012 and 2011:

	Notes Payable		Accrued Interest
	12/31/2012	12/31/2011	12/31/2012	12/31/2011

Bridge notes, net, as discussed above	$2,857,669	$1,002,730	$261,213	$95,823

Convertible notes payable, net of discounts	2,857,669	1,002,730	261,213	95,823

Mobivity note, as discussed above	-	310,135	-	-

Unsecured (as amended) note payable due to our Company’s former Chief Executive Officer, interest accrues at the rate of 9% compounded annually, all amounts due and payable December 31, 2008, See Note 12. Currently past due.	20,000	20,000	13,775	10,871

Note payable due to a trust, interest accrues at the rate of 10% per annum, all amounts due and payable December 31, 2006. Currently past due.	51,984	51,984	24,297	19,084

Digimark, LLC secured subordinated promissory note, as discussed above	-	175,000	-	4,648

Digimark, LLC subordinated promissory note, net, as discussed above. Currently past due.	100,000	179,151	22,083	-

Notes payable, net of discounts	171,984	736,270	60,155	34,603

Totals	$3,029,653	$1,739,000	$321,368	$130,426

Cash Payment Obligation

As partial consideration for the acquisition of Txtstation in 2011, the Company agreed to $250,000 of scheduled cash payments. The $250,000 of scheduled cash payments was due as follows: $25,000 payable on the 60th day following closing and the balance was payable in $25,000 installments at the end of each of the next nine 30-day periods thereafter.

The $250,000 cash payment obligation did not bear interest. Accordingly, the Company recorded the cash payment obligation at the present value of the payments over the subsequent periods which amounted to $241,960. The Company used a discount rate of 6.25% in calculating the net present value of the cash payment obligation. The discount rate was based on the Company’s estimated cost of debt capital. Under the effective interest method, the Company accretes the debt discount to the face amount of the promissory note. Accretion of the debt discount for the years ended December 31, 2012 and 2011 totaled $786 and $7,254, respectively. Accretion of the debt discount was charged to interest expense in accordance with FASB ASC 480.

During the years ended December 31, 2012 and 2011, the Company made payments totaling $87,500 and $162,500, respectively, on the cash payment obligation. The cash payment obligation was fully paid as of December 31, 2012.

Interest Expense

The following table summarizes interest expense for the years ended December 31, 2012 and 2011:

	Years ended December 31,
	2012	2011
Amortization of note discounts	$3,935,108	$370,810
Amortization of deferred financing costs	263,255	39,958
Other interest expense	361,201	133,447
	$4,559,564	$544,215

The Company paid interest in cash during the years ended December 31, 2012 and 2011 totaling $33,385 and $20,650, respectively.

Stockholders' Equity (Deficit)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 7 - Stockholders' Equity (Deficit)

Common Stock

In May 2013, the Company issued 750,000 shares of common stock valued based on the closing market price on the acquisition date at $183,750 as part of the purchase price in the Sequence acquisition, see Note 3.

In May 2013, the Company issued 7,000,000 shares of common stock valued based on the closing market price on the acquisition date at $1,034,310 as part of the purchase price in the FDI acquisition, see Note 3.

In June 2013, the Company issued 1,483,669 shares of common stock in satisfaction of the Boomtext earn-out payment. See Equity Payable below.

In June 2013, the Company issued 36,780,000 shares of common stock at $0.20 per share to accredited investors for net proceeds of $6,789,686. Transaction costs netted against the proceeds totaled $566,315. This transaction constituted a qualified financing, pursuant to which the Bridge Notes were converted into shares of common stock as noted below.

In June 2013, the Company issued 26,772,532 shares of common stock for the conversion of notes payable and accrued interest, see Note 6.

In June 2013, the Company issued 75,000 shares for services and recorded expense of $18,375 in general and administrative expenses.

At June 30, 2013, the Company had 96,079,318 shares of common stock outstanding.

Equity Payable

The Company had an earn-out commitment associated with the acquisition of Boomtext from Digimark, LLC. The earn-out payment (payable March 31, 2013) consists of a number of shares of common stock of the Company equal to (a) 1.5, multiplied by the Company’s net revenue from acquired customers and customer prospects for the twelve-month period beginning six months after the closing date, divided by (b) the average of the volume-weighted average trading prices of the Company’s common stock for the 25 trading days immediately preceding the earn-out payment (subject to a collar of $1.49 and $2.01 per share).

In June 2013, the final value of the earn-out payment of $2,210,667 was satisfied through the issuance of 1,483,669 shares of common stock. As of December 31, 2012, the estimated value of the earn-out payment of $2,032,881 was recorded as a current liability.

The change in the estimated value of the earn-out payable for the three months ended June 30, 2013 and 2012 was a loss of $499,177 and a gain of $16,131, respectively, which are recorded in other income/(expense) in the consolidated statements of operations.

The change in the estimated value of the earn-out payable for the three months ended June 30, 2013 and 2012 was a loss of $193,465 and a gain of $76,782, respectively, which are recorded in other income/(expense) in the consolidated statements of operations.

Stock-based Compensation

2010 Incentive Stock Option Plan

In December, 2010, the Company adopted the 2010 Incentive Stock Option Plan (“the 2010 Plan”), subject to shareholder approval within one year. Shareholder approval was not obtained within one year, therefore incentive stock options granted under the 2010 Plan converted to non-qualified stock options. The 2010 Plan permits the Company to grant up to 3,124,000 shares of common stock and options to purchase shares of common stock. The 2010 Plan is designed to retain directors, executives and selected employees and consultants and reward them for making major contributions to the success of the Company. These objectives are accomplished by making long-term incentive awards under the 2010 Plan thereby providing participants with a personal interest in the growth and performance of the Company.

The Company believes that such awards better align the interests of its employees with those of its shareholders. Option awards are generally granted with an exercise price that equals the fair market value of the Company's stock at the date of grant. These option awards generally vest based on four years of continuous service and have five-year or 10-year contractual terms.

2013 Incentive Stock Option Plan

In June 2013, the Company adopted the 2013 Incentive Stock Option Plan (“the 2013 Plan”). The 2013 Plan permits the Company to grant up to 33,386,086 shares of common stock and options to purchase shares of common stock. The 2013 Plan is designed to retain directors, executives and selected employees and consultants and reward them for making major contributions to the success of the Company. These objectives are accomplished by making long-term incentive awards under the 2010 Plan thereby providing participants with a personal interest in the growth and performance of the Company.

The Company believes that such awards better align the interests of its employees with those of its shareholders. Option awards are generally granted with an exercise price that equals the fair market value of the Company's stock at the date of grant. These option awards generally vest based on four years of continuous service and have five-year or 10-year contractual terms.

The exercise of options granted under the 2013 Plan is subject to the Company’s increase of the number of shares of common stock authorized for issuance.

Summary of Options and Related Expense

The following table summarizes stock option activity for the six months ended June 30, 2013:

			Weighted -
		Weighted -	Average
		Average	Remaining	Aggregate
	Number	Exercise Price	Contractual	Intrinsic
	Outstanding	Per Share	Life (Years)	Value
Outstanding at January 1, 2013	1,955,000	$0.77	4.44	$-
Granted	30,387,825	$0.31	9.86
Exercised	-	$-	-
Canceled/forfeited/expired	(240,001)	$0.74	6.39
Outstanding at June 30, 2013	32,102,824	$0.33	9.55	$3,237,902

Options vested and exercisable at June 30, 2013	4,467,511	$0.40	8.49	$423,433

Unrecognized expense at June 30, 2013	$6,222,535

The weighted average exercise price of stock options granted during the period was $0.31 and the related weighted average grant date fair value was $0.27 per share.

The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company’s closing price at fiscal year-end and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on the date indicated.

The following table summarizes information concerning options outstanding at June 30, 2013:

Awards Breakdown by Range as at June 30, 2013
	Outstanding			Vested
Exercise Price	Outstanding Stock Options	Weighted Average Remaining Contractual Life	Weighted Average Outstanding Exercise Price	Vested Stock Options	Weighted Average Remaining Vested Contractual Life	Weighted Average Vested Stock Price
$0.25 to $0.69	31,607,824	9.61	$0.31	4,173,973	8.64	$0.31
$1.16 to $1.75	495,000	6.09	$1.65	293,538	6.43	$1.68

The following table summarizes information concerning options outstanding at December 31, 2012:

Awards Breakdown by Range as at December 31, 2012
	Outstanding			Vested
Exercise Price	Outstanding Stock Options	Weighted Average Remaining Contractual Life	Weighted Average Outstanding Exercise Price	Vested Stock Options	Weighted Average Remaining Vested Contractual Life	Weighted Average Vested Stock Price
$0.32 to $0.69	1,410,000	3.71	$0.43	374,997	2.98	$0.32
$1.16 to $1.80	545,000	6.33	$1.66	181,455	6.30	$1.69

The Company measures and recognizes compensation expense for all stock-based payment awards made to employees and directors based upon estimated fair values.

The Company recorded employee stock based compensation for the three months ended June 30, 2013 and 2012 of $1,184,045 and $95,568, respectively.

The Company recorded employee stock based compensation for the six months ended June 30, 2013 and 2012 of $1,277,794 and $210,429, respectively.

The Company expects to recognize $6,222,535 of stock based compensation to employees and directors over the next twelve months.

Valuation Assumptions

The Company calculated the fair value of each stock option award on the date of grant using the Black-Scholes option pricing model. The following ranges of assumptions were used for the six months ended June 30, 2013 and 2012.

	Six months ended June 30,
	2013	2012
Expected volatility	122% - 132%	65% to 73.4%
Risk-free interest rate	0.22% to 1.50%	0.39% to 0.51%
Forfeiture rate	16.0%	0.0%
Expected dividend rate	0.0%	0.0%
Expected life(years)	1.50 to 6.02	3.00 to 4.00

The expected volatility in 2013 is based on the historical publicly traded price of the Company’s common stock. The expected volatility prior to 2013 is based on the weighted average of the historical volatility of publicly traded surrogates in the Company’s peer group.

The risk-free interest rate assumption is based upon published interest rates appropriate for the expected life of the Company’s employee stock options.

The dividend yield assumption is based on the Company’s history of not paying dividends and no future expectations of dividend payouts.

The expected life of the stock options represents the weighted-average period that the stock options are expected to remain outstanding and was determined based on historical experience of similar awards, giving consideration to the contractual terms of the stock-based awards, vesting schedules and expectations of future employee behavior as influenced by changes to the terms of its stock-based awards.

Warrants issued to non-employees

In December 2010, the Company issued 700,000 warrants for consulting services. The warrants vest over a 4 year term and vest as follows: the first installment equaling 25% of the grant is exercisable on the first anniversary of the date of the warrant; and additional installments are exercisable monthly at the rate of 1/36 of the 75% grant balance over the ensuing 36 months.

In January 2011, the Company issued 200,000 warrants for consulting services. The warrants vest over a 4 year term and vest as follows: the first installment equaling 25% of the grant is exercisable on the first anniversary of the date of the warrant; and additional installments shall become exercisable monthly at the rate of 1/36 of the 75% grant balance over the ensuing 36 months.

In July 2011, the Company issued 5,000 warrants for consulting services. The warrants vest over a 4 year term and vest as follows: the first installment equaling 25% of the grant is exercisable on the first anniversary of the date of the warrant; and additional installments are exercisable monthly at the rate of 1/36 of the 75% grant balance over the ensuing 36 months.

In February 2012, the Company issued 25,000 warrants for consulting services. The warrants vest over twelve months beginning on the first monthly anniversary of the grant. The Company terminated the services of said consultant during the year ended December 31, 2012 and the warrants were canceled in accordance with the warrant agreement.

As of June 30, 2013, vested warrants totaled 736,138 pursuant to the three non-employee warrant agreements.

The warrants issued to non-employees were accounted for as derivative liabilities through June 17, 2013 pursuant to the authoritative guidance for equity based payments to non-employees. The warrants were valued using a Monte Carlo Simulation. See Note 5 for assumptions used in the Monte Carlo simulation.

The fair values of the warrants were estimated at the vesting date and are revalued at each subsequent reporting date. At December 31, 2012, the Company recorded derivative liabilities for the non-employee warrants totaling $95,041. On June 17, 2013, the Company converted this derivative liability valued at $176,555 into additional paid-in capital due to the fact that on that date the number of possible issuances of common shares was no longer indeterminate thereby removing the tainted equity environment.

The change in fair value of the derivative liabilities for the three months ended June 30, 2013 and 2012 was a loss of $33,835 and a gain of $129,987, respectively, which was recorded in change in fair value of derivative liabilities in the consolidated statements of operations. The increase in value of the derivative liabilities related to warrant vesting during the three months ended June 30, 2013 and 2012 was $14,388 and $33,883, respectively.

The change in fair value of the derivative liabilities for the six months ended June 30, 2013 and 2012 was a loss of $54,545 and $190,957, respectively, which was recorded in change in fair value of derivative liabilities in the consolidated statements of operations. The increase in value of derivative liabilities related to warrant vesting during the six months ended June 30, 2013 and 2012 was $29,969 and $33,883, respectively.

A summary of non-employee warrant activity under the 2010 Plan from December 31, 2012 to June 30, 2013 is presented below:

		Weighted -	Average
		Average	Remaining	Aggregate
	Number	Exercise Price	Contractual	Intrinsic
	Outstanding	Per Share	Life (Years)	Value
Outstanding at December 31, 2012	905,000	$0.33	4.10	$-
Granted	-	$-	-
Exercised	-	$-	-
Canceled/forfeited/expired	-	$-	-
Outstanding at June 30, 2013	905,000	$0.33	3.60	$81,000

Warrants vested and exercisable at June 30, 2013	736,138	$0.33	3.32	$65,999

The following table summarizes information concerning warrants outstanding at June 30, 2013:

Awards Breakdown by Range as at June 30, 2013
	Outstanding			Vested
Exercise Price	Outstanding Warrants	Weighted Average Remaining Contractual Life	Weighted Average Outstanding Exercise Price	Vested Warrants	Weighted Average Remaining Vested Contractual Life	Weighted Average Vested Stock Price
$0.32	900,000	3.61	$0.32	733,326	3.32	$0.32
$1.75	5,000	3.02	$1.75	2,812	3.02	$1.75

The following table summarizes information concerning warrants outstanding at December 31, 2012:

	Outstanding			Vested
Exercise Price	Outstanding Warrants	Weighted Average Remaining Contractual Life	Weighted Average Outstanding Exercise Price	Vested Warrants	Weighted Average Remaining Vested Contractual Life	Weighted Average Vested Stock Price
$0.32	900,000	4.10	$0.32	620,827	3.76	$0.32
$1.75	5,000	3.52	$1.75	2,187	3.52	$1.75

Warrants issued to note holders and placement agent

During the year ended December 31, 2011, the Company issued warrants for the purchase of 688,669 shares of common stock at $2.00 per share in connection with its private placement discussed above under Common Stock. The warrants are exercisable for four years from the date of issuance, and contain anti-dilution, or down round, price protection as long as the warrant remains outstanding. In addition, the Company issued warrants for the purchase of 153,515 shares of common stock at $2.00 per share in connection with the conversion of its outstanding Bridge Notes with a principal amount of $210,000 discussed above in Note 5 under Bridge Financing. The warrants are exercisable for four years from the date of issuance. In October 2012, the exercise price of the warrants was reduced from $2.00 per share to $0.50 per share as a result of the price protection guarantee contained in the warrant agreement. In June 2013, the exercise price of the warrants was reduced from $0.50 per share to $0.20 per share as a result of the price protection guarantee contained in the warrant agreement.

In June 2013, the Company issued warrants for the purchase of 27,249,550 shares of common stock at $0.20 per share in connection with the conversion of the Bridge Notes into equity. The warrants are exercisable for five years from the date of issuance.

In June 2013, the Company issued warrants for the purchase of 3,602,558 shares of common stock at $0.20 to the placement agent connected with the Bridge Note conversions and equity placements. The warrants are exercisable for five years from the date of issuance.

Common Stock

The Company completed a private placement in September 2011. The private placement structure consisted of a series of identical subscription agreements for the sale of units comprised of shares of the Company’s common stock at a price of $1.50 per share and an equivalent number of four-year warrants at an exercise price of $2.00.  Pursuant to this private placement, the Company issued 688,669 shares of common stock at $1.50 per share for cash and issued four-year warrants to purchase 688,669 shares of common stock at $2.00 per share to several accredited investors raising gross proceeds of $1,033,000. In October 2012, the exercise price of the warrants was reduced from $2.00 per share to $0.50 per share as a result of the price protection guarantee contained in the warrant agreement discussed below.

Both the common shares and the warrants contain anti-dilutive, or down round, price protection. The down round protection for the common shares terminates on the earlier of the date on which an effective registration statement is filed with the SEC covering the shares, or the shares become freely tradable pursuant to Rule 144 promulgated under the Securities Act of 1933. The down round protection for the common shares was extended to August 15, 2012, and terminated on that date. The down round protection for the warrant terminates when the warrant expires or is exercised. The Company determined that the values of the down round price protection for both the common shares and the warrants represent derivative liabilities. See Note 5 for further discussion of derivative liabilities.

In 2011, the Company issued 3,944,540 shares for the acquisition of: (i) Txtstation which was issued 2,425,000 shares of common stock at a price of $3.04 per share with a common stock purchase price of $7,372,000; (ii) Mobivity which was issued 1,000,000 shares of common stock at a price of $3.12 per share with a common stock purchase price of $3,120,000; and (iii) Boomtext was issued 259,770 shares of common stock (with a six month lock-up period) at a price of $1.63 per share with a common stock purchase price of $423,425 and an additional 259,770 shares of common stock (with a eighteen month lock-up period) at a price of $1.55 per share with a common stock purchase price of $402,644, which represents a total common stock purchase price of $11,318,069. The shares were recorded at a price per share based on the fair market value on the date of acquisition. See Note 3 for a more detailed discussion regarding the total acquisition costs for the previously mentioned acquisitions.

In 2011, the Company acquired US Patent number 6788769 B1 for $85,000, which consisted of a $35,000 cash payment and the issuance of 14,286 shares of common stock at a price of $3.50 per share with a common stock purchase price of $50,000. The shares were valued at the fair market value on the date of grant.

In 2011, the Company issued 253,298 shares of common stock for various services which include: (i) an issuance of 13,298 shares of common stock at a price of $1.88 with a common stock purchase price of $25,000 for a registered broker-dealer to act as the Company’s placement agent with respect of finding investors; (ii) an issuance of 200,000 shares of common stock at a price of $1.75 with a common stock purchase price of $350,000 for investor relations consulting services; and (iii) an issuance of 40,000 shares of common stock at a price of $1.35 with a common stock purchase price of $54,000 for additional investor relations consulting services. The shares were valued at the fair market value on the date of grant, and the total common stock purchase price was $429,000.

In 2011, five holders of the 10% Senior Secured Convertible Bridge Notes due November 2, 2011 agreed to convert their entire principal amount ($210,000) and accrued interest ($20,271) totaling $230,271 into units. Each unit consists of one share of common stock of the Company and a four year warrant to purchase one share of common stock at $2.00 per share. The conversion took place at a price of $1.50 per unit. Accordingly, the Company issued an aggregate of 153,515 shares of common stock and 153,515 warrants. The conversion occurred within the terms of the convertible notes and no gain or loss was recorded.

In 2012, the Company issued 225,000 shares of common stock for consulting services which include: (i) an issuance of 150,000 shares of common stock at a price of $1.22 per share with a common stock purchase price of $183,000 for consulting services; and (ii) an issuance of 75,000 shares of common stock at a price of $1.16 per share with a common stock purchase price of $87,000 for investor relations consulting services. The shares were valued at the fair market value on the date of grant, and the total common stock purchase price was $270,000.

In 2012, the Company issued 235,441 shares of common stock for late payment penalties which include: (i) an issuance of 86,812 shares of common stock at a price of $0.65 per share valued at of $56,428; and (ii) an issuance of 148,629 shares of common stock at a price of $0.70 per share valued at $104,040. The issuances were pursuant to the Mobivity Acquisition Agreement Amendment #1 to the Secured Subordinated Promissory Note and were due to the two defaults on the Mobivity Note payments. The shares were valued based on the closing stock price for the date granted, and constituted a late penalty payment to the note holder; not a principal or interest repayment. The total common stock purchase price for these two issuances was $160,468, and was recorded as share based compensation included in general and administrative expense in the consolidated statement of operations.

In 2012, the Company issued 3,368 shares of common stock at a deemed value of $0.40 per share realizing $6,644 in additional security issuance derivative liability. These shares were consideration owed to one old Note holder for the additional securities due under the original 10% Senior Secured Convertible Bridge note, and additional shares issued under the terms of the allonge signed January 31, 2012 as consideration for the extension of the maturity date of the Note from February 2, 2012, to May 2, 2012. The share consideration was valued based on the Monte Carlo simulation for both the allonge granted in February 2012 plus the Monte Carlo simulation for the additional shares issuance derivative liability, in September 2012. For more details concerning the inputs and background of the derivatives please see Note 5.

As of December 31, 2012, the Company had 23,218,117 shares of common stock outstanding.

Stock-based Compensation

2010 Incentive Stock Option Plan

In December, 2010, the Company adopted the 2010 Incentive Stock Option Plan (“the 2010 Plan”), subject to shareholder approval within one year. Shareholder approval was not obtained within one year, therefore incentive stock options granted under the 2010 Plan converted to non-qualified stock options. The 2010 Plan permits the Company to grant up to 3,124,000 shares of common stock and options to purchase shares of common stock. The 2010 Plan is designed to retain directors, executives and selected employees and consultants and reward them for making major contributions to the success of the Company. These objectives are accomplished by making long-term incentive awards under the 2010 Plan thereby providing participants with a personal interest in the growth and performance of the Company.

The Company believes that such awards better align the interests of its employees with those of its shareholders. Option awards are generally granted with an exercise price that equals the fair market value of the Company's stock at the date of grant. These option awards generally vest based on four years of continuous service and have five-year or 10-year contractual terms.

A summary of option activity under the 2010 Plan from December 31, 2010 to December 31, 2012 is presented below:

			Weighted -
		Weighted -	Average
		Average	Remaining	Aggregate
	Number	Exercise Price	Contractual	Intrinsic
	Outstanding	Per Share	Life (Years)	Value
Outstanding at December 31, 2010	1,015,000	$0.32	4.73
Granted	645,000	$1.50	7.35
Exercised	-	$-	-
Canceled/forfeited/expired	(50,000)	$1.60	4.04
Outstanding at December 31, 2011	1,610,000	$0.82	5.12	$1,240,000
Granted	682,500	$0.56	4.53
Exercised	-	$-	-
Canceled/forfeited/expired	(337,500)	$0.58	3.15
Outstanding at December 31, 2012	1,955,000	$0.77	4.44	$-

Options vested and exercisable at December 31, 2012	556,452	$0.77	4.06	$-

Unrecognized expense at December 31, 2012	$768,502

The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company’s closing price at fiscal year-end and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on the date indicated.

The total number of shares vested and the fair value of shares vested for the years ended December 31, 2012 and 2011, respectively, was:

	Number of Options Vested	Fair Value of Options Vested
Fair value of options vested during the year ended December 31, 2012	368,952	$195,366
Fair value of options vested during the year ended December 31, 2011	253,750	$36,113

The following table summarizes information concerning options outstanding at December 31, 2012:

Awards Breakdown by Range as at December 31, 2012
	Outstanding			Vested
Exercise Price	Outstanding Stock Options	Weighted Average Remaining Contractual Life	Weighted Average Outstanding Exercise Price	Vested Stock Options	Weighted Average Remaining Vested Contractual Life	Weighted Average Vested Stock Price
$0.32 to $0.69	1,410,000	3.71	$0.43	374,997	2.98	$0.32
$1.16 to $1.80	545,000	6.33	$1.66	181,455	6.30	$1.69

The following table summarizes information concerning options outstanding at December 31, 2011:

Awards Breakdown by Range as at December 31, 2011
	Outstanding			Vested
Exercise Price	Outstanding Stock Options	Weighted Average Remaining Contractual Life	Weighted Average Outstanding Exercise Price	Vested Stock Options	Weighted Average Remaining Vested Contractual Life	Weighted Average Vested Stock Price
$0.32	1,015,000	3.98	$0.32	253,750	3.98	$0.32
$1.30 to $1.80	595,000	7.08	$1.68	-	-	$-

The Company measures and recognizes compensation expense for all stock-based payment awards made to employees and directors based upon estimated fair values. During the years ended December 31, 2012 and 2011, the Company recorded stock-based compensation in operating expenses for employees and directors totaling $391,410 and $416,012, respectively.

The Company vesting term for employees is generally a 4 year term and vest as follows; the first installment equaling 25% of the grant, shall become exercisable on the first anniversary of the date of the Option, and additional installments shall become exercisable monthly at the rate of 1/36 of the 75% grant balance over the ensuing 36 months. During the year ended December 31, 2012, the Company recorded $304,526 of employee stock based compensation and expects to expense approximately $678,000 of additional employee stock based compensation over the next 2 years.

The Company vesting term for directors is a 3 year term and vest as follows; in (3) equal annual installments of 33 1/3% of the Shares covered by this Option, the first installment to be exercisable on the first anniversary of the date of the Option, with an additional 33 1/3% of such Shares becoming exercisable on each of the 2 successive anniversary dates. During the year ended December 31, 2012, the Company recorded $86,883 of director stock based compensation and expects to expense approximately $91,000 of additional director stock based compensation over the next 2 years.

Valuation Assumptions

The Company uses the Black-Scholes option pricing model in determining its option expense. The weighted-average estimated fair value of the employee stock options granted during the years ended December 31, 2012 and 2011 was $0.27 per share and $0.84 per share, respectively. The ranges of assumptions used during the years ended December 31, 2012 and 2011 are as follows:

	Stock Option Assumptions for the years ended December 31,
	2012	2011
Expected volatility	61.0% to 73.4%	60.0% to 65.0%
Risk-free interest rate	0.39% to 0.57%	0.62% to 2.31%
Forfeiture rate	0.0%	0.0%
Expected dividend rate	0.0%	0.0%
Expected life(years)	2.86 to 3.58	3.00 to 6.00

The expected volatility is based on the weighted average of the historical volatility of publicly traded surrogates in the Company’s peer group.

The risk-free interest rate assumption is based upon published interest rates appropriate for the expected life of the Company’s employee stock options.

The dividend yield assumption is based on the Company’s history of not paying dividends and no future expectations of dividend payouts.

The expected life of the stock options represents the weighted-average period that the stock options are expected to remain outstanding and was determined based on historical experience of similar awards, giving consideration to the contractual terms of the stock-based awards, vesting schedules and expectations of future employee behavior as influenced by changes to the terms of its stock-based awards.

The following table summarizes weighted average grant date fair value activity:

	Weighted Average
	Grant Date Fair Value
	2012	2011
Stock options granted during the year ended December 31,	$0.27	$0.84
Stock options vested during the year ended December 31,	$0.53	$0.14
Stock options canceled/forfeited/expired during the year ended December 31,	$0.26	$1.78

Warrants issued to non-employees

In December 2010, the Company issued 700,000 warrants for consulting services. The warrants vest over a 4 year term and vest as follows: the first installment equaling 25% of the grant is exercisable on the first anniversary of the date of the warrant; and additional installments are exercisable monthly at the rate of 1/36 of the 75% grant balance over the ensuing 36 months.

In January 2011, the Company issued 200,000 warrants for consulting services. The warrants vest over a 4 year term and vest as follows: the first installment equaling 25% of the grant is exercisable on the first anniversary of the date of the warrant; and additional installments shall become exercisable monthly at the rate of 1/36 of the 75% grant balance over the ensuing 36 months.

In July 2011, the Company issued 5,000 warrants for consulting services. The warrants vest over a 4 year term and vest as follows: the first installment equaling 25% of the grant is exercisable on the first anniversary of the date of the warrant; and additional installments are exercisable monthly at the rate of 1/36 of the 75% grant balance over the ensuing 36 months.

In February 2012, the Company issued 25,000 warrants for consulting services. The warrants vest over twelve months beginning on the first monthly anniversary of the grant. The Company terminated the services of said consultant during the year ended December 31, 2012 and the warrants were canceled in accordance with the warrant agreement.

As of December 31, 2012, vested warrants totaled 623,014 pursuant to the three non-employee warrant agreements.

The warrants issued to non-employees are accounted for as derivative liabilities pursuant to the authoritative guidance for equity based payments to non-employees. The warrants were valued using a Monte Carlo Simulation. See Note 5 for assumptions used in the Monte Carlo simulation.

The fair values of the warrants are estimated at the vesting date and are revalued at each subsequent reporting date. At December 31, 2012, the Company recorded derivative liabilities for the non-employee warrants totaling $95,041. The change in fair value of the derivative liabilities for the year ended December 31, 2012 was a gain of $117,477, which was recorded in change in fair value of derivative liabilities in the consolidated statements of operations.

A summary of non-employee warrant activity during the years ended December 31, 2012 and 2011 is presented below:

			Weighted -
		Weighted -	Average
		Average	Remaining
	Number	Exercise Price	Contractual
	Outstanding	Per Share	Life (Years)
Outstanding at December 31, 2010	793,750	$0.32	4.73
Granted	205,000	$1.50	7.35
Exercised	-	$-	-
Canceled/forfeited/expired	(93,750)	$1.60	4.04
Outstanding at December 31, 2011	905,000	$0.33	5.12
Granted	25,000	$1.16	4.09
Exercised	-	$-	-
Canceled/forfeited/expired	(25,000)	$1.16	4.09
Outstanding at December 31, 2012	905,000	$0.33	4.10

Warrants vested and exercisable at December 31, 2012	623,014	$0.33	3.76

The following table summarizes information concerning warrants outstanding at December 31, 2012:

	Outstanding			Vested
Exercise Price	Outstanding Warrants	Weighted Average Remaining Contractual Life	Weighted Average Outstanding Exercise Price	Vested Warrants	Weighted Average Remaining Vested Contractual Life	Weighted Average Vested Stock Price
$0.32	900,000	4.10	$0.32	620,827	3.76	$0.32
$1.75	5,000	3.52	$1.75	2,187	3.52	$1.75

The following table summarizes information concerning warrants outstanding at December 31, 2011:

Awards Breakdown by Range as at December 31, 2011
	Outstanding			Vested
Exercise Price	Outstanding Warrants	Weighted Average Remaining Contractual Life	Weighted Average Outstanding Exercise Price	Vested Warrants	Weighted Average Remaining Vested Contractual Life	Weighted Average Vested Stock Price
$0.32	900,000	5.11	$0.32	349,997	3.98	$0.32
$1.75	5,000	4.52	$1.75	-	-	$-

Warrants issued to note holders

As discussed in Note 6 under Bridge Financing, the Company is obligated to issue warrants or shares pursuant to its Bridge Notes. The number of warrants / shares issuable pursuant to the agreements is not known as of December 31, 2012.

During the year ended December 31, 2011, the Company issued warrants for the purchase of 688,669 shares of common stock at $2.00 per share in connection with its private placement discussed above under Common Stock. The warrants are exercisable for four years from the date of issuance, and contain anti-dilution, or down round, price protection as long as the warrant remains outstanding. In addition, the Company issued warrants for the purchase of 153,515 shares of common stock at $2.00 per share in connection with the conversion of its outstanding Bridge Notes with a principal amount of $210,000 discussed above in Note 6 under Bridge Financing. The warrants are exercisable for four years from the date of issuance. In October 2012, the exercise price of the warrants was reduced from $2.00 per share to $0.50 per share as a result of the price protection guarantee contained in the warrant agreement.

The number of warrants issued to these note holders remains unchanged at December 31, 2012. The estimated fair value of these warrants is included in the “Common Stock and Warrants” derivative value (see Note 5) as of December 31, 2012 and 2011.

Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 8 - Income Taxes

The Company maintains deferred tax assets that reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. These deferred tax assets include net operating loss carryforwards, deferred revenue and stock-based compensation. In assessing the potential realization of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which those temporary differences become deductible. The Company considers projected future taxable income and planning strategies in making this assessment. Based on the level of historical operating results and projections for the taxable income for the future, the Company has determined that it is more likely than not that the deferred tax assets will not be realized. Accordingly, the Company has recorded a valuation allowance to reduce deferred tax assets to zero. There can be no assurance that the Company will ever be able to realize the benefit of some or all of the federal and state loss carryforwards, either due to ongoing operating losses or due to ownership changes, which limit the usefulness of the loss carryforwards.

The Company has determined that during 2010 it experienced a “change of ownership” as defined by Section 382 of the Internal Revenue Code.  As such, utilization of net operating loss carryforwards and credits generated before the 2010 change in ownership will be limited to approximately $207,000 per year until such carryforwards are fully utilized.  The pre change net operating loss carryforward was approximately $7,000,000.

For the years ended December 30, 2012 and 2011 the provisions for income taxes were as follows:

	2012	2011
Federal – current	$-	$-
State – current	-	3,000
Total	$-	$3,000

Under ASC 740, deferred income tax assets and liabilities reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

Significant components of our net deferred tax assets and liabilities as of December 30, 2012 and 2011 are as follows:

	2012	2011
Deferred tax assets (liabilities):
Net operating loss carryforwards	$4,681,000	$3,814,000
Deferred revenue	-	16,000
Stock based compensation	940,000	613,000
Accrued compensation	70,000	48,000
	634,000	600,000
Depreciation and amortization	4,816,000	4,691,000
Other	12,000	9,000
Total deferred tax assets	11,153,000	9,791,000
Valuation allowance for net deferred tax assets	(11,153,000)	(9,791,000)
Total	$-	$-

The Company has provided a valuation allowance against deferred tax assets recorded as of December 31, 2012 and 2011 due to uncertainties regarding the realization of such assets.

The net change in the total valuation allowance for the year ended December 31, 2012 was an increase of approximately $1,362,000.  The net change in the total valuation allowance for the year ended December 31, 2011 was an increase of approximately $6,714,000.  In assessing the possible realization of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized.  The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which those temporary differences become deductible.  The Company considers projected future taxable income and planning strategies in making this assessment.  Based on the level of historical operating results and projections for the taxable income for the future, the Company has determined that it is more likely than not that the deferred tax assets will not be realized.  Accordingly, the Company has recorded a valuation allowance to reduce deferred tax assets to zero.  There can be no assurance that the Company will ever be able to realize the benefit of some or all of the federal and state loss carryforwards, either due to ongoing operating losses or due to ownership changes, which limit the usefulness of the loss carryforwards.

As of December 31, 2012, the Company has available net operating loss carryforwards of approximately $14,700,000 for federal income tax purposes, which will start to expire in 2026.  The net operating loss carryforwards for state purposes are approximately $14,700,000 and will start to expire in 2016.

The difference between the provision for income taxes and income taxes computed using the U.S. federal income tax rate for the years ended December 31, 2012 and 2011 was as follows:

	2012	2011
Computed expected tax expense	$(2,495,000)	$(5,885,000)
State taxes, net of federal benefit	(155,000)	(1,006,000)
Other	1,288,000	180,000
Change in valuation allowance	1,362,000	6,714,000
	$-	$3,000

The Company has determined that during 2010 it experienced a “change of ownership” as defined by Section 382 of the Internal Revenue Code.  As such, utilization of net operating loss carryforwards and credits generated before the 2010 change in ownership will be limited to approximately $207,000 per year until such carryforwards are fully utilized.  The pre change net operating loss carryforward was approximately $7,000,000.

The Company files income tax returns in the U.S. federal jurisdiction and California.  Because the Company is carrying forward federal and state net operating losses from 2006, the Company is subject to U.S. federal and state income tax examinations by tax authorities for all years since 2006.  The Company does not have a liability for any uncertain tax positions. As of December 31, 2012, no accrued interest or penalties are recorded in the financial statements.

Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 9 - Fair Value Measurements

Fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, the authoritative guidance establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value as follows: (Level 1) observable inputs such as quoted prices in active markets; (Level 2) inputs other than the quoted prices in active markets that are observable either directly or indirectly; and (Level 3) unobservable inputs in which there is little or no market data, which require the Company to develop its own assumptions. This hierarchy requires companies to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value. On a recurring basis, the Company measures certain financial assets and liabilities at fair value, including its derivative liabilities.

At December 31, 2012 and June 30, 2013, the Company re-measured the derivative liability related to the common stock and warrants issued in 2011 (See Note 7 under Common Stock).

On May 13, 2013, the Company also recorded an earn-out payable related to the Sequence acquisition, see Note 3.

At December 31, 2012, the Company recorded a derivative liability related to the VMCO and the ASID in connection with its Bridge Notes (See Note 6), the common stock and warrants issued in 2011 (See Note 7 under Common Stock), and the non-employee warrants at the aggregate fair value of $3,074,504 utilizing unobservable inputs.

The change in fair value of these liabilities is included in other income (expense) in the consolidated statements of operations. The assumptions used in the Monte-Carlo simulation used to value the derivative liabilities involve expected volatility in the Company’s common stock, estimated probabilities related to the occurrence of a future financing, and interest rates. As all the assumptions employed to measure this liability are based on management’s judgment using internal and external data, this fair value determination is classified in Level 3 of the valuation hierarchy.

See Note 5 for a table that provides a reconciliation of the derivative liabilities from December 31, 2012 to June 30, 2013.

Fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, the authoritative guidance establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value as follows: (Level 1) observable inputs such as quoted prices in active markets; (Level 2) inputs other than the quoted prices in active markets that are observable either directly or indirectly; and (Level 3) unobservable inputs in which there is little or no market data, which require the Company to develop its own assumptions. This hierarchy requires companies to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value. On a recurring basis, the Company measures certain financial assets and liabilities at fair value, including its derivative liabilities.

At December 31, 2012, the Company recorded a derivative liability related to the variable maturity feature and the future issuance of warrants / shares in connection with its Bridge Notes (See Note 5), and the common stock and warrants issued in 2011 (See Note 7 under Common Stock) at the aggregate fair market value of $3,074,504 utilizing unobservable inputs. The change in fair market value of these liabilities is included in other income (expense) in the consolidated statements of operations. The assumptions used in the Monte-Carlo simulation used to value the derivative liabilities involve expected volatility in the Company’s common stock, estimated probabilities related to the occurrence of a future financing, and interest rates. As all the assumptions employed to measure this liability are based on management’s judgment using internal and external data, this fair value determination is classified in Level 3 of the valuation hierarchy.

See Note 5 for a table that provides a reconciliation of the beginning and ending balances of the derivative liabilities as of December 31, 2012.

Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 10 - Commitments and Contingencies

Litigation

In September 2012, the Company initiated litigation against a former client (the “Defendant”) for failure to pay the Company’s invoices for services rendered under its Master License and Services Agreement. The complaint was filed in Superior Court of California, San Diego County. The litigation seeks to recover $67,795 in services and interest penalties. As of June 30, 2013, negotiations to settle the litigation with the Defendant have ceased, and the Company is seeking to obtain a judgment against the Defendant.

Operating Lease and Lease Exit Obligation

The Company has a lease agreement for 6,730 square feet, as amended, for its office facilities in Chandler Arizona through December 2015.  Monthly rental payments, excluding common area maintenance charges, are $11,557 in 2013, $11,958 in 2014 and $12,357 in 2015.

The minimum lease payments required over the next five years is shown below.

Minimum Lease Payments
2013	$71,136
2014	143,492
2015	148,281
2016	-
2017	-
Thereafter	-
$362,909

The Company had a lease agreement for its office facilities in San Diego, California through September 2012. Upon signing a lease agreement for the facility in Chandler, the Company determined it no longer needed the San Diego facility. The property was vacated in November 2011 and returned to the owner. As of June 30, 2013, the Company has a Lease Exit Obligation which consists of unpaid rent totaling $24,615 for the period December 2011 through September 2012. The Company expects no further charges in relation to this lease exit obligation, aside from actual common area maintenance charges reconciled against the estimate.

Rent expense for both the San Diego, California, and Chandler, Arizona facilities (including related common area maintenance charges and lease abandonment charges) was $43,874 and $43,329, respectively, for the three months ended June 30, 2013 and 2012. Rent expense for the six months ended June 30, 2013 and 2012 was $86,669 and 92,617, respectively.

Earn-Out Contingency

The Company has an earn-out commitment associated with the acquisition of Boomtext from Digimark, LLC. An earn-out payment (payable 20 months after closing of the transaction) of a number of shares of common stock of the Company equal to (a) 1.5, multiplied by the Company’s net revenue from acquired customers and customer prospects for the twelve-month period beginning six months after the closing date, divided by (b) the average of the volume-weighted average trading prices of the Company’s common stock for the 25 trading days immediately preceding the earn-out payment (subject to a collar of $1.49 and $2.01 per share).

As of December 31, 2012 and 2011, the estimated dollar value of the earn-out payable was $2,032,881, and $2,658,238, respectively. As of December 31, 2012, the earn-out payable was recorded as a current liability and as of December 31, 2011, the earn-out payable was recorded as a non-current liability on the consolidated balance sheet.

For the years ended December 31, 2012 and 2011, the Company recorded a gain related to the change in the estimated dollar value of the earn-out payable during the year of $625,357 and $999,347, respectively, which are recorded in other income/(expense) is the consolidated statement of operations.

Litigation

In September 2012, the Company initiated litigation against a former client (the “Defendant”) for failure to pay the Company’s invoices for services rendered under its Master License and Services Agreement. The complaint was filed in Superior Court of California, San Diego County. The litigation seeks to recover $67,795 in services and interest penalties. As of March 31, 2013 the Company is in negotiation with the Defendant's counsel to settle the debt.

Operating Lease and Lease Exit Obligation

The Company has a lease agreement for 6,730 square feet, as amended, for its office facilities in Chandler Arizona through December 2015.  Monthly rental payments, excluding common area maintenance charges, are $11,557 in 2013, $11,958 in 2014 and $12,357 in 2015.

The minimum lease payments required over the next five years is shown below.

Minimum Lease Payments

2013	$138,678
2014	143,492
2015	148,281
2016	-
2017	-
Thereafter	-
$430,451

The Company had a lease agreement for its office facilities in San Diego, California through September 2012. Upon signing a lease agreement for the facility in Chandler, the Company determined it no longer needed the San Diego facility. The property was vacated in November 2011 and returned to the owner. As of December 31, 2012, the Company has a Lease Exit Obligation totaling $44,615 for the period December 2011 through September 2012, made up of, $38,088 in remaining rent obligation, $6,527 in remaining deferred rent. The Company expects no further charges in relation to this lease exit obligation, aside from actual common area maintenance charges reconciled against the estimate.

Rent expense for both the San Diego, California, and Chandler, Arizona facilities (including related common area maintenance charges and lease abandonment charges) was $179,179 and $144,703 for the years ended December 31, 2012 and 2011.

Letter of Intent

In November 2012, the Company entered into a non-binding Letter of Intent to acquire the assets of Sequence, LLC (the “Seller”) related to a mobile customer loyalty application.  The acquired assets will include, but not be limited to, all application software, URL’s, websites, trademarks, brands, customers and customer lists.  The Company would assume no liabilities of the Seller.

The Company will pay to Seller at closing, $300,000 in cash in satisfaction of identified liabilities of Seller, with priority to back employee taxes, trust funds, penalties and interest.  Other disbursements would be made at the Seller’s discretion.  Seller would also receive at closing 750,000 shares of the Company’s common stock.

An earn-out payment consisting of 10% of the eligible revenue would be made within 45 days following the close of each calendar month subsequent to closing for a period of 24 months.

The original Letter of Intent was to expire January 15, 2013.  On January 9, 2013 an amendment was drafted to extend the expiration date to March 15, 2013. See Note 13.

Employee Benefit Plan	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 11 - Employee Benefit Plan

The Company has an employee savings plan (the “Plan”) pursuant to Section 401(k) of the Internal Revenue Code (the “Code”), covering all of its employees. Participants in the Plan may contribute a percentage of compensation, but not in excess of the maximum allowed under the Code. The Company may make contributions at the discretion of its Board of Directors. During the six months ended June 30, 2013 and 2012, the Company made no contributions to the Plan.

The Company has an employee savings plan (the “Plan”) pursuant to Section 401(k) of the Internal Revenue Code (the “Code”), covering all of its employees. Participants in the Plan may contribute a percentage of compensation, but not in excess of the maximum allowed under the Code. The Company may make contributions at the discretion of its Board of Directors. During the years ended December 31, 2012 and 2011, the Company made no contributions to the Plan.

Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 12 - Related Party Transactions

Prior to the reverse merger on November 2, 2010, Optimal Payments Corporation converted $570,534 of debt into $370,534 worth of Mobivity Inc. common stock and $200,000 of prepaid services to be rendered by Mobivity. A member of the Company's Board of Directors is currently President of Sterling Card Solutions, which has a minority ownership position in Optimal Payments Corporation. The Company recognized deferred revenue from this related party during the three months ended June 30, 2013 and 2012 totaling $-0- and $51,000, respectively. The Company recognized deferred revenue from this related party during the six months ended June 30, 2013 and 2012 totaling $-0- and $84,000, respectively. Optimal Payments Corporation ceased being a related party in June 2013.

In April 2013, the Company issued a new Bridge Note to its Chief Financial Officer totaling $20,000 that contains the same rights and privileges as the previously issued new Bridge Notes, the due date of which was extended to October 15, 2013. The note and accrued interest were converted into 189,812 shares of common stock and he received five-year warrants to purchase 189,812 shares of common stock exercisable at $0.20 per share.

In May 2013, the Company issued a new Bridge Note to its Chief Executive Officer totaling $17,500 that contains the same rights and privileges as the previously issued and amended new Bridge Notes. The note and accrued interest were converted into 88,243 shares of common stock and he received five-year warrants to purchase 88,243 shares of common stock exercisable at $0.20 per share.

Prior to the reverse merger on November 2, 2010, Optimal Payments Corporation converted $570,534 of debt into $370,534 worth of Mobivity Inc. common stock and $200,000 of prepaid services to be rendered by Mobivity. These services remain owed to Optimal Payments Corporation at December 31, 2011. A member of the Company's Board of Directors is currently President of Sterling Card Solutions, which has a minority ownership position in Optimal Payments Corporation. During the year ended December 31, 2012, the Company began work on two projects for Optimal Payments Corporation and recognized revenue of $164,738.

Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
NOTE 13 - Subsequent Events

In August, the Company sold 720,000 shares of common stock and received net proceeds of $137,428. The Company issued the placement agent five-year warrants to purchase 32,900 shares of common stock at $0.20 per share.

In January 2013, the Company made a payment of $25,000 to a holder of a Bridge Note. Of this amount, $21,040 was allocated to the outstanding principal, and $3,960 was allocated to accrued interest. The remaining principal balance owed to this individual is $36,658 and this principal amount remains past due at this time.

In January 2013, an amendment was executed to the Letter of Intent to acquire the assets of Sequence, LLC, extending the expiration date to March 15, 2013. As of the date of this report, the Letter of Intent has expired, but the parties to the Letter of Intent are moving forward with the acquisition transaction.

In January 2013, the Board of Directors approved the issuance of up to $500,000 in additional 10% Senior Secured Bridge Notes to be issued in conjunction with the expected closing of the acquisition of the assets of Sequence, LLC. As of the date of this report, the Company issued $200,000 in additional 10% Senior Secured Bridge Notes that are due April 15, 2013, and contain the same rights and privileges as the new Bridge Notes discussed in Note 6.

As of the date of this report, the acquisition transaction is not complete and the 750,000 shares of the Company’s common stock have not been issued.

Nature of Operations and Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Nature Of Operations And Summary Of Significant Accounting Policies Policies
Nature of Operations and Basis of Presentation

The Company is a provider of mobile marketing technology that enables major brands and enterprises to engage consumers via their mobile phones and other smart devices. Interactive electronic communications with consumers is a complex process involving communication networks and software. The Company removes this complexity through its suite of services and technologies thereby enabling brands, marketers, and content owners to communicate with their customers and consumers in general.

The Company is a provider of mobile marketing technology that enables major brands and enterprises to engage consumers via their mobile phones and other smart devices. Interactive electronic communications with consumers is a complex process involving communication networks and software. The Company removes this complexity through its suite of services and technologies thereby enabling brands, marketers, and content owners to communicate with their customers and consumers in general.

Principles of Accounting and Consolidation

These consolidated financial statements have been prepared in accordance with GAAP. The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All significant intercompany balances and transactions have been eliminated.

These consolidated financial statements have been prepared in accordance with GAAP. The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All significant intercompany balances and transactions have been eliminated.

Going Concern

The Company’s financial statements have been prepared assuming that it will continue as a going concern. Such assumption contemplates the realization of assets and satisfaction of liabilities in the normal course of business. However, we have incurred continued losses, have a net working capital deficiency, and have an accumulated deficit of approximately $31.8 million as of December 31, 2012. These factors among others create a substantial doubt about our ability to continue as a going concern. The Company is dependent upon sufficient future revenues, additional sales of our securities or obtaining debt financing in order to meet its operating cash requirements. Barring the Company’s generation of revenues in excess of its costs and expenses or its obtaining additional funds from equity or debt financing, or receipt of significant licensing prepayments, the Company will not have sufficient cash to continue to fund the operations of the Company through June 30, 2013. These consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

In response to our Company’s cash needs, we raised additional bridge financing totaling $3,396,350 between January and September, 2012. Longer term, we anticipate that we will raise additional equity financing through the sale of shares of the Company’s common stock in order to finance our future investing and operating cash flow needs. However, there can be no assurance that such financings will be available on acceptable terms, or at all.

We anticipate, based on currently proposed plans and assumptions relating to our ability to market and sell our products, that our cash on hand will not satisfy, our operational and capital requirements for the next six months. Further, the operation of our business and our efforts to grow our business further both through acquisitions and organically will require significant cash outlays and commitments. The timing and amount of our cash needs may vary significantly depending on numerous factors. Our existing working capital is not sufficient to meet our cash requirements and we will need to seek additional capital, potentially through debt, or equity financings, to fund our growth.

Although we are actively pursuing financing opportunities, we may not be able to raise cash on terms acceptable to us or at all. There can be no assurance that we will be successful in obtaining additional funding. Financings, if available, may be on terms that are dilutive to our shareholders, and the prices at which new investors would be willing to purchase our securities may be lower than the current price of our ordinary shares. The holders of new securities may also receive rights, preferences or privileges that are senior to those of existing holders of our ordinary shares. If additional financing is not available or is not available on acceptable terms, we will have to curtail our operations in the short term.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Significant estimates used are those related to stock-based compensation, the valuation of the derivative liabilities, asset impairments, the valuation and useful lives of depreciable tangible and certain intangible assets, the fair value of common stock used in acquisitions of businesses, the fair value of assets and liabilities acquired in acquisitions of businesses, and the valuation allowance of deferred tax assets. Management believes that these estimates are reasonable; however, actual results may differ from these estimates.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Significant estimates used are those related to stock-based compensation, the valuation of the derivative liabilities, asset impairments, the valuation and useful lives of depreciable tangible and certain intangible assets, the fair value of common stock used in acquisitions of businesses, the fair value of assets and liabilities acquired in acquisitions of businesses, and the valuation allowance of deferred tax assets. Management believes that these estimates are reasonable; however, actual results may differ from these estimates.

Purchase Accounting

The Company accounts for acquisitions pursuant to Accounting Standards Codification (“ASC”) No. 805 “Business Combinations”. The Company records all acquired tangible and intangible assets and all assumed liabilities based upon their estimated fair values.

The Company accounts for acquisitions pursuant to Accounting Standards Codification (“ASC”) No. 805, Business Combinations. The Company records all acquired tangible and intangible assets and all assumed liabilities based upon their estimated fair values.

Cash

The Company minimizes its credit risk associated with cash by periodically evaluating the credit quality of its primary financial institution. The balance at times may exceed federally insured limits. The Company has not experienced any losses on such accounts. The Company’s cash balances at June 30, 2013 and December 31, 2012 were $4,998,148 and $363, respectively.

The Company minimizes its credit risk associated with cash by periodically evaluating the credit quality of its primary financial institution. The balance at times may exceed federally insured limits. The Company has not experienced any losses on such accounts. The Company’s cash balances at December 31, 2012 and 2011 were $363 and $369, respectively.

Fair Value of Financial Instruments

On January 1, 2011, the Company adopted guidance which defines fair value, establishes a framework for using fair value to measure financial assets and liabilities on a recurring basis, and expands disclosures about fair value measurements. Beginning on January 1, 2011, the Company also applied the guidance to non-financial assets and liabilities measured at fair value on a non-recurring basis, which includes goodwill and intangible assets. The guidance establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions of what market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the reliability of the inputs as follows:

Level 1 - Valuation is based upon unadjusted quoted market prices for identical assets or liabilities in active markets that the Company has the ability to access.

Level 2 -Valuation is based upon quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in inactive markets; or valuations based on models where the significant inputs are observable in the market.

Level 3 - Valuation is based on models where significant inputs are not observable. The unobservable inputs reflect the Company's own assumptions about the inputs that market participants would use.

The following table presents assets and liabilities that are measured and recognized at fair value as of June 30, 2013 on a recurring and non-recurring basis:

Description	Level 1	Level 2	Level 3	Gains (Losses)
Goodwill (non-recurring)	$-	$-	$4,213,699	$-
Intangibles, net (non-recurring)	$-	$-	$1,738,773	$-
Derivatives (recurring)	$-	$-	$209,089	$(3,813,598)
Earn-out payable (non-recurring)	$-	$-	$224,000	$-

The following table presents assets and liabilities that are measured and recognized at fair value as of December 31, 2012 on a recurring and non-recurring basis:

Description	Level 1	Level 2	Level 3	Gains (Losses)
Goodwill (non-recurring)	$-	$-	$2,259,624	$(742,446)
Intangibles, net (non-recurring)	$-	$-	$444,112	$(145,396)
Derivatives (recurring)	$-	$-	$3,074,504	$359,530

The Company recorded goodwill and intangible assets as a result of the acquisitions completed in 2011 and 2013.

These assets were valued with the assistance of a valuation consultant and consisted of Level 3 valuation techniques.

As of December 31, 2012, the Company recorded derivative liabilities as a result of: (i) the variable maturity conversion feature (“VMCO”) in its convertible notes payable; (ii) the additional security issuance feature (“ASID”) in its convertible notes payable notes, common stock and warrants; and (iii) warrants issued to non-employees that are treated as derivative liabilities. These liabilities were valued with the assistance of a valuation consultant and consisted of Level 3 valuation techniques. As of June 30, 2013, the only remaining derivative liability related to the common stock and warrants.

The Company’s financial instruments consist of cash, accounts receivable, accounts payable, accrued liabilities and notes payable. The estimated fair value of cash, accounts receivable, accounts payable and accrued liabilities approximate their carrying amounts due to the short-term nature of these instruments. The carrying value of notes payable also approximates fair value because their terms are similar to those in the lending market for comparable loans with comparable risks. None of these instruments are held for trading purposes.

On January 1, 2011, the Company adopted guidance which defines fair value, establishes a framework for using fair value to measure financial assets and liabilities on a recurring basis, and expands disclosures about fair value measurements. Beginning on January 1, 2011, the Company also applied the guidance to non-financial assets and liabilities measured at fair value on a non-recurring basis, which includes goodwill and intangible assets. The guidance establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions of what market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the reliability of the inputs as follows:

Level 1 - Valuation is based upon unadjusted quoted market prices for identical assets or liabilities in active markets that the Company has the ability to access.

Level 2 -Valuation is based upon quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in inactive markets; or valuations based on models where the significant inputs are observable in the market.

Level 3 - Valuation is based on models where significant inputs are not observable. The unobservable inputs reflect the Company's own assumptions about the inputs that market participants would use.

The following table presents assets and liabilities that are measured and recognized at fair value as of December 31, 2012 on a recurring and non-recurring basis:

Description	Level 1	Level 2	Level 3	Gains (Losses)
Goodwill (non-recurring)	$-	$-	$2,259,624	$(742,446)
Intangibles, net (non-recurring)	$-	$-	$444,112	$(145,396)
Derivatives (recurring)	$-	$-	$3,074,504	$359,530

The following table presents assets and liabilities that are measured and recognized at fair value as of December 31, 2011 on a recurring and non-recurring basis:

Description	Level 1	Level 2	Level 3	Gains (Losses)
Goodwill (non-recurring)	$-	$-	$3,002,070	$(10,435,170)
Intangibles, net (non-recurring)	$-	$-	$1,116,506	$(1,325,134)
Derivatives (recurring)	$-	$-	$1,573,859	$(1,234,145)

The Company recorded goodwill and intangible assets as a result of the business combinations that were completed during 2011 and that are discussed throughout this Form 10-K. These assets were valued with the assistance of a valuation consultant and consisted of Level 3 valuation techniques.

The Company recorded derivative liabilities as a result of: (i) the variable maturity conversion feature in its convertible notes payable; (ii) the additional security issuance feature in its convertible notes payable notes, common stock and warrants; and (iii) warrants issued to non-employees that are treated as derivative liabilities. These liabilities were valued with the assistance of a valuation consultant and consisted of Level 3 valuation techniques.

The Company’s financial instruments consist of cash, accounts receivable, accounts payable, accrued liabilities and notes payable. The estimated fair value of cash, accounts receivable, accounts payable and accrued liabilities approximate their carrying amounts due to the short-term nature of these instruments. The carrying value of notes payable also approximates fair value because their terms are similar to those in the lending market for comparable loans with comparable risks. None of these instruments are held for trading purposes.

Accounts Receivable

Accounts receivable are carried at their estimated collectible amounts. The Company grants unsecured credit to substantially all of its customers. Ongoing credit evaluations are performed and potential credit losses are charged to operations at the time the account receivable is estimated to be uncollectible. Since the Company cannot necessarily predict future changes in the financial stability of its customers, the Company cannot guarantee that its reserves will continue to be adequate.

From time to time, the Company may have a limited number of customers with individually large amounts due. Any unanticipated change in one of the customer’s credit worthiness could have a material effect on the results of operations in the period in which such changes or events occurred. As of June 30, 2013 and December 31, 2012, the Company recorded an allowance for doubtful accounts of $34,930 and $44,700, respectively.

As of June 30, 2013, two customers’ balances represented 49% of total accounts receivable. As of December 31, 2012, one customer’s balance represented and 43% of total accounts receivable.

Accounts receivable are carried at their estimated collectible amounts. The Company grants unsecured credit to substantially all of its customers. Ongoing credit evaluations are performed and potential credit losses are charged to operations at the time the account receivable is estimated to be uncollectible. Since the Company cannot necessarily predict future changes in the financial stability of its customers, the Company cannot guarantee that its reserves will continue to be adequate.

From time to time, the Company may have a limited number of customers with individually large amounts due. Any unanticipated change in one of the customer’s credit worthiness could have a material effect on the results of operations in the period in which such changes or events occurred. As of December 31, 2012 and 2011, the Company recorded an allowance for doubtful accounts of $44,700 and $18,050, respectively. As of December 31, 2012, the Company had one customer whose balance represented 43% of total accounts receivable. As of December 31, 2011, no single customer had a balance greater than 10%.

Factoring Agreement

In connection with a factoring agreement that the Company entered into in 2013, the Company transfers ownership of eligible accounts receivable with recourse to a third party purchaser in exchange for cash. The Company receives a percentage of the proceeds immediately upon sale of the account, and receives the remaining proceeds once the third party purchaser collects on the account. Proceeds from the transfer reflect the face value of the account less a discount. The discount is recorded as a loss in operations in the period of the sale.

Factoring discount fees, which increase based on the time frame of receivables outstanding, approximate 2% of the invoice amount, with the customer repaying the invoice within 90 days from the invoice date.

During the three months ended June 30, 2013, the Company sold $210,886 of trade accounts receivable, received cash proceeds of $239,918, and recorded fees and losses related to the sales of $4,419 in general and administrative expense in the consolidated statement of operations.

During the six months ended June 30, 2013, the Company sold $501,463 of trade accounts receivable, received cash proceeds of $476,927, and recorded fees and losses related to the sales of $10,054 in general and administrative expense in the consolidated statement of operations.

At June 30, 2013, the third party purchaser owed the Company $14,482 which is recorded in other current assets.

Equipment

Equipment, which is recorded at cost, consists primarily of computer equipment and is depreciated using the straight-line method over the estimated useful lives of the related assets (generally five years or less). Costs incurred for maintenance and repairs are expensed as incurred and expenditures for major replacements and improvements are capitalized and depreciated over their estimated remaining useful lives.

Depreciation expense for the three months ended June 30, 2013 and 2012 was $1,934 and $6,766, respectively. Depreciation expense for the six months ended June 30, 2013 and 2012 was $3,790 and $13,384, respectively. Accumulated depreciation amounts are noted in the table below.

Net property and equipment were as follows:

	June 30, 2013	December 31, 2012
Equipment	$158,515	$155,716
Furniture and Fixtures	14,569	14,569
Subtotal	173,084	170,285
Less accumulated depreciation	(159,964)	(156,174)
Total	$13,120	$14,111

Equipment, which is recorded at cost, consists primarily of computer equipment and is depreciated using the straight-line method over the estimated useful lives of the related assets (generally five years or less). Costs incurred for maintenance and repairs are expensed as incurred and expenditures for major replacements and improvements are capitalized and depreciated over their estimated remaining useful lives. Depreciation expense for the years ended December 31, 2012 and 2011 was $22,153 and $19,712, respectively. Accumulated depreciation for the Company’s equipment at December 31, 2012 and 2011 totaled $156,174 and $134,810, respectively.

Net property and equipment were as follows:

	December 31, 2012	December 31, 2011
Equipment	$155,716	$146,872
Furniture and Fixtures	14,569	13,254
Subtotal	170,285	160,126

Less accumulated depreciation	(156,174)	(134,810)
Total	$14,111	$25,316

Goodwill and Other Intangible Assets

In 2011, the Company completed three acquisitions which resulted in the recording of goodwill and other intangible assets; and the Company capitalized patent costs related to its acquisition of U.S. Patent Number 6,788,769 from eMediacy, Inc.

During the six months ended June 30, 2013, the Company completed two acquisitions which resulted in the recording of goodwill and other intangible assets. See Note 3.

The Company periodically reviews the carrying value of intangible assets not subject to amortization, including goodwill, to determine whether impairment may exist. Goodwill and certain intangible assets are assessed annually, or when certain triggering events occur, for impairment using fair value measurement techniques. These events could include a significant change in the business climate, legal factors, a decline in operating performance, competition, sale or disposition of a significant portion of the business, or other factors. Specifically, goodwill impairment is determined using a two-step process. The first step of the goodwill impairment test is used to identify potential impairment by comparing the fair value of a reporting unit with its carrying amount, including goodwill. The Company uses Level 3 inputs and a discounted cash flow methodology to estimate the fair value of a reporting unit. A discounted cash flow analysis requires one to make various judgmental assumptions including assumptions about future cash flows, growth rates, and discount rates. The assumptions about future cash flows and growth rates are based on the Company’s budget and long-term plans. Discount rate assumptions are based on an assessment of the risk inherent in the respective reporting units. If the fair value of a reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not impaired and the second step of the impairment test is unnecessary. If the carrying amount of a reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed to measure the amount of impairment loss, if any. The second step of the goodwill impairment test compares the implied fair value of the reporting unit’s goodwill with the carrying amount of that goodwill. If the carrying amount of the reporting unit’s goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized in an amount equal to that excess. The implied fair value of goodwill is determined in the same manner as the amount of goodwill recognized in a business combination. That is, the fair value of the reporting unit is allocated to all of the assets and liabilities of that unit (including any unrecognized intangible assets) as if the reporting unit had been acquired in a business combination and the fair value of the reporting unit was the purchase price paid to acquire the reporting unit.

The Company’s evaluation of goodwill completed during the year ended December 31, 2012 resulted in an impairment charge of $742,446, related to its three acquisitions during 2011.

As of June 30, 2013 and December 31, 2012, amortizable intangible assets consist of patents, trademarks, customer contracts, customer and merchant relationships, trade name, acquired technology, and non-compete agreements. These intangibles are being amortized on a straight line basis over their estimated useful lives of one to twenty years.

During the year ended December 31, 2012 the Company recognized an impairment charge of $145,396 related to the intangible assets acquired in its three acquisitions during 2011.

During the year ended December 31, 2011, the Company completed the three acquisitions discussed in Note 3 which resulted in the recording of goodwill and other intangible assets.

Also during the year ended December 31, 2011, the Company capitalized $85,000 related to its acquisition of U.S. Patent Number 6,788,769 from eMediacy, Inc. for cash and 14,286 shares of common stock, and costs incurred to prosecute other patent applications. The Company is amortizing the costs on a straight-line basis over an estimated useful life of twenty years.

The Company periodically reviews the carrying value of intangible assets not subject to amortization, including goodwill, to determine whether impairment may exist. Goodwill and certain intangible assets are assessed annually, or when certain triggering events occur, for impairment using fair value measurement techniques. These events could include a significant change in the business climate, legal factors, a decline in operating performance, competition, sale or disposition of a significant portion of the business, or other factors. Specifically, goodwill impairment is determined using a two-step process. The first step of the goodwill impairment test is used to identify potential impairment by comparing the fair value of a reporting unit with its carrying amount, including goodwill. The Company uses Level 3 inputs and a discounted cash flow methodology to estimate the fair value of a reporting unit. A discounted cash flow analysis requires one to make various judgmental assumptions including assumptions about future cash flows, growth rates, and discount rates. The assumptions about future cash flows and growth rates are based on the Company’s budget and long-term plans. Discount rate assumptions are based on an assessment of the risk inherent in the respective reporting units. If the fair value of a reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not impaired and the second step of the impairment test is unnecessary. If the carrying amount of a reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed to measure the amount of impairment loss, if any. The second step of the goodwill impairment test compares the implied fair value of the reporting unit’s goodwill with the carrying amount of that goodwill. If the carrying amount of the reporting unit’s goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized in an amount equal to that excess. The implied fair value of goodwill is determined in the same manner as the amount of goodwill recognized in a business combination. That is, the fair value of the reporting unit is allocated to all of the assets and liabilities of that unit (including any unrecognized intangible assets) as if the reporting unit had been acquired in a business combination and the fair value of the reporting unit was the purchase price paid to acquire the reporting unit.

The Company’s evaluation of goodwill completed during the years ended December 31, 2012 and 2011 resulted in impairment charges of $742,446 and $10,435,170, respectively, related to its three acquisitions during 2011.

As of December 31, 2012 and 2011, amortizable intangible assets consist of patents, trademarks, customer contracts, customer relationships, trade name, acquired technology, and non-compete agreements. These intangibles are being amortized on a straight line basis over their estimated useful lives of one to twenty years. During the years ended December 31, 2012 and 2011, the Company recorded amortization expense for the intangible assets of $526,997 and $724,375, respectively.

During the years ended December 31, 2012 and 2011, the Company recognized impairment charges of $145,396 and $1,325,134, respectively, related to the intangible assets acquired in its three acquisitions during 2011.

Impairment of Long-Lived Assets

The Company has adopted Accounting Standards Codification subtopic 360-10, “Property, Plant and Equipment” ("ASC 360-10"). ASC 360-10 requires that long-lived assets and certain identifiable intangibles held and used by the Company be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Company evaluates its long-lived assets for impairment annually or more often if events and circumstances warrant. Events relating to recoverability may include significant unfavorable changes in business conditions, recurring losses or a forecasted inability to achieve break-even operating results over an extended period. The Company evaluates the recoverability of long-lived assets based upon forecasted undiscounted cash flows. Should impairment in value be indicated, the carrying value of intangible assets will be adjusted, based on estimates of future discounted cash flows resulting from the use and ultimate disposition of the asset. ASC 360-10 also requires that those assets to be disposed of are reported at the lower of the carrying amount or the fair value less costs to sell.

The Company has adopted Accounting Standards Codification subtopic 360-10, Property, Plant and Equipment ("ASC 360-10"). ASC 360-10 requires that long-lived assets and certain identifiable intangibles held and used by the Company be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Company evaluates its long-lived assets for impairment annually or more often if events and circumstances warrant. Events relating to recoverability may include significant unfavorable changes in business conditions, recurring losses or a forecasted inability to achieve break-even operating results over an extended period. The Company evaluates the recoverability of long-lived assets based upon forecasted undiscounted cash flows. Should impairment in value be indicated, the carrying value of intangible assets will be adjusted, based on estimates of future discounted cash flows resulting from the use and ultimate disposition of the asset. ASC 360-10 also requires that those assets to be disposed of are reported at the lower of the carrying amount or the fair value less costs to sell.

Derivative Financial Instruments

The Company does not use derivative instruments to hedge exposures to cash flow, market or foreign currency risks.

The Company reviews the terms of the common stock, warrants and convertible debt it issues to determine whether there are embedded derivative instruments, including embedded conversion options, which are required to be bifurcated and accounted for separately as derivative financial instruments. In circumstances where the host instrument contains more than one embedded derivative instrument, including the conversion option, that is required to be bifurcated, the bifurcated derivative instruments are accounted for as a single, compound derivative instrument.

Bifurcated embedded derivatives are initially recorded at fair value and are then revalued at each reporting date with changes in the fair value reported as non-operating income or expense. When the equity or convertible debt instruments contain embedded derivative instruments that are to be bifurcated and accounted for as liabilities, the total proceeds received are first allocated to the fair value of all the bifurcated derivative instruments. The remaining proceeds, if any, are then allocated to the host instruments themselves, usually resulting in those instruments being recorded at a discount from their face value.

The fair value of the derivatives is estimated using a Monte Carlo simulation model. The model utilizes a series of inputs and assumptions to arrive at a fair value at the date of inception and each reporting period. Some of the key assumptions include the likelihood of future financing, stock price volatility, and discount rates.

See Note 5 for detailed information on the Company’s derivative liabilities.

The Company does not use derivative instruments to hedge exposures to cash flow, market or foreign currency risks.

The Company reviews the terms of the common stock, warrants and convertible debt it issues to determine whether there are embedded derivative instruments, including embedded conversion options, which are required to be bifurcated and accounted for separately as derivative financial instruments. In circumstances where the host instrument contains more than one embedded derivative instrument, including the conversion option, that is required to be bifurcated, the bifurcated derivative instruments are accounted for as a single, compound derivative instrument.

Bifurcated embedded derivatives are initially recorded at fair value and are then revalued at each reporting date with changes in the fair value reported as non-operating income or expense. When the equity or convertible debt instruments contain embedded derivative instruments that are to be bifurcated and accounted for as liabilities, the total proceeds received are first allocated to the fair value of all the bifurcated derivative instruments. The remaining proceeds, if any, are then allocated to the host instruments themselves, usually resulting in those instruments being recorded at a discount from their face value.

The discount from the face value of the convertible debt, together with the stated interest on the instrument, is amortized over the life of the instrument through periodic charges to interest expense, using the effective interest method.

The fair value of the derivatives is estimated using a Monte Carlo simulation model. The model utilizes a series of inputs and assumptions to arrive at a fair value at the date of inception and each reporting period. Some of the key assumptions include the likelihood of future financing, stock price volatility, and discount rates.

See Note 5 for detailed information on the Company’s derivative liabilities.

Revenue Recognition

The Company’s “C4” Mobile Marketing and Customer Relationship Management (CRM) and Txtstation Control Center platforms are hosted solutions. The Company generates revenue from licensing its software to clients in its software as a service (SaaS) model, per-message and per-minute transactional fees, and customized professional services. The Company recognizes license fees over the period of the contract, service fees as the services are performed, and per-message or per-minute transaction revenue when the transaction takes place. The Company recognizes revenue at the time that the services are rendered, the selling price is fixed, and collection is reasonably assured, provided no significant obligations remain. The Company considers authoritative guidance on multiple deliverables in determining whether each deliverable represents a separate unit of accounting. As for the Mobivity and Boomtext platforms, which are both hosted solutions, revenue is principally derived from subscription fees from customers. The subscription fee is billed on a month to month basis with no contractual term and is collected by credit card for Mobivity and collected by cash and credit card for Boomtext. Revenue is recognized at the time that the services are rendered and the selling price is fixed with a set range of plans. Cash received in advance of the performance of services is recorded as deferred revenue.

The company generates revenue from the Stampt App through customer agreements with business owners.  Revenue is principally derived from monthly subscription fees which provide a license for unlimited use of the Stampt App by the business owner and their customers.  The subscription fee is billed each month to the business owner.  There are no setup fees and revenue is recognized monthly as the subscription revenues are billed.  There are no per-minute or transaction fees associated with the Stampt App.

As of December 31, 2012, deferred revenues from a related party totaled $35,262. This party ceased being a related party in June 2013. The Company recognized deferred revenue from this related party during the three months ended June 30, 2013 and 2012 totaling $-0- and $51,000, respectively. The Company recognized deferred revenue from this related party during the six months ended June 30, 2013 and 2012 totaling $-0- and $84,000, respectively.

As of June 30, 2013 and December 31, 2012, deferred revenues from third parties totaled $300,324 and $164,631, respectively.

During the three months ended June 30, 2013, one customer accounted for 30% of our revenues. During the six months ended June 30, 2013, one customer accounted for 30% of our revenues. No such concentrations existed in 2012.

The Company’s “C4” Mobile Marketing and Customer Relationship Management (CRM) platform is a hosted solution, as is the newly acquired Txtstation Control Center platform. The Company generates revenue from licensing its software to clients in its software as a service (SaaS) model, per-message and per-minute transactional fees, and customized professional services. The Company recognizes license fees over the period of the contract, service fees as the services are performed, and per-message or per-minute transaction revenue when the transaction takes place. The Company recognizes revenue at the time that the services are rendered, the selling price is fixed, and collection is reasonably assured, provided no significant obligations remain. The Company considers authoritative guidance on multiple deliverables in determining whether each deliverable represents a separate unit of accounting. As for the newly acquired Mobivity and Boomtext platforms, which are both hosted solutions, revenue is principally derived from subscription fees from customers. The subscription fee is billed on a month to month basis with no contractual term and is collected by credit card for Mobivity and collected by cash and credit card for Boomtext. Revenue is recognized at the time that the services are rendered and the selling price is fixed with a set range of plans. Cash received in advance of the performance of services is recorded as deferred revenue.

As of December 31, 2012 and 2011, deferred revenues from related parties totaled $35,262 and $200,000 respectively. The Company recognized deferred revenue from related parties during the year ended December 31, 2012 totaling $164,738 and did not recognize any deferred revenue from related parties during the year ended December 31, 2011. As of December 31, 2012 and 2011, deferred revenues from third parties totaled $164,631 and $109,063, respectively.

During the year ended December 31, 2012, one customer accounted for 14.4% of our revenues.  No single customer accounted for more than 10% of our revenues during the year ended December 31, 2011.

Stock-based Compensation

The Company accounts for stock-based compensation in accordance with Financial Accounting Standards Board (“FASB”) ASC Topic 718 Stock Compensation, which establishes accounting for equity instruments exchanged for employee services. Under such provisions, stock-based compensation cost is measured at the grant date, based on the calculated fair value of the award, and is recognized as an expense, under the straight-line method, over the employee’s requisite service period (generally the vesting period of the equity grant). In accordance with ASC 718, the Company estimates forfeitures at the time of grant and revises the estimates if necessary, if actual forfeiture rates differ from those estimates. Stock options issued to employees are accounted for at their estimated fair value determined using the Black-Scholes option-pricing model.

The Company recorded employee stock based compensation for the three months ended June 30, 2013 and 2012 of $1,184,045 and $95,568, respectively.

The Company recorded employee stock based compensation for the six months ended June 30, 2013 and 2012 of $1,277,794 and $210,429, respectively.

The Company accounts for equity instruments, including restricted stock or stock warrants, issued to non-employees in accordance with authoritative guidance for equity based payments to non-employees. Stock warrants issued to non-employees are accounted for as derivative liabilities at their estimated fair value determined using a Monte Carlo simulation. At the date of issuance, the fair value of the stock warrants is expensed to change in fair value of derivative liabilities. The fair value of options granted to non-employees is re-measured as they vest, and the resulting change in value, if any, is recognized as change in fair value of derivative liabilities during the period the related services are rendered. Restricted stock issued to non-employees is accounted for at its estimated fair value as it vests. See Note 5.

The Company accounts for stock-based compensation in accordance with Financial Accounting Standards Board (“FASB”) ASC Topic 718 Stock Compensation, which establishes accounting for equity instruments exchanged for employee services. Under such provisions, stock-based compensation cost is measured at the grant date, based on the calculated fair value of the award, and is recognized as an expense, under the straight-line method, over the employee’s requisite service period (generally the vesting period of the equity grant). In accordance with ASC 718, the Company estimates forfeitures at the time of grant and revises the estimates if necessary, if actual forfeiture rates differ from those estimates. Stock options issued to employees are accounted for at their estimated fair value determined using the Black-Scholes option-pricing model. The Company recorded employee stock based compensation for the years ended December 31, 2012 and 2011 of $391,410 and $416,012, respectively.

The Company accounts for equity instruments, including restricted stock or stock warrants, issued to non-employees in accordance with authoritative guidance for equity based payments to non-employees. Stock warrants issued to non-employees are accounted for as derivative liabilities at their estimated fair value determined using a Monte Carlo simulation. At the date of issuance, the fair value of the stock warrants is expensed to change in fair value of derivative liabilities. The fair value of options granted to non-employees is re-measured as they vest, and the resulting change in value, if any, is recognized as change in fair value of derivative liabilities during the period the related services are rendered. Restricted stock issued to non-employees is accounted for at its estimated fair value as it vests.

Long Term Accounts Payable

As of December 31, 2011, the Company recorded amounts pertaining to payments made prior to the acquisition of Boomtext as well as amounts due to it from the sellers of Boomtext in accounts that are included in Other Assets and Long Term Accounts Payable. The amount recorded as a receivable from the sellers of Boomtext totaled $148,930, and the amount due to these sellers totaled $125,846 at December 31, 2011.

As of December 31, 2012, these amounts have been reclassified to Other Current Assets and Other Current Liabilities, since these balances will be settled in March of 2013 when the Earn-out payable to Boomtext is paid. The amount recorded as a receivable from the sellers of Boomtext totaled $153,317 and the amount due to these sellers totaled $137,638 at December 31, 2012.

Income Taxes

The Company accounts for income taxes in accordance with ASC Topic 740, Income Taxes. Deferred tax assets and liabilities arise from temporary differences between the tax bases of assets and liabilities and their reported amounts in the financial statements that will result in taxable or deductible amounts in future years.

Management evaluates the available evidence about future taxable income and other possible sources of realization of deferred tax assets. The valuation allowance reduces deferred tax assets to an amount that represents management’s best estimate of the amount of such deferred tax assets that more likely than not will be realized.

The Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax positions will be sustained on examination by the tax authorities, based on the technical merits of the position. The tax benefit is measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. The Company recognizes interest and penalties related to income tax matters in income tax expense.

Comprehensive Income (Loss)

Comprehensive income (loss) is defined as the change in equity during a period from transactions and other events and circumstances from non-owner sources. The Company is required to record all components of comprehensive income (loss) in the consolidated financial statements in the period in which they are recognized. Net income (loss) and other comprehensive income (loss), including foreign currency translation adjustments and unrealized gains and losses on investments, are reported, net of their related tax effect, to arrive at comprehensive income (loss). For the three month and six month periods ended June 30, 2013 and 2012, the comprehensive loss was equal to the net loss.

Comprehensive income (loss) is defined as the change in equity during a period from transactions and other events and circumstances from non-owner sources. The Company is required to record all components of comprehensive income (loss) in the consolidated financial statements in the period in which they are recognized. Net income (loss) and other comprehensive income (loss), including foreign currency translation adjustments and unrealized gains and losses on investments, are reported, net of their related tax effect, to arrive at comprehensive income (loss). For the years ended December 31, 2012 and 2011, the comprehensive loss was equal to the net loss.

Net Loss Per Common Share

Net loss per share is presented as both basic and diluted net loss per share. Basic net loss per share excludes any dilutive effects of options, shares subject to repurchase and warrants. Diluted net loss per share includes the impact of potentially dilutive securities. During the three month and six month periods ended June 30, 2013 and 2012, the Company had securities outstanding which could potentially dilute basic earnings per share in the future, but were excluded from the computation of diluted net loss per share, as their effect would have been anti-dilutive.

Net loss per share is presented as both basic and diluted net loss per share. Basic net loss per share excludes any dilutive effects of options, shares subject to repurchase and warrants. Diluted net loss per share includes the impact of potentially dilutive securities. During 2012 and 2011, the Company had securities outstanding which could potentially dilute basic earnings per share in the future, but were excluded from the computation of diluted net loss per share, as their effect would have been anti-dilutive. These outstanding securities are noted in the table below. In addition, see potential issuances associated with warrants and convertible notes payable in Notes 5 and 6.

	December 31, 2012	December 31, 2011

Outstanding employee options	1,955,000	1,610,000
Outstanding non-employee warrants	905,000	905,000
Outstanding PIPE warrants	842,184	842,184
	3,702,184	3,357,184

Reclassifications	Certain amounts from prior periods have been reclassified to conform to the current period presentation.	Certain amounts from prior periods have been reclassified to conform to the current period presentation.
Recent Accounting Pronouncements

In 2013, the Financial Accounting Standards Board ("FASB") issued new accounting guidance clarifying the accounting for the release of cumulative translation adjustment into net income when a parent either sells a part or all of its investment in a foreign entity or no longer holds a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business within a foreign entity.  The new standard is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2013. We do not anticipate that this adoption will have a significant impact on our financial position, results of operations, or cash flows.

In 2013, FASB issued new accounting guidance clarifying the accounting for obligations resulting from joint and several liability arrangements for which the total amount under the arrangement is fixed at the reporting date. The new standard is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2013. We do not anticipate that this adoption will have a significant impact on our financial position, results of operations, or cash flows.

In February 2013, the FASB issued ASU No. 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, to improve the transparency of reporting these reclassifications. Other comprehensive income includes gains and losses that are initially excluded from net income for an accounting period. Those gains and losses are later reclassified out of accumulated other comprehensive income into net income. The amendments in the ASU do not change the current requirements for reporting net income or other comprehensive income in financial statements. All of the information that this ASU requires already is required to be disclosed elsewhere in the financial statements under U.S. GAAP. The new amendments will require an organization to:

-Present (either on the face of the statement where net income is presented or in the notes) the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income - but only if the item reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period; and

-Cross-reference to other disclosures currently required under U.S. GAAP for other reclassification items (that are not required under U.S. GAAP) to be reclassified directly to net income in their entirety in the same reporting period. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is initially transferred to a balance sheet account (e.g., inventory for pension-related amounts) instead of directly to income or expense.

The amendments apply to all public and private companies that report items of other comprehensive income. Public companies are required to comply with these amendments for all reporting periods (interim and annual). The amendments are effective for reporting periods beginning after December 15, 2012, for public companies. Early adoption is permitted. The adoption of ASU No. 2013-02 is not expected to have a material impact on our financial position or results of operations.

In January 2013, the FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which clarifies which instruments and transactions are subject to the offsetting disclosure requirements originally established by ASU 2011-11. The new ASU addresses preparer concerns that the scope of the disclosure requirements under ASU 2011-11 was overly broad and imposed unintended costs that were not commensurate with estimated benefits to financial statement users. In choosing to narrow the scope of the offsetting disclosures, the Board determined that it could make them more operable and cost effective for preparers while still giving financial statement users sufficient information to analyze the most significant presentation differences between financial statements prepared in accordance with U.S. GAAP and those prepared under IFRSs. Like ASU 2011-11, the amendments in this update will be effective for fiscal periods beginning on, or after January 1, 2013. The adoption of ASU 2013-01 is not expected to have a material impact on our financial position or results of operations.

In October 2012, the FASB issued ASU 2012-04, “Technical Corrections and Improvements” in Accounting Standards Update No. 2012-04. The amendments in this update cover a wide range of Topics in the Accounting Standards Codification. These amendments include technical corrections and improvements to the Accounting Standards Codification and conforming amendments related to fair value measurements. The amendments in this update will be effective for fiscal periods beginning after December 15, 2012. The adoption of ASU 2012-04 is not expected to have a material impact on our financial position or results of operations.

In August 2012, the FASB issued ASU 2012-03, “Technical Amendments and Corrections to SEC Sections: Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin (“SAB”) No. 114, Technical Amendments Pursuant to SEC Release No. 33-9250, and Corrections Related to FASB Accounting Standards Update 2010-22 (SEC Update)” in Accounting Standards Update No. 2012-03. This update amends various SEC paragraphs pursuant to the issuance of SAB No. 114. The adoption of ASU 2012-03 is not expected to have a material impact on our financial position or results of operations.

In July 2012, the FASB issued ASU 2012-02, “Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment” in ASU No. 2012-02. This update amends ASU 2011-08, Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment and permits an entity first to assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test in accordance with Subtopic 350-30, Intangibles - Goodwill and Other - General Intangibles Other than Goodwill. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. The adoption of ASU 2012-02 is not expected to have a material impact on our financial position or results of operations.

Accounting standards promulgated by the FASB are subject to change. Changes in such standards may have an impact on the Company’s future financial statements. The following are a summary of recent accounting developments.

In October 2012, the FASB issued Accounting Standards Update (ASU) 2012-04, “Technical Corrections and Improvements” in Accounting Standards Update No. 2012-04. The amendments in this update cover a wide range of Topics in the Accounting Standards Codification. These amendments include technical corrections and improvements to the Accounting Standards Codification and conforming amendments related to fair value measurements. The amendments in this update will be effective for fiscal periods beginning after December 15, 2012. The adoption of ASU 2012-04 is not expected to have a material impact on our financial position or results of operations.

In August 2012, the FASB issued ASU 2012-03, “Technical Amendments and Corrections to SEC Sections: Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin (SAB) No. 114, Technical Amendments Pursuant to SEC Release No. 33-9250, and Corrections Related to FASB Accounting Standards Update 2010-22 (SEC Update)” in Accounting Standards Update No. 2012-03. This update amends various SEC paragraphs pursuant to the issuance of SAB No. 114. The adoption of ASU 2012-03 is not expected to have a material impact on our financial position or results of operations.

In July 2012, the FASB issued ASU 2012-02, "Testing Indefinite-Lived Intangible Assets for Impairment" in Accounting Standards Update No.  2012-02. ASU 2012-2 allows entities to use a qualitative approach to test indefinite-lived intangible assets for impairment. ASU No. 2012-02 permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of the indefinite-lived intangible asset is less than its carrying value. If it is concluded that this is the case, it is necessary to perform the currently prescribed quantitative impairment test. Otherwise, the quantitative impairment test is not required. ASU No. 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. The adoption of the provisions of ASU No. 2012-02 will not have a material impact on the Company's financial position or results of operations.

In December 2011, FASB issued ASU 2011-11, “Balance Sheet - Disclosures about Offsetting Assets and Liabilities” in Accounting Standards Update No. 2011-11. This update enhances disclosure requirements relating to the offsetting of assets and liabilities on an entity's balance sheet. The update requires enhanced disclosures regarding assets and liabilities that are presented net or gross in the statement of financial position when the right of offset exists, or that are subject to an enforceable master netting arrangement. The new disclosure requirements relating to this update are retrospective and effective for annual and interim periods beginning on or after January 1, 2013. The update only requires additional disclosures, as such; we do not expect that the adoption of this standard will have a material impact on our results of operations, cash flows or financial condition.

In September 2011, the FASB issued ASU No. 2011-08, “Intangibles – Goodwill and Other (Topic 350): Testing Goodwill for Impairment” in Accounting Standards Update No. 2011-08. The guidance in ASU 2011-08 is intended to reduce complexity and costs by allowing an entity the option to make a qualitative evaluation about the likelihood of goodwill impairment to determine whether it should calculate the fair value of a reporting unit. The amendments also improve previous guidance by expanding upon the examples of events and circumstances that an entity should consider between annual impairment tests in determining whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. Also, the amendments improve the examples of events and circumstances that an entity having a reporting unit with a zero or negative carrying amount should consider in determining whether to measure an impairment loss, if any, under the second step of the goodwill impairment test. The amendments in this ASU are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity’s financial statements for the most recent annual or interim period have not yet been issued. The adoption of this guidance is not expected to have a material impact on the Company’s financial position or results of operations.

In May 2011, the FASB issued ASU No. 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” in Accounting Standards Update No. 2011-04. This update clarifies the application of certain existing fair value measurement guidance and expands the disclosures for fair value measurements that are estimated using significant unobservable (Level 3) inputs. This update is effective on a prospective basis for annual and interim reporting periods beginning on or after December 15, 2011, which for the Company is January 1, 2012. The Company does not expect that adopting this update will have a material impact on its consolidated financial statements.

Nature of Operations and Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Nature Of Operations And Summary Of Significant Accounting Policies Tables
Fair Value of Financial Instruments, recurring and nonrecurring basis

The following table presents assets and liabilities that are measured and recognized at fair value as of June 30, 2013 on a recurring and non-recurring basis:

Description	Level 1	Level 2	Level 3	Gains (Losses)
Goodwill (non-recurring)	$-	$-	$4,213,699	$-
Intangibles, net (non-recurring)	$-	$-	$1,738,773	$-
Derivatives (recurring)	$-	$-	$209,089	$(3,813,598)
Earn-out payable (non-recurring)	$-	$-	$224,000	$-

The following table presents assets and liabilities that are measured and recognized at fair value as of December 31, 2012 on a recurring and non-recurring basis:

Description	Level 1	Level 2	Level 3	Gains (Losses)
Goodwill (non-recurring)	$-	$-	$2,259,624	$(742,446)
Intangibles, net (non-recurring)	$-	$-	$444,112	$(145,396)
Derivatives (recurring)	$-	$-	$3,074,504	$359,530

The following table presents assets and liabilities that are measured and recognized at fair value as of December 31, 2012 on a recurring and non-recurring basis:

Description	Level 1	Level 2	Level 3	Gains (Losses)
Goodwill (non-recurring)	$-	$-	$2,259,624	$(742,446)
Intangibles, net (non-recurring)	$-	$-	$444,112	$(145,396)
Derivatives (recurring)	$-	$-	$3,074,504	$359,530

The following table presents assets and liabilities that are measured and recognized at fair value as of December 31, 2011 on a recurring and non-recurring basis:

Description	Level 1	Level 2	Level 3	Gains (Losses)
Goodwill (non-recurring)	$-	$-	$3,002,070	$(10,435,170)
Intangibles, net (non-recurring)	$-	$-	$1,116,506	$(1,325,134)
Derivatives (recurring)	$-	$-	$1,573,859	$(1,234,145)

Equipment

Net property and equipment were as follows:

	June 30, 2013	December 31, 2012
Equipment	$158,515	$155,716
Furniture and Fixtures	14,569	14,569
Subtotal	173,084	170,285
Less accumulated depreciation	(159,964)	(156,174)
Total	$13,120	$14,111

Net property and equipment were as follows:

	December 31, 2012	December 31, 2011
Equipment	$155,716	$146,872
Furniture and Fixtures	14,569	13,254
Subtotal	170,285	160,126

Less accumulated depreciation	(156,174)	(134,810)
Total	$14,111	$25,316

Net Loss Per Common Share

These outstanding securities are noted in the table below. In addition, see potential issuances associated with warrants and convertible notes payable in Notes 5 and 6.

	December 31,2012	December 31, 2011

Outstanding employee options	1,955,000	1,610,000
Outstanding non-employee warrants	905,000	905,000
Outstanding PIPE warrants	842,184	842,184
	3,702,184	3,357,184

Acquisitions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Purchase price allocations Sequence and Front Door Insights

The allocation of the purchase price to the assets acquired based upon fair value determinations was as follows:

Merchant relationships	$181,000
Trade name	76,000
Developed technology	71,000
Goodwill	379,750
Total assets acquired	$707,750

The purchase price consisted of the following:

Cash	$300,000
Common stock	183,750
Earn-out payable	224,000
Total purchase price	$707,750

The allocation of the purchase price to assets and liabilities based upon fair value determinations was as follows:

Cash	$5,500
Accounts receivable	27,467
Contracts	813,000
Customer relationships	22,000
Developed technology	96,000
Non-compete agreement	124,000
Goodwill	1,574,325
Total assets acquired	2,662,292
Liabilities assumed	(162,886)
Net assets acquired	$2,499,406

The purchase price consists of the following:

Cash	$100,000
Promissory note, net	1,365,096
Common stock	1,034,310
Total purchase price	$2,499,406

Estimated Useful Lives of Acquired Intangibles

The estimated useful lives of the acquired intangibles are as follows:

	Useful Lives (Years)
	Txtstation	Mobivity	Boomtext

Customer contracts	5	n/a	n/a
Customer relationships	n/a	2	2
Trade name	1	5	1
Technology / IP	5	5	1
Non-compete	1.5	2	2
Goodwill	n/a	n/a	n/a

Pro Forma Information
Mobivity Holdings Corp.
Consolidated Statements of Operations
(Unaudited)
			Pro forma		Pro forma
	Mobivity	FDI	adjustments		combined
Revenues
Revenues	$2,113,603	$162,280	$-		$2,275,883
Cost of revenues	596,012	54,371	-		650,383
Gross margin	1,517,591	107,909	-		1,625,500

Operating expenses
General and administrative	1,320,323	71,720	-		1,392,043
Sales and marketing	1,798,341	4,888	229,258	(b)	2,032,487
Engineering, research, and development	251,239	87,994	-		339,233
Depreciation and amortization	92,129	-	68,469	(c)	160,598
Total operating expenses	3,462,032	164,602	297,727		3,924,361

Loss from operations	(1,944,441)	(56,693)	(297,727)		(2,298,861)

Other income/(expense)
Interest income	21	-	-		21
Interest expense	(6,346,553)	(6,785)	-		(6,353,338)
Change in fair value of derivative liabilities	(3,813,598)	-	-		(3,813,598)
Gain (loss) on adjustment in contingent consideration	(193,465)	-	-		(193,465)
Total other income/(expense)	(10,353,595)	(6,785)	-		(10,360,380)

Loss before income taxes	(12,298,036)	(63,478)	(297,727)		(12,659,241)

Income tax expense	-	-	-		-

Net loss	$(12,298,036)	$(63,478)	$(297,727)		$(12,659,241)

Net loss per share - basic and diluted	$(0.42)				$(0.37)

Weighted average number of shares
during the period - basic and diluted	29,224,981				34,630,537

Pro Forma Results of Operations for the Year ended December 31, 2012

	Mobivity	FDI	Pro forma adjustments		Pro forma combined
Revenues
Revenues	$4,079,745	$347,797	$-		$4,427,542
Cost of revenues	1,300,325	183,819	-		1,484,144
Gross margin	2,779,420	163,978	-		2,943,398

Operating expenses
General and administrative	2,984,531	155,568	-		3,140,099
Sales and marketing	1,562,520	45,292	1,541,050	(b)	3,148,862
Engineering, research, and development	562,459	199,953	-		762,412
Depreciation and amortization	549,151	-	178,509	(c)	727,660
Goodwill impairment	742,446	-	-		742,446
Intangible asset impairment	145,396	-	-		145,396
Total operating expenses	6,546,503	400,813	1,719,559		8,666,875

Loss from operations	(3,767,083)	(236,835)	(1,719,559)		(5,723,477)

Other income/(expense)
Interest income	2,833	-	-		2,833
Interest expense	(4,559,564)	(4,105)	(234,115)	(a)	(4,797,784)
Change in fair value of derivative liabilities	359,530	-	-		359,530
Gain on adjustment in contingent consideration	625,357	-	-		625,357
Total other income/(expense)	(3,571,844)	(4,105)	(234,115)		(3,810,064)

Loss before income taxes	(7,338,927)	(240,940)	(1,953,674)		(9,533,541)

Income tax expense	-	-	-		-

Net loss	$(7,338,927)	$(240,940)	$(1,953,674)		$(9,533,541)

Net loss per share - basic and diluted	$(0.32)				$(0.32)

Weighted average number of shares
during the period - basic and diluted	23,069,669				30,069,669

The unaudited pro forma condensed results of operations has been prepared for comparative purposes only and does not purport to be indicative of the actual operating results that would have been recorded had the acquisitions actually taken place on January 1, 2011 or 2010, and should not be taken as indicative of future consolidated operating results.

	Years ended December 31,
	2011	2010
Pro forma revenue	$3,678,963	$3,294,422
Pro forma net loss	$(16,688,474)	$(2,476,229)

TxtstationAcquisition [Member]
Allocation of the purchase price to assets and liabilities

Actual results of operations of Txtstation are included in the Company’s consolidated financial statements from the date of acquisition. The allocation of the purchase price to assets and liabilities based upon fair value determinations was as follows:

Current assets	$10,184
Equipment	31,230
Customer contracts	1,026,000
Trade name	36,000
Technology / IP	182,000
Non-compete	1,000
Goodwill	6,373,730
Assumed liabilities - deferred revenue	(20,000)
Total purchase price	$7,640,144

The consideration given consisted of the following:

Cash	$26,184
Present value of scheduled cash payments	241,960
Common stock	7,372,000
Total purchase price	$7,640,144

MobivityAcquisition [Member]
Allocation of the purchase price to assets and liabilities

Actual results of the operations acquired are included in the Company’s consolidated financial statements from the date of acquisition. The allocation of the purchase price to assets and liabilities based upon fair value determinations was as follows:

Customer relationships	$814,000
Trade name	65,000
Technology / IP	217,000
Non-compete	5,000
Goodwill	2,690,033
Total purchase price	$3,791,033

The consideration given consisted of the following:

Cash	$64,969
Subordinated secured note payable	606,064
Common stock	3,120,000
Total purchase price	$3,791,033

BoomTextAcquisition [Member]
Allocation of the purchase price to assets and liabilities

Actual results of the operations acquired are included in the Company’s consolidated financial statements from the date of acquisition. The allocation of the purchase price to assets and liabilities based upon fair value determinations was as follows:

Prepaid assets	$3,000
Customer relationships	592,000
Trade name	39,000
Technology / IP	59,000
Non-compete	10,000
Goodwill	4,373,477
Total purchase price	$5,076,477

The consideration given consisted of the following:

Cash	$120,514
Secured subordinated promissory note	175,000
Unsecured subordinated promissory note	182,460
Common stock	826,069
Earn-out payable	3,657,585
Liabilities assumed	114,849
Total purchase price	$5,076,477

Goodwill and Purchased Intangibles (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Goodwill And Purchased Intangibles Tables
Schedule of total purchased intangible assets

The following table presents details of the Company’s total purchased intangible assets as of June 30, 2013 and December 31, 2012:

	Balance at			Balance at
	December 31, 2012	Additions	Amortization	June 30, 2013
Patents and trademarks	$111,620	$-	$(4,199)	$107,421
Customer contracts	78,765	813,000	(25,164)	866,601
Customer and merchant relationships	29,056	203,000	(16,428)	215,628
Trade name	30,588	76,000	(6,413)	100,175
Acquired technology	193,458	167,000	(30,867)	329,591
Non-compete agreement	625	124,000	(5,268)	119,357
	$444,112	$1,383,000	$(88,339)	$1,738,773

Sequence, LLC:

	Fair value	Useful Lives
Merchant relationships	$181,000	12 years
Trade name	76,000	5 years
Developed technology	71,000	5 years

Front Door Insights LLC:

	Fair value	Useful Lives
Contracts	813,000	7 years
Customer relationships	22,000	12 years
Developed technology	96,000	5 years
Non-compete agreement	124,000	3 years

The following table presents details of the Company’s total purchased intangible assets as of December 31, 2012:

	Balance at			Balance at
	December 31, 2011	Amortization	Impairment	December 31, 2012
Patents and trademarks	$120,016	$(8,396)	$-	$111,620
Customer contracts	103,000	(24,235)	-	78,765
Customer relationships	496,999	(349,094)	(118,849)	29,056
Trade name	70,750	(40,162)	-	30,588
Technology / IP	322,116	(102,111)	(26,547)	193,458
Non-compete	3,625	(3,000)	-	625
	$1,116,506	$(526,998)	$(145,396)	$444,112

The following table presents details of the Company’s total purchased intangible assets as of December 31, 2011:

	Balance at				Balance at
	December 31, 2010	Additions	Amortization	Impairment	December 31, 2011
Patents and trademarks	$-	$127,000	$(6,984)	-	$120,016
Customer contracts	-	1,026,000	(153,900)	(769,100)	103,000
Customer relationships	-	1,406,000	(428,584)	(480,417)	496,999
Trade name	-	140,000	(53,000)	(16,250)	70,750
Technology / IP	-	458,000	(84,434)	(51,450)	322,116
Non-compete	-	16,000	(4,458)	(7,917)	3,625
	$-	$3,173,000	$(731,360)	$(1,325,134)	$1,116,506

Future amortization expense of purchased intangible

The estimated future amortization expense of purchased intangible assets as of June 30, 2013 is as follows:

Year ending December 31,	Amount
2013	$174,162
2014	319,268
2015	319,268
2016	245,283
2017	190,064
Thereafter	490,728

The estimated future amortization expense of purchased intangible assets as of December 31, 2012 is as follows:

Year ending December 31,	Amount
2013	$125,956
2014	96,275
2015	96,275
2016	47,570
2017	8,396
Thereafter	69,640
$444,112

Derivative Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Liabilities Tables
Derivative liabilities by instrument type

The following table presents the derivative liabilities by instrument type as of December 31, 2012 and 2011:

Derivative Value by Instrument Type	December 31, 2012	December 31, 2011

Convertible Bridge Notes	$2,850,085	$747,424
Common Stock and Warrants	129,378	826,435
Non-employee Warrants	95,041	-
	$3,074,504	$1,573,859

Derivative Liabilities

The following table presents details of the Company’s derivative liabilities as of December 31, 2012 and 2011:

Total
Balance December 31, 2010	$334,478
Issuances in derivative value due to new security issuances of notes	149,197
Issuances in derivative value due to new security issuances of common stock and warrants	1,185,150
Conversion of bridge notes into common stock and warrants	(143,961)
Change in fair market value of derivative liabilities	48,995
Balance December 31, 2011	1,573,859
Issuances in derivative value due to new security issuances of notes	5,352,404
Issuances in derivative value due to allonges	118,633
Issuances in derivative value due to vesting of non-employee warrants	485,700
Adjustment to derivative liability due to debt repayment	(129,139)
Adjustment to derivative liability due to debt conversion	(3,361,772)
Adjustment to derivative liability due to warrant cancellation	(1,318)
Change in fair market value of derivative liabilities	(963,863)
Balance December 31, 2012	$3,074,504

Bridge Financing, Notes Payable, Accrued Interest and Cash Payment Obligation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Forfeiture rate
Schedule of outstanding new Bridge Notes
	June 30, 2013	December 31, 2012
Bridge notes payable	$-	$4,342,418
Less unamortized discounts:
VMCO	-	(481,390)
ASID	-	(1,003,359)
Bridge notes payable, net of discounts	$-	$2,857,669

The following table summarizes information relative to the outstanding new Bridge Notes at December 31, 2012 and 2011:

	December 31, 2012	December 31, 2011
Bridge notes payable	$4,342,418	$1,062,500
Less unamortized discounts:
Variable maturity discount	(481,390)	(12,031)
Warrant discount	(1,003,359)	(47,739)
Bridge notes payable, net of discounts	$2,857,669	$1,002,730

Company's discounts to its Bridge Notes

The following table presents details of the Company’s discounts to its Bridge Notes from December 31, 2011 to June 30, 2013:

	VMCO	ASID	Total
December 31, 2011	$(12,031)	$(47,739)	$(59,770)
Additions	(1,409,797)	(3,942,607)	(5,352,404)
Amortization	940,438	2,986,987	3,927,425
December 31, 2012	(481,390)	(1,003,359)	(1,484,749)
Additions	(1,936,191)	(2,678,523)	(4,614,714)
Amortization	2,417,581	3,681,882	6,099,463
June 30, 2013	$-	$-	$-

The following table presents details of the Company’s discounts to its Bridge Notes from December 31, 2010 to December 31, 2012:

	VMCO	ASID	Total
December 31, 2010	$(1,569)	$(267,259)	$(268,828)
Additions	(30,276)	(118,920)	(149,196)
Amortization	19,814	338,440	358,254
December 31, 2011	(12,031)	(47,739)	(59,770)
Additions	(1,409,797)	(3,942,607)	(5,352,404)
Amortization	940,438	2,986,987	3,927,425
December 31, 2012	$(481,390)	$(1,003,359)	$(1,484,749)

Summary of Notes Payable and Accrued Interest

The following table summarizes the Company’s notes payable and accrued interest as of June 30, 2013 and December 31, 2012:

	Notes Payable		Accrued Interest
	June 30, 2013	December 31, 2012	June 30, 2013	December 31, 2012
Bridge notes, net, as discussed above	$-	$2,857,669	$95,404	$261,213

Convertible notes payable, net of discounts	-	2,857,669	95,404	261,213

Unsecured (as amended) note payable due to our Company’s former Chief Executive Officer, interest accrues at the rate of 9% compounded annually, all amounts due and payable December 31, 2008. Currently past due.	20,000	20,000	15,310	13,775

Note payable due to a trust, interest accrues at the rate of 10% per annum, all amounts due and payable December 31, 2006. The Company is negotiating the terms of this note.	-	51,984	-	24,297

Digimark, LLC subordinated promissory note, net, as discussed above.	-	100,000	-	22,083

Notes payable	20,000	171,984	15,310	60,155

Totals	$20,000	$3,029,653	$110,714	$321,368

The following table summarizes the Company’s notes payable and accrued interest as of December 31, 2012 and 2011:

	Notes Payable		Accrued Interest
	12/31/2012	12/31/2011	12/31/2012	12/31/2011
Bridge notes, net, as discussed above	$2,857,669	$1,002,730	$261,213	$95,823

Convertible notes payable, net of discounts	2,857,669	1,002,730	261,213	95,823

Mobivity note, as discussed above	-	310,135	-	-

Unsecured (as amended) note payable due to our Company’s former Chief Executive Officer, interest accrues at the rate of 9% compounded annually, all amounts due and payable December 31, 2008, See Note 12. Currently past due.	20,000	20,000	13,775	10,871

Note payable due to a trust, interest accrues at the rate of 10% per annum, all amounts due and payable December 31, 2006. Currently past due.	51,984	51,984	24,297	19,084

Digimark, LLC secured subordinated promissory note, as discussed above	-	175,000	-	4,648

Digimark, LLC subordinated promissory note, net, as discussed above. Currently past due.	100,000	179,151	22,083	-

Notes payable, net of discounts	171,984	736,270	60,155	34,603

Totals	$3,029,653	$1,739,000	$321,368	$130,426

Interest Expense

The following table summarizes interest expense for the three months ended June 30, 2013 and 2012, and the six months ended June 30, 2013 and 2012:

	Three months ended June30,		Six months ended June 30,
	2013	2012	2013	2012
Amortization of note discounts	$4,799,638	$743,400	$6,134,367	$1,020,749
Amortization of deferred financing costs	-	65,703	-	100,857
Other interest expense	99,555	71,218	212,186	116,893
	$4,899,193	$880,321	$6,346,553	$1,238,499

The following table summarizes interest expense for the years ended December 31, 2012 and 2011:

	Years ended December 31,
	2012	2011
Amortization of note discounts	$3,935,108	$370,810
Amortization of deferred financing costs	263,255	39,958
Other interest expense	361,201	133,447
	$4,559,564	$544,215

Stockholders' Equity (Deficit) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Schedule of share activity

The following table summarizes stock option activity for the six months ended June 30, 2013:

			Weighted -
		Weighted -	Average
		Average	Remaining	Aggregate
	Number	Exercise Price	Contractual	Intrinsic
	Outstanding	Per Share	Life (Years)	Value
Outstanding at January 1, 2013	1,955,000	$0.77	4.44	$-
Granted	30,387,825	$0.31	9.86
Exercised	-	$-	-
Canceled/forfeited/expired	(240,001)	$0.74	6.39
Outstanding at June 30, 2013	32,102,824	$0.33	9.55	$3,237,902

Options vested and exercisable at June 30, 2013	4,467,511	$0.40	8.49	$423,433

Unrecognized expense at June 30, 2013	$6,222,535

A summary of option activity under the 2010 Plan from December 31, 2010 to December 31, 2012 is presented below:

			Weighted -
		Weighted -	Average
		Average	Remaining	Aggregate
	Number	Exercise Price	Contractual	Intrinsic
	Outstanding	Per Share	Life (Years)	Value
Outstanding at December 31, 2010	1,015,000	$0.32	4.73
Granted	645,000	$1.50	7.35
Exercised	-	$-	-
Canceled/forfeited/expired	(50,000)	$1.60	4.04
Outstanding at December 31, 2011	1,610,000	$0.82	5.12	$1,240,000
Granted	682,500	$0.56	4.53
Exercised	-	$-	-
Canceled/forfeited/expired	(337,500)	$0.58	3.15
Outstanding at December 31, 2012	1,955,000	$0.77	4.44	$-

Options vested and exercisable at December 31, 2012	556,452	$0.77	4.06	$-

Unrecognized expense at December 31, 2012	$768,502

Total number of shares vested and the fair value of shares vested

The total number of shares vested and the fair value of shares vested for the years ended December 31, 2012 and 2011, respectively, was:

	Number of Options Vested	Fair Value of Options Vested
Fair value of options vested during the year ended December 31, 2012	368,952	$195,366
Fair value of options vested during the year ended December 31, 2011	253,750	$36,113

Schedule of shares outstanding

The following table summarizes information concerning options outstanding at June 30, 2013:

Awards Breakdown by Range as at June 30, 2013
	Outstanding			Vested
Exercise Price	Outstanding Stock Options	Weighted Average Remaining Contractual Life	Weighted Average Outstanding Exercise Price	Vested Stock Options	Weighted Average Remaining Vested Contractual Life	Weighted Average Vested Stock Price
$0.25 to $0.69	31,607,824	9.61	$0.31	4,173,973	8.64	$0.31
$1.16 to $1.75	495,000	6.09	$1.65	293,538	6.43	$1.68

The following table summarizes information concerning options outstanding at December 31, 2012:

Awards Breakdown by Range as at December 31, 2012
	Outstanding			Vested
Exercise Price	Outstanding Stock Options	Weighted Average Remaining Contractual Life	Weighted Average Outstanding Exercise Price	Vested Stock Options	Weighted Average Remaining Vested Contractual Life	Weighted Average Vested Stock Price
$0.32 to $0.69	1,410,000	3.71	$0.43	374,997	2.98	$0.32
$1.16 to $1.80	545,000	6.33	$1.66	181,455	6.30	$1.69

The following table summarizes information concerning options outstanding at December 31, 2012:

Awards Breakdown by Range as at December 31, 2012
	Outstanding			Vested
Exercise Price	Outstanding Stock Options	Weighted Average Remaining Contractual Life	Weighted Average Outstanding Exercise Price	Vested Stock Options	Weighted Average Remaining Vested Contractual Life	Weighted Average Vested Stock Price
$0.32 to $0.69	1,410,000	3.71	$0.43	374,997	2.98	$0.32
$1.16 to $1.80	545,000	6.33	$1.66	181,455	6.30	$1.69

The following table summarizes information concerning options outstanding at December 31, 2011:

Awards Breakdown by Range as at December 31, 2011
	Outstanding			Vested
Exercise Price	Outstanding Stock Options	Weighted Average Remaining Contractual Life	Weighted Average Outstanding Exercise Price	Vested Stock Options	Weighted Average Remaining Vested Contractual Life	Weighted Average Vested Stock Price
$0.32	1,015,000	3.98	$0.32	253,750	3.98	$0.32
$1.30 to $1.80	595,000	7.08	$1.68	-	-	$-

Schedule of range of assumptions

	Six months ended June 30,
	2013	2012
Expected volatility	122% - 132%	65% to 73.4%
Risk-free interest rate	0.22% to 1.50%	0.39% to 0.51%
Forfeiture rate	16.0%	0.0%
Expected dividend rate	0.0%	0.0%
Expected life(years)	1.50 to 6.02	3.00 to 4.00

The ranges of assumptions used during the years ended December 31, 2012 and 2011 are as follows:

	Stock Option Assumptions for the years ended December 31,
	2012	2011
Expected volatility	61.0% to 73.4%	60.0% to 65.0%
Risk-free interest rate	0.39% to 0.57%	0.62% to 2.31%
Forfeiture rate	0.0%	0.0%
Expected dividend rate	0.0%	0.0%
Expected life(years)	2.86 to 3.58	3.00 to 6.00

Weighted average grant date fair value activity

The following table summarizes weighted average grant date fair value activity:

	Weighted Average
	Grant Date Fair Value
	2012	2011
Stock options granted during the year ended December 31,	$0.27	$0.84
Stock options vested during the year ended December 31,	$0.53	$0.14
Stock options canceled/forfeited/expired during the year ended December 31,	$0.26	$1.78

Non-employee warrant valuation assumptions

A summary of non-employee warrant activity during the years ended December 31, 2012 and 2011 is presented below:

			Weighted -
		Weighted -	Average
		Average	Remaining
	Number	Exercise Price	Contractual
	Outstanding	Per Share	Life (Years)
Outstanding at December 31, 2010	793,750	$0.32	4.73
Granted	205,000	$1.50	7.35
Exercised	-	$-	-
Canceled/forfeited/expired	(93,750)	$1.60	4.04
Outstanding at December 31, 2011	905,000	$0.33	5.12
Granted	25,000	$1.16	4.09
Exercised	-	$-	-
Canceled/forfeited/expired	(25,000)	$1.16	4.09
Outstanding at December 31, 2012	905,000	$0.33	4.10

Warrants vested and exercisable at December 31, 2012	623,014	$0.33	3.76

Warrants outstanding

The following table summarizes information concerning warrants outstanding at December 31, 2012:

	Outstanding			Vested
Exercise Price	Outstanding Warrants	Weighted Average Remaining Contractual Life	Weighted Average Outstanding Exercise Price	Vested Warrants	Weighted Average Remaining Vested Contractual Life	Weighted Average Vested Stock Price
$0.32	900,000	4.10	$0.32	620,827	3.76	$0.32
$1.75	5,000	3.52	$1.75	2,187	3.52	$1.75

The following table summarizes information concerning warrants outstanding at December 31, 2011:

Awards Breakdown by Range as at December 31, 2011
	Outstanding			Vested
Exercise Price	Outstanding Warrants	Weighted Average Remaining Contractual Life	Weighted Average Outstanding Exercise Price	Vested Warrants	Weighted Average Remaining Vested Contractual Life	Weighted Average Vested Stock Price
$0.32	900,000	5.11	$0.32	349,997	3.98	$0.32
$1.75	5,000	4.52	$1.75	-	-	$-

Non-Employee Warrant [Member]
Schedule of share activity

A summary of non-employee warrant activity under the 2010 Plan from December 31, 2012 to June 30, 2013 is presented below:

		Weighted -	Average
		Average	Remaining	Aggregate
	Number	Exercise Price	Contractual	Intrinsic
	Outstanding	Per Share	Life (Years)	Value
Outstanding at December 31, 2012	905,000	$0.33	4.10	$-
Granted	-	$-	-
Exercised	-	$-	-
Canceled/forfeited/expired	-	$-	-
Outstanding at June 30, 2013	905,000	$0.33	3.60	$81,000

Warrants vested and exercisable at June 30, 2013	736,138	$0.33	3.32	$65,999

Schedule of shares outstanding

The following table summarizes information concerning warrants outstanding at June 30, 2013:

Awards Breakdown by Range as at June 30, 2013
	Outstanding			Vested
Exercise Price	Outstanding Warrants	Weighted Average Remaining Contractual Life	Weighted Average Outstanding Exercise Price	Vested Warrants	Weighted Average Remaining Vested Contractual Life	Weighted Average Vested Stock Price
$0.32	900,000	3.61	$0.32	733,326	3.32	$0.32
$1.75	5,000	3.02	$1.75	2,812	3.02	$1.75

The following table summarizes information concerning warrants outstanding at December 31, 2012:

	Outstanding			Vested
Exercise Price	Outstanding Warrants	Weighted Average Remaining Contractual Life	Weighted Average Outstanding Exercise Price	Vested Warrants	Weighted Average Remaining Vested Contractual Life	Weighted Average Vested Stock Price
$0.32	900,000	4.10	$0.32	620,827	3.76	$0.32
$1.75	5,000	3.52	$1.75	2,187	3.52	$1.75

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes Tables
Provisions for income taxes	For the years ended December 30, 2012 and 2011 the provisions for income taxes were as follows:
	2012	2011
Federal – current	$-	$-
State – current	-	3,000
Total	$-	$3,000

Net deferred tax assets and liabilities

Significant components of our net deferred tax assets and liabilities as of December 30, 2012 and 2011 are as follows:

	2012	2011
Deferred tax assets (liabilities):
Net operating loss carryforwards	$4,681,000	$3,814,000
Deferred revenue	-	16,000
Stock based compensation	940,000	613,000
Accrued compensation	70,000	48,000
	634,000	600,000
Depreciation and amortization	4,816,000	4,691,000
Other	12,000	9,000
Total deferred tax assets	11,153,000	9,791,000
Valuation allowance for net deferred tax assets	(11,153,000)	(9,791,000)
Total	$-	$-

Reconciliation of federal statutory income tax rate to our effective income tax rate

The difference between the provision for income taxes and income taxes computed using the U.S. federal income tax rate for the years ended December 31, 2012 and 2011 was as follows:

	2012	2011
Computed expected tax expense	$(2,495,000)	$(5,885,000)
State taxes, net of federal benefit	(155,000)	(1,006,000)
Other	1,288,000	180,000
Change in valuation allowance	1,362,000	6,714,000
	$-	$3,000

Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments And Contingencies Tables
Schedule of minimum lease payments	The minimum lease payments required over the next five years is shown below.
Minimum Lease Payments
2013	$71,136
2014	143,492
2015	148,281
2016	-
2017	-
Thereafter	-
$362,909
The minimum lease payments required over the next five years is shown below.
Minimum Lease Payments

2013	$138,678
2014	143,492
2015	148,281
2016	-
2017	-
Thereafter	-
$430,451

Reverse Merger Transaction and Accounting (Details Narrative)	6 Months Ended
Jun. 30, 2013
Reverse Merger Transaction And Accounting Details Narrative
Merger ratio	1 for .7268
Merger shares of common stock	10,000,000
Post merger security interest	56.00%
Post merger voting interest	44.00%

Nature of Operations and Summary of Significant Accounting Policies (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Level 1 [Member]
Goodwill (non-recurring)
Intangibles, net (non-recurring)
Derivatives (recurring)
Earn-out payable (non-recurring)
Level 2 [Member]
Goodwill (non-recurring)
Intangibles, net (non-recurring)
Derivatives (recurring)
Earn-out payable (non-recurring)
Level 3 [Member]
Goodwill (non-recurring)	4,213,699	2,259,624	3,002,070
Intangibles, net (non-recurring)	1,738,773	444,112	1,116,506
Derivatives (recurring)	209,089	3,074,504	1,573,859
Earn-out payable (non-recurring)	224,000
Gains (Losses) [Member]
Goodwill (non-recurring)		(742,446)	(10,435,170)
Intangibles, net (non-recurring)		(145,396)	(1,325,134)
Derivatives (recurring)	(3,813,598)	359,530	(1,234,145)
Earn-out payable (non-recurring)

Nature of Operations and Summary of Significant Accounting Policies (Details 1) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Nature Of Operations And Summary Of Significant Accounting Policies Details 1
Equipment	$ 158,515	$ 155,716	$ 146,872
Furniture and Fixtures	14,569	14,569	13,254
Subtotal	173,084	170,285	160,126
Less accumulated depreciation	(159,964)	(156,174)	(134,810)
Total	$ 13,120	$ 14,111	$ 25,316

Nature of Operations and Summary of Significant Accounting Policies (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Nature Of Operations And Summary Of Significant Accounting Policies Details 1
Outstanding employee options	$ 1,955,000	$ 1,610,000
Outstanding non-employee warrants	905,000	905,000
Outstanding PIPE warrants	842,184	842,184
Agregate options and warrants	$ 3,702,184	$ 3,357,184

Nature of Operations and Summary of Significant Accounting Policies (Details Narrative)) (USD $)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2012	Dec. 31, 2012 Integer	Dec. 31, 2011 Integer
Nature Of Operations And Summary Of Significant Accounting Policies Details 1
Accumulated deficit						$ 31,800,000
Additional bridge financing					3,396,350		(149,196)
Cash balances	4,998,148		4,998,148			363	369
Allowance for doubtful accounts	34,930		34,930			44,700	18,050
Customer Receivable Risk Percentage	49.00%		49.00%			43.00%	10.00%
Customer accounted for percent of total accounts receivable						1	0
Percentage of receivables outstanding	2.00%		2.00%
Trade accounts receivable sold	210,886		501,463
Proceeds from Sale of trade receivables	239,918		476,927
Losses related to the sales	4,419		10,054
Other current assets	14,482		14,482
Depreciation expense	1,934	6,766	3,790	13,384		22,153	19,712
Impairment charges on evaluation of goodwill						742,446	10,435,170
Amortization of intangible assets	(56,382)	(139,999)	(88,339)	(287,999)
Impairment charges on Intangible assets						145,396	1,325,134
Accumulated depreciation						156,174	134,810
Capitalized value related to companies acquisition, Amount						85,000
Capitalized value related to companies acquisition, Shares						14,286
Recognized deferred revenue from related parties	0	51,000	0	84,000		164,738	0
Deferred revenues, third parties	300,324		300,324			164,631	109,063
Deferred revenues, related parties	35,262		35,262			25,262	200,000
Customer accounted for percent of our revenues						1	0
Major customer representation of revenues	30.00%		30.00%			14.40%	10.00%
Employee stock based compensation	1,184,045	95,568	1,277,794	210,429		391,410	416,012
Amount due from sellers of Boomtext						137,638	125,846
Amount due to sellers of Boomtext						$ 153,317	$ 148,930

Acquisitions (Details) (USD $)	Jun. 30, 2013
Sequence [Member]
Purchase price fair value allocation
Merchant relationships	$ 181,000
Trade name	76,000
Developed technology	71,000
Goodwill	379,750
Total assets acquired	707,750
Purchase price
Cash	300,000
Common stock	183,750
Earn-out payable	224,000
Total purchase price	707,750
Front Door [Member]
Purchase price fair value allocation
Merchant relationships	5,500
Accounts receivable	27,467
Contracts	813,000
Customer relationships	22,000
Trade name	96,000
Non-compete agreement	124,000
Goodwill	1,574,325
Total assets acquired	2,662,292
Liabilities assumed	(162,886)
Net assets acquired	2,499,406
Purchase price
Cash	100,000
Promissory note, net	1,365,096
Common stock	1,034,310
Total purchase price	$ 2,499,406

Acquisitions (Details 1) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenues
Revenues	$ 1,085,610	$ 1,009,398	$ 2,113,603	$ 2,022,604	$ 4,079,745	$ 2,524,265
Cost of revenues	311,390	332,458	596,012	700,228	1,300,325	986,854
Gross margin	774,220	676,940	1,517,591	1,322,376	2,779,420	1,537,411
Operating expenses
General & administrative	787,698	796,946	1,320,323	1,714,527	2,984,531	3,625,799
Sales & marketing	1,435,444	381,868	1,798,341	729,119	1,562,520	583,284
Engineering, research, & development	157,184	135,760	251,239	295,973	562,459	347,884
Depreciation & amortization	58,315	146,766	92,129	301,383	549,151	751,072
Goodwill impairment					742,446	10,435,170
Intangible asset impairment					145,396
Total operating expenses	2,438,641	1,461,340	3,462,032	3,041,002	6,546,503	17,068,343
Loss from operations	(1,664,421)	(784,400)	(1,944,441)	(1,718,626)	(3,767,083)	(15,530,932)
Other income/(expense)
Interest income	18	2,568	21	2,568	2,833	176
Interest expense	(4,899,193)	(880,321)	(6,346,553)	(1,238,499)	(4,559,564)	(544,215)
Change in fair value of derivative liabilities	(2,812,048)	654,477	(3,813,598)	193,990	359,530	(1,234,145)
Gain (loss) on adjustment in contingent consideration	(499,177)	16,131	(193,465)	76,782	625,357	999,347
Total other income/(expense)	(8,210,400)	(207,145)	(10,353,595)	(965,159)	(3,571,844)	(778,837)
Loss before income taxes	(9,874,821)	(991,545)	(12,298,036)	(2,683,785)	(7,338,927)	(16,309,769)
Income tax expense						(3,220)
Net loss	(9,874,821)	(991,545)	(12,298,036)	(2,683,785)	(7,338,927)	(16,312,989)
Net loss per share - basic and diluted	$ (0.28)	$ (0.04)	$ (0.42)	$ (0.12)	$ (0.32)	$ (0.78)
Weighted average number of shares during the period - basic and diluted	35,099,827	22,797,641	29,224,981	22,797,641	23,069,669	20,910,334
FDI [Member]
Revenues
Revenues			162,280		347,797
Cost of revenues			54,371		183,819
Gross margin			107,909		163,978
Operating expenses
General & administrative			71,720		155,568
Sales & marketing			4,888		45,292
Engineering, research, & development			87,994		199,953
Depreciation & amortization
Goodwill impairment
Intangible asset impairment
Total operating expenses			164,602		400,813
Loss from operations			(56,693)		(236,835)
Other income/(expense)
Interest income
Interest expense			(6,785)		(4,105)
Change in fair value of derivative liabilities
Gain (loss) on adjustment in contingent consideration
Total other income/(expense)			(6,785)		(4,105)
Loss before income taxes			(63,478)		(240,940)
Income tax expense
Net loss			(63,478)		(240,940)
Pro Forma ADJ [Member]
Revenues
Revenues
Cost of revenues
Gross margin
Operating expenses
General & administrative
Sales & marketing			229,258		1,541,050
Engineering, research, & development
Depreciation & amortization			68,469		178,509
Goodwill impairment
Intangible asset impairment
Total operating expenses			297,727		1,719,559
Loss from operations			(297,727)		(1,719,559)
Other income/(expense)
Interest income
Interest expense					(234,115)
Change in fair value of derivative liabilities
Gain (loss) on adjustment in contingent consideration
Total other income/(expense)					(234,115)
Loss before income taxes			(297,727)		(1,953,674)
Income tax expense
Net loss			(297,727)		(1,953,674)
Pro Forma [Member]
Revenues
Revenues			2,275,883		4,427,542
Cost of revenues			650,383		1,484,144
Gross margin			1,625,500		2,943,398
Operating expenses
General & administrative			1,392,043		3,140,099
Sales & marketing			2,032,487		3,148,862
Engineering, research, & development			339,233		762,412
Depreciation & amortization			160,598		727,660
Goodwill impairment					742,446
Intangible asset impairment					145,396
Total operating expenses			3,924,361		8,666,875
Loss from operations			(2,298,861)		(5,723,477)
Other income/(expense)
Interest income			21		2,833
Interest expense			(6,353,338)		(4,797,784)
Change in fair value of derivative liabilities			(3,813,598)		359,530
Gain (loss) on adjustment in contingent consideration			(193,465)		625,357
Total other income/(expense)			(10,360,380)		(3,810,064)
Loss before income taxes			(12,659,241)		(9,533,541)
Income tax expense
Net loss			$ (12,659,241)		$ (9,533,541)
Net loss per share - basic and diluted			$ (0.37)		$ (0.32)
Weighted average number of shares during the period - basic and diluted			34,630,537		30,069,669

Acquisitions (Details 2) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets	$ 5,373,122	$ 445,043	$ 260,166
Equipment	173,084	170,285	160,126
Goodwill	4,213,699	2,259,624	3,002,070
Assumed liabilities - deferred revenue			16,000
Cash	4,998,148	363	396
Txtstation [Member]
Current assets		10,184
Equipment		31,230
Customer contracts		1,026,000
Trade name		36,000
Technology / IP		182,000
Non-compete		1,000
Goodwill		6,373,730
Assumed liabilities - deferred revenue		(20,000)
Total purchase price		7,640,144
Cash		26,184
Present value of scheduled cash payments		241,960
Common stock		7,372,000
Total purchase price		$ 7,640,144

Acquisitions (Details 3) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill	$ 4,213,699	$ 2,259,624	$ 3,002,070
Cash	4,998,148	363	396
Parent Company [Member]
Customer relationships		814,000
Trade name		65,000
Technology / IP		217,000
Non-compete		5,000
Goodwill		2,690,033
Total purchase price		3,791,033
Cash		64,969
Subordinated secured note payable		606,064
Common stock		3,120,000
Total purchase price		$ 3,791,033

Acquisitions (Details 4) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill	$ 4,213,699	$ 2,259,624	$ 3,002,070
Cash	4,998,148	363	396
Earn-out payable		2,032,881	2,658,238
BoomText [Member]
Prepaid assets		3,000
Customer relationships		592,000
Trade name		39,000
Technology / IP		59,000
Non-compete		10,000
Goodwill		4,373,477
Total purchase price		5,076,477
Cash		120,514
Secured subordinated promissory note		175,000
Unsecured subordinated promissory note		182,460
Common stock		826,069
Earn-out payable		3,657,585
Liabilities assumed		114,849
Total purchase price		$ 5,076,477

Acquisitions (Details 5)	Dec. 31, 2012
Txtstation [Member]
Customer contracts	5 years
Customer relationships	0 years
Trade name	1 year
Technology / IP	5 years
Non-compete	1 year 6 months
Goodwill	0 years
Parent Company [Member]
Customer contracts	0 years
Customer relationships	2 years
Trade name	5 years
Technology / IP	5 years
Non-compete	2 years
Goodwill	0 years
BoomText [Member]
Customer contracts	0 years
Customer relationships	2 years
Trade name	1 year
Technology / IP	1 year
Non-compete	2 years
Goodwill	0 years

Acquisitions (Details 6) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Acquisitions Details 6
Pro forma revenue	$ 3,678,963	$ 3,294,422
Pro forma net loss	$ (16,688,474)	$ (2,476,229)

Acquisitions (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 BoomText [Member]	Jun. 30, 2013 Sequence [Member]	Jun. 30, 2013 Front Door [Member]
Purchase price
Cash			$ 2,032,881	$ 300,000	$ 100,000
Promissory note, net					1,365,096
Discount on note payable					34,904
Shares of common stock				750,000	7,000,000
Promissory note					1,400,000
Common stock				183,750	1,034,310
Earn-out rate				10.00%
Earn-out payable				224,000
Shares held in escrow					1,750,000
Shares held in escrow rate of agreement					25.00%
Acquisition, Shares issued			1,364,350
Acquisition, Cash paid			2,032,881	300,000	100,000
Gain on adjustment of contingent consideration	625,357	999,347
Acquisition costs	$ 0	$ 223,207

Goodwill and Purchased Intangibles (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Balance at December 31, 2011					$ 1,116,506
Balance at December 31, 2012			444,112
Additions			1,383,000			3,173,000
Amortization	(56,382)	(139,999)	(88,339)	(287,999)
Impairment					(145,396)	(1,325,134)
Balance at June 30, 2013	1,738,773		1,738,773		444,112
Patents and trademarks [Member]
Balance at December 31, 2011					120,016
Balance at December 31, 2012			111,620
Additions						127,000
Amortization			(4,199)		(8,396)	(6,984)
Impairment
Balance at June 30, 2013	107,421		107,421		111,620
Customer contracts [Member]
Balance at December 31, 2011					103,000
Balance at December 31, 2012			78,765
Additions			813,000			1,026,000
Amortization			(25,164)		(24,235)	(153,900)
Impairment						(769,100)
Balance at June 30, 2013	866,601		866,601		78,765
Customer relationships [Member]
Balance at December 31, 2011					496,999
Balance at December 31, 2012			29,056
Additions			203,000			1,406,000
Amortization			(16,428)		(349,094)	(428,584)
Impairment					(118,849)	(480,417)
Balance at June 30, 2013	215,628		215,628		29,056
Trade name [Member]
Balance at December 31, 2011					70,750
Balance at December 31, 2012			30,588
Additions			76,000			140,000
Amortization			(6,413)		(40,162)	(53,000)
Impairment						(16,250)
Balance at June 30, 2013	100,175		100,175		30,588
Technology / IP [Member]
Balance at December 31, 2011					322,116
Balance at December 31, 2012			193,458
Additions			167,000			458,000
Amortization			(30,867)		(102,111)	(84,434)
Impairment					(26,547)	(51,450)
Balance at June 30, 2013	329,591		329,591		193,458
Non-compete [Member]
Balance at December 31, 2011					3,625
Balance at December 31, 2012			625
Additions			124,000			16,000
Amortization			(5,268)		(3,000)	(4,458)
Impairment						(7,917)
Balance at June 30, 2013	$ 119,357		$ 119,357		$ 625

Goodwill and Purchased Intangibles (Details 1) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
2013	$ 174,162	$ 125,956
2014	319,268	96,275
2015	319,368	96,275
2016	245,283	47,570
2017	190,064	8,396
Thereafter	490,728	69,640
Total	$ 1,738,773	$ 444,112

Goodwill and Purchased Intangibles (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Carrying value of goodwill	$ 4,213,699		$ 4,213,699		$ 2,259,624	$ 3,002,070
Significant acquisitions	1,954,075		1,954,075
Amortization	56,382	139,999	88,339	287,999
Amortization expense					526,998	731,360
Acquired goodwill						13,437,240
Goodwill impairment					742,446	10,435,170
Intangible asset impairment expense					$ 145,396	$ 1,325,134

Derivative Liabilities (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Value	$ 209,089	$ 3,074,504	$ 1,573,859	$ 334,478
Convertible Bridge Notes [Member]
Derivative Value		2,850,085	826,435
Common Stock and Warrants [Member]
Derivative Value	209,089	129,378	747,424
Non-employee Warrants [Member]
Derivative Value		$ 95,041

Derivative Liabilities (Details 1) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Beginning balance	$ 3,074,504	$ 1,573,859	$ 334,478
Issuances in derivative value due to new security issuances of notes	4,614,714	5,352,404	149,197
Issuances in derivative value due to vesting of non-employee warrants	26,969	485,700
Issuances in derivative value due to new security issuances of common stock and warrants			1,185,150
Conversion of bridge notes into common stock and warrants			(143,961)
Issuances in derivative value due to allonges		118,633
Adjustment to derivative liability due to debt repayment	(129,139)
Adjustment to derivative liability due to debt conversion	(3,361,772)
Adjustment to derivative liability due to note repayment	(129,139)
Adjustment to derivative liability due to note conversion into new notes	(3,152,786)
Adjustment to derivative liability due to note conversion into equity	(7,923,875)
Adjustment to derivative liability due to warrant expiration	(1,318)
Change in fair market value of derivative liabilities	3,786,629		48,995
Ending balance	$ 209,089	$ 3,074,504	$ 1,573,859

Derivative Liabilities (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Current derivative liabilities	$ 209,089		$ 209,089		$ 3,074,504	$ 1,573,859
Derivative liabilities convertied into additional paid-in capital	7,792,657		7,792,657
Change in fair value of derivative liabilities	(2,812,048)	654,477	3,813,598	193,990	359,530	(1,234,145)
Value of allonges	131,248		131,248
Derivative liability at the issuance date of allonges					$ 117,017

Bridge Financing, Notes Payable, Accrued Interest and Cash Payment Obligation (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Bridge notes payable		$ 4,342,418	$ 1,062,500
Less unamortized discounts
VMCO		(481,390)	(12,031)
ASID		(1,003,359)	(47,739)
Bridge notes payable, net of discounts		$ 2,857,669	$ 1,002,730

Bridge Financing, Notes Payable, Accrued Interest and Cash Payment Obligation (Details 1) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Beginning balance			$ (1,484,749)	$ (59,770)	$ (59,770)
Additions			(4,614,714)		(5,352,404)	(149,196)
Amortization	4,764,734	741,444	6,099,463	1,014,813	3,927,425	358,254
Ending balance					(1,484,749)	(59,770)
VMCO [Member]
Beginning balance			(481,390)	(12,031)	(12,031)	(1,569)
Additions			(1,936,191)		(1,409,797)	(30,276)
Amortization			2,417,581		940,438	19,814
Ending balance					(481,390)	(12,031)
ASID [Member]
Beginning balance			(1,003,359)	(47,739)	(47,739)	(267,259)
Additions			(2,678,523)		(3,942,607)	(118,920)
Amortization			3,681,882		2,986,987	338,440
Ending balance					$ (1,003,359)	$ (47,739)

Bridge Financing, Notes Payable, Accrued Interest and Cash Payment Obligation (Details 2) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Notes Payable	$ 20,000	$ 3,029,653	$ 1,739,000
Accrued Interest	110,714	321,368	130,426
Bridge notes, net [Member]
Notes Payable		2,857,669	1,002,730
Accrued Interest	95,404	261,213	95,823
Convertible notes payable, net of discounts [Member]
Notes Payable		2,857,669	1,002,730
Accrued Interest	95,404	261,213	95,823
Unsecured Note Payable [Member]
Notes Payable	20,000	20,000	20,000
Accrued Interest	15,310	13,775	10,871
Note Payable to Trust [Member]
Notes Payable		51,984	51,984
Accrued Interest		24,297	19,084
Digimark LLC Secured Subordinated Promissory Note [Member]
Notes Payable		100,000	175,000
Accrued Interest		22,083	4,648
Notes payable [Member]
Notes Payable	20,000	171,984	736,270
Accrued Interest	15,310	60,155	34,603
MobivityAcquisition [Member]
Notes Payable			310,135
Accrued Interest
Digimark LLC Secured Subordinated Promissory Note 1 [Member]
Notes Payable			179,151
Accrued Interest

Bridge Financing, Notes Payable, Accrued Interest and Cash Payment Obligation (Details 3) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Amortization of note discounts	$ 4,799,368	$ 743,400	$ 6,134,367	$ 1,020,749	$ 3,935,108	$ 370,810
Amortization of deferred financing costs		65,703		100,857	263,255	39,958
Other interest expense	99,555	71,218	212,186	116,893	361,201	133,447
Total	$ 4,899,193	$ 880,321	$ 6,346,553	$ 1,238,499	$ 4,559,564	$ 544,215

Bridge Financing, Notes Payable, Accrued Interest and Cash Payment Obligation (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended				12 Months Ended			24 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Bridge Note [Member]	Jun. 30, 2012 Bridge Note 1[Member]	Jun. 30, 2013 Digimark LLC Secured Subordinated Promissory Note [Member]	Jun. 30, 2012 Digimark LLC Secured Subordinated Promissory Note [Member]	Dec. 31, 2012 MobivityAcquisition [Member]	Dec. 31, 2011 MobivityAcquisition [Member]	Dec. 31, 2012 Digimark LLC Secured Subordinated Promissory Note 1 [Member]	Dec. 31, 2012 Digimark LLC Secured Subordinated Promissory Note 1 [Member]
Due date on the outstanding Bridge notes payable					Apr 15, 2013
Notes owed to holder					$ 57,699
Outstanding principal of bridge notes	4,984,720		4,984,720						194,658
Notes converted into shares of common stock	24,923,602		24,923,602
Value of common stock	$ 0.2		$ 0.2
Discount amortization to interest expense	4,764,734	741,444	6,099,463	1,014,813	3,927,425	358,254
Debt discount					1,484,749
Amortization of deferred financing costs					263,255	39,958	0	65,703
Deferred financing costs					247,880	53,250
Principal and interest payments made											316,579	316,579
Principal payment													175,000
Interest payment													9,266
Accretion of the debt discount													6,897	5,301
Payments on the promissory note													86,048	8,610
Accretion of the debt discount cash payment obligation	0	2,466			786	7,254			0	4,422
Promissory note outstanding									182,460				100,000	100,000
Interest expense	49,429	28,273	53,389	33,108	33,385	20,650	0	100,857
Payments made on cash payment obligation					$ 87,500	$ 162,500

Stockholders' Equity (Deficit) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Weighted Average Exercise Price Per Share
Granted	$ 0.31
2010 Incentive Stock Option Plan [Member]
Number Outstanding
Outstanding, Beginning	1,955,000	1,610,000	1,015,000
Granted	30,387,825	682,500	645,000
Exercised
Canceled/forfeited/expired	(240,001)	(337,500)	(50,000)
Outstanding, Ending	32,102,824	1,955,000	1,610,000
Vested and exercisable	4,467,511	556,452
Unrecognized expense	$ 6,222,535	$ 768,502
Weighted Average Exercise Price Per Share
Outstanding, Beginning	$ 0.77	$ 0.82	$ 0.32
Granted	$ 0.31	$ 0.56	$ 1.5
Exercised
Canceled/forfeited/expired	$ 0.74	$ 0.58	$ 1.6
Outstanding, Ending	$ 0.33	$ 0.77	$ 0.82
Vested and exercisable	$ 0.4	$ 0.77
Weighted Average Remaining Contractual Life (Years)
Outstanding, Beginning	4 years 5 months 9 days	5 years 1 month 13 days	4 years 8 months 23 days
Granted	9 years 10 months 10 days	4 years 6 months 11 days	7 years 4 months 6 days
Canceled/forfeited/expired	6 years 4 months 21 days	3 years 1 month 24 days	4 years 15 days
Ending Balance	9 years 6 months 18 days	4 years 5 months 9 days	5 years 1 month 13 days
Vested and exercisable	8 years 5 months 27 days	4 years 22 days
Aggregate Intrinsic value
Outstanding, Beginning		1,240,000
Outstanding, Ending	3,237,902		1,240,000
Options vested and exercisable	$ 423,433

Stockholders' Equity (Deficit) (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Fair value of options vested during the year number	368,952	253,750
Fair value of options vested during the year fair Value	$ 195,366	$ 36,113

Stockholders' Equity (Deficit) (Details 2) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013 Exercise Price 0.25 to 0.69 [Member]	Jun. 30, 2013 Exercise Price 1.16 to 1.75 [Member]	Dec. 31, 2012 Exercise Price 0.32 to 0.69 [Member]	Dec. 31, 2012 Exercise Price 1.16 to 1.80 [Member]	Dec. 31, 2011 Exercise Price 0.32 [Member]	Dec. 31, 2011 Exercise Price 1.30 to 1.80 [Member]
Outstanding Stock Options	31,607,824	495,000	1,410,000	545,000	1,015,000	595,000
Weighted Average Remaining Contractual Life	9 years 7 months 10 days	6 years 1 month 2 days	3 years 8 months 16 days	6 years 3 months 29 days	3 years 11 months 23 days	7 years 29 days
Weighted Average Outstanding Exercise Price	$ 0.31	$ 1.65	$ 0.43	$ 1.66	$ 0.32	$ 1.68
Vested and exercisable at June 30, 2013	4,173,973	293,538	374,997	181,455	253,750
Vested Weighted Average Remaining Vested Contractual Life	8 years 7 months 21 days	6 years 5 months 5 days	2 years 11 months 23 days	6 years 3 months 18 days	3 years 11 months 23 days
Weighted Average Vested Stock Price	$ 0.31	$ 1.68	$ 0.32	$ 1.69	$ 0.32

Stockholders' Equity (Deficit) (Details 3)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Forfeiture rate	16.00%	0.00%	0.00%	0.00%
Expected dividend rate	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Expected volatility	122.00%	65.00%	61.00%	60.00%
Risk-free interest rate	22.00%	0.39%	0.39%	0.62%
Expected life (yrs), Minimum	1 year 6 months 0 days	3 years	2 years 10 months 10 days	3 years
Maximum [Member]
Expected volatility	132.00%	73.40%	73.40%	65.00%
Risk-free interest rate	150.00%	0.51%	0.57%	2.31%
Expected life (yrs), Minimum	6 years 0 months 7 days	4 years	3 years 6 months 29 days	6 years

Stockholders' Equity (Deficit) (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Stock options granted during the year ended December 31,	$ 0.27	$ 0.84
Weighted Average Grant Date Fair Value Stock options vested during the year ended December 31,	$ 0.53	$ 0.14
Weighted Average Grant Date Fair Value Stock options canceled/forfeited/expired during the year ended December 31,	$ 0.26	$ 1.78

Stockholders' Equity (Deficit) (Details 5) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2013 Non-employee warrant [Member]	Dec. 31, 2012 Non-employee Warrants [Member]	Dec. 31, 2011 Non-employee Warrants [Member]
Number Outstanding
Outstanding, Beginning		905,000	905,000	793,750
Granted			25,000	205,000
Exercised
Canceled/forfeited/expired			(25,000)	(93,750)
Outstanding, Ending		905,000	905,000	905,000
Vested and exercisable		736,138	623,014
Weighted Average Exercise Price Per Share
Outstanding, Beginning		$ 0.33	$ 0.33	$ 0.32
Granted	$ 0.31		$ 1.16	$ 1.5
Exercised
Canceled/forfeited/expired			$ 1.16	$ 1.6
Outstanding, Ending		$ 0.33	$ 0.33	$ 0.33
Vested and exercisable		$ 0.33	$ 0.33
Weighted Average Remaining Contractual Life (Years)
Outstanding, Beginning		4 years 1 month 6 days	5 years 1 month 13 days	4 years 8 months 23 days
Granted			4 years 1 month 2 days	7 years 4 months 6 days
Canceled/forfeited/expired			4 years 1 month 2 days	4 years 15 days
Outstanding, Ending		3 years 7 months 6 days	4 years 1 month 6 days	5 years 1 month 13 days
Vested and exercisable		3 years 3 months 26 days	3 years 9 months 4 days
Aggregate Intrinsic value
Outstanding, Ending		$ 81,000
Warrants vested and exercisable		$ 65,999

Stockholders' Equity (Deficit) (Details 6) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Exercise Price 0.32 [Member]
Outstanding warrants			1,015,000
Weighted Average Remaining Contractual Life			3 years 11 months 23 days
Weighted Average Outstanding Exercise Price			$ 0.32
Vested and exercisable at June 30, 2013			253,750
Vested Weighted Average Remaining Vested Contractual Life			3 years 11 months 23 days
Weighted Average Vested Stock Price			$ 0.32
Exercise Price 0.32 [Member] | Warrant [Member]
Outstanding warrants	900,000	900,000	900,000
Weighted Average Remaining Contractual Life	3 years 7 months 10 days	4 years 1 month 6 days	5 years 1 month 10 days
Weighted Average Outstanding Exercise Price	$ 0.32	$ 0.32	$ 0.32
Vested and exercisable at June 30, 2013	733,326	620,827	349,997
Vested Weighted Average Remaining Vested Contractual Life	3 years 3 months 26 days	3 years 9 months 4 days	3 years 11 months 23 days
Weighted Average Vested Stock Price	$ 0.32	$ 0.32	$ 0.32
Exercise Price1.75 [Member] | Warrant [Member]
Outstanding warrants	5,000	5,000	5,000
Weighted Average Remaining Contractual Life	3 years 0 months 7 days	3 years 6 months 7 days	4 years 6 months 7 days
Weighted Average Outstanding Exercise Price	$ 1.75	$ 1.75	$ 1.75
Vested and exercisable at June 30, 2013	2,812	2,187
Vested Weighted Average Remaining Vested Contractual Life	3 years 0 months 7 days	3 years 6 months 7 days
Weighted Average Vested Stock Price	$ 1.75	$ 1.75

Stockholders' Equity (Deficit) (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Common stock outstanding	96,079,318		96,079,318		23,218,117	22,754,308
Current derivative liabilities					$ 2,032,881
Additional paid-in capital due			176,555
Change in fair value of derivative liabilities	(33,835)	129,987	(54,545)	(190,957)	117,477
Change in fair value of derivative liabilities, warrant vesting	14,388	33,883	29,969	33,883
Gain related to change in estimated dollar value of earn-out payable	(499,177)	16,131	(193,465)	76,782
Stock based compensation, value	1,184,045	95,568	1,277,794	210,429	391,410	416,012
Expected compensation next twelve months	6,222,535		6,222,535
Vested warrants	736,138		736,138		623,014
Weighted average exercise price of granted options			$ 0.31
Weighted average grant date fair value			$ 0.27
Shares of stock issued	96,079,318		96,079,318		23,218,117	22,754,308
Value of shares issued	96,080		96,080		23,218	22,754
StockIssuance1Member
Shares of stock issued	750,000		750,000
Value of shares issued	183,750		183,750
StockIssuance2 [Member]
Shares of stock issued	7,000,000		7,000,000
Value of shares issued	1,034,310		1,034,310
StockIssuance3 [Member]
Shares of stock issued	1,483,669		1,483,669
StockIssuance4 [Member]
Shares of stock issued	36,780,000		36,780,000
Net proceeds	6,789,686		6,789,686
Transaction costs	566,315		566,315
StockIssuance5 [Member]
Shares of stock issued	26,772,532		26,772,532
StockIssuance6 [Member]
Shares of stock issued	75,000		75,000
General and administrative expense	18,375		18,375
IncentivePlan 2010 [Member]
Shares authorized under plan	3,124,000		3,124,000
IncentivePlan 2013 [Member]
Shares authorized under plan	33,386,086		33,386,086
NonEmpl Warrant1 [Member]
Share based compensation	700,000		700,000
NonEmpl Warrant2 [Member]
Share based compensation	200,000		200,000
NonEmpl Warrant3 [Member]
Share based compensation	5,000		5,000
NonEmpl Warrant4 [Member]
Share based compensation	25,000		25,000
Warrant1 [Member]
Share based compensation	688,669		688,669
Warrant exercise price	$ 2		$ 2
Warrant2 [Member]
Share based compensation	153,535		153,535
Warrant exercise price	$ 2		$ 2
Warrant3 [Member]
Share based compensation	27,249,550		27,249,550
Warrant exercise price	$ 0.2		$ 0.2
Warrant4 [Member]
Share based compensation	3,602,558		3,602,558
Warrant exercise price	$ 0.2		$ 0.2
Non-Employee Warrant [Member]
Current derivative liabilities					95,041
Private Placement [Member]
Common stock purchased by issuance of warrant						688,669
Common stock price						$ 2
Conversion [Member]
Common stock purchased by issuance of warrant						153,515
Common stock price						$ 2
Director [Member]
Stock based compensation, value					86,883
Additional Director [Member]
Stock based compensation, value					$ 91,000

Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Federal - current
State - current		3,000
Total		$ 3,000

Income Taxes (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets (liabilities):
Net operating loss carryforwards	$ 4,681,000	$ 3,814,000
Deferred revenue		16,000
Stock based compensation	940,000	613,000
Accrued compensation	70,000	48,000
Deferred tax liabilities	634,000	600,000
Depreciation and amortization	4,816,000	4,691,000
Other	12,000	9,000
Total deferred tax assets	11,153,000	9,791,000
Valuation allowance for net deferred tax assets	(11,153,000)	(9,791,000)
Total

Income Taxes (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Computed expected tax expense	$ (2,495,000)	$ (5,885,000)
State taxes, net of federal benefit	(155,000)	(1,006,000)
Other	1,288,000	180,000
Change in valuation allowance	1,362,000	6,714,000
Total		$ 3,000

Income Taxes (Details Narrative) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
Utilization of net operating loss carry forwards and credits	As such, utilization of net operating loss carryforwards and credits generated before the 2010 change in ownership will be limited to approximately $207,000 per year until such carryforwards are fully utilized.	The Company has determined that during 2010 it experienced a change of ownership as defined by Section 382 of the Internal Revenue Code. As such, utilization of net operating loss carry forwards and credits generated before the 2010 change in ownership will be limited to approximately $207,000 per year until such carry forwards are fully utilized.
Net operating loss carryforward		$ 14,700,000
Net operating loss carryforward expiration		expire in 2026
Pre change net operating loss carryforward	$ 7,000,000	$ 7,000,000

Fair Value Measurements (Details Narrative) (USD $)	Dec. 31, 2012
Notes to Financial Statements
Aggregate fair market value of common stock and warrants issued	$ 3,074,504

Commitments and Contingencies (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Operating Lease
2013	$ 71,136	$ 138,678
2014	143,492	143,492
2015	148,281	148,281
2016
2017
Thereafter
Total	$ 362,909	$ 430,451

Commitments and Contingencies (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Lease Exit Obligation	$ 24,615		$ 24,615		$ 44,615
Monthly rent payment current year	11,557		11,557
Monthly rent in one year	11,958		11,958
Monthly rent in two years	12,357		12,357
Rent expense	43,874	43,329	866,669	92,617	179,179	144,703
Earn out commitment					An earn-out payment (payable 20 months after closing of the transaction) of a number of shares of common stock of the Company equal to (a) 1.5, multiplied by the Companys net revenue from acquired customers and customer prospects for the twelve-month period beginning six months after the closing date, divided by (b) the average of the volume-weighted average trading prices of the Companys common stock for the 25 trading days immediately preceding the earn-out payment (subject to a collar of $1.49 and $2.01 per share).
Earn-out payable					2,032,881	2,658,238
Change in earn-out payable					625,357	999,347
Remaining rent obligation					38,088
Remaining deferred rent					$ 6,527

Related Party Transactions (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Debt converted into Mobivity stock			$ 570,534
Debt conversion to common stock shares			370,534
Debt conversion to prepaid services			200,000
Recognized revenue	0	51,000	0	84,000	164,738
Remaining balance of prepaid services	35,262		35,262
Debt conversion value					570,534
Common stock value					370,534
Chief Financial Officer [Member]
Bridge note	20,000
Note conversion into shares	189,812
Warrant to purchase shares of common stock	189,812
Warrant exercise price per share	$ 0.2
Chief Executive Officer [Member]
Bridge note	$ 17,500
Note conversion into shares	88,243
Warrant to purchase shares of common stock	88,243
Warrant exercise price per share	$ 0.2

Subsequent Events (Details Narrative) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended
	Aug. 13, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 21, 2013
Sale of shares of common stock	720,000
Proceeds from sale of stock	$ 137,428	$ 6,789,685			$ 1,011,203
Placement agent warrants issued	32,900
Warrant exercise price	$ 0.2
Additional debt issuance						200,000
Unissued shares						750,000
Bridge notes, net [Member]
Note payment				25,000
Allocated toward principal				21,040
Allocated to accrued interest				3,960
Remaining principal balance				36,658
us-gaap:SeniorNotes [Member]
Authorized but not yet issued					$ 500,000